THE HUDSON RIVER TRUST
-------------------------------------------------------


SEMI-ANNUAL REPORT
JUNE 30, 1995

THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1995 (Unaudited)

                                                               INTERMEDIATE
                                                                GOVERNMENT                                    GROWTH AND
                                               MONEY MARKET     SECURITIES     QUALITY BOND    HIGH YIELD       INCOME
                                                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                             --------------  --------------  --------------  -------------  -------------
ASSETS:
Investments at value (Cost:
 Money Market Portfolio--$306,334,770;
 Intermediate Government Securities
  Portfolio--$61,280,876;
 Quality Bond Portfolio--$142,968,103;
 High Yield Portfolio--$94,082,884;
 Growth and Income  Portfolio--$56,259,714;
 Equity Index Portfolio--$69,843,336;
 Common Stock Portfolio--$3,603,354,667;
 Global Portfolio--$509,652,391;
 International Portfolio--$6,779,128;
 Aggressive Stock
 Portfolio--$1,778,564,348;
 Conservative Investors
  Portfolio--$199,295,053;
 Balanced Portfolio--$1,350,108,305;
 Growth Investors Portfolio--$608,304,165)
  (Notes 1 and 3) .......................... $306,363,820    $ 62,499,410    $144,952,644    $ 95,875,092   $60,767,216
Cash .......................................       26,308          46,008              --       1,568,399       117,833
Foreign cash ...............................           --              --              --              --            --
Receivable for securities sold .............           --              --              --       2,056,850            --
Receivable from Separate Accounts for Trust
 shares sold ...............................    3,783,895          14,856              --         333,456        12,648
Dividends, interest and other receivables  .      885,575         355,687       2,168,039       1,993,441       220,248
                                             --------------  --------------  --------------  -------------  -------------
   Total assets ............................  311,059,598      62,915,961     147,120,683     101,827,238    61,117,945
                                             --------------  --------------  --------------  -------------  -------------
LIABILITIES:
Options written at value (Premiums
 received; Common Stock Portfolio--
 $19,239,554 (Notes 1 and 3) ...............           --              --              --              --            --
Payable to custodian .......................           --              --         572,148              --            --
Payable for securities purchased ...........           --       3,072,440              --       6,026,347       856,400
Payable to Separate Accounts for Trust
 shares redeemed ...........................           --              --           3,894              --            --
Unrealized depreciation of forward currency
 contracts (Notes 1 and 3) .................           --              --              --              --            --
Variation margin payable on futures
 contracts .................................           --              --              --              --            --
Investment advisory fees payable ...........      101,643          24,324          66,087          42,633        26,131
Trustees' fees payable .....................       18,465           3,530           1,059           2,477           188
Accrued expenses ...........................       33,518          15,610          23,449          17,540        17,282
                                             --------------  --------------  --------------  -------------  -------------
   Total liabilities .......................      153,626       3,115,904         666,637       6,088,997       900,001
                                             --------------  --------------  --------------  -------------  -------------
NET ASSETS ................................. $310,905,972    $ 59,800,057    $146,454,046    $ 95,738,241   $60,217,944
                                             ==============  ==============  ==============  =============  =============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ........................... $310,844,302    $ 68,631,172    $153,012,187    $ 97,225,035   $56,478,539
 Accumulated undistributed
  (overdistributed) net investment income  .       32,620           6,929         707,869          21,330         9,857
 Accumulated undistributed net realized
  gain (loss) ..............................           --     (10,056,578)     (9,250,551)     (3,300,332)     (777,954)
 Unrealized appreciation of investments
  and foreign currency denominated
  assets and liabilities ...................       29,050       1,218,534       1,984,541       1,792,208     4,507,502
                                             --------------  --------------  --------------  -------------  -------------
NET ASSETS ................................. $310,905,972    $ 59,800,057    $146,454,046    $ 95,738,241   $60,217,944
                                             ==============  ==============  ==============  =============  =============
Shares outstanding (Note 4) ................   30,679,491       6,425,123      15,722,543      10,183,011     5,639,082
                                             ==============  ==============  ==============  =============  =============
Net asset value, offering and redemption
 price per share (Note 1) .................. $      10.13    $       9.31    $       9.31    $       9.40   $     10.68
                                             ==============  ==============  ==============  =============  =============

See Notes to Financial Statements.

                                                                     AGGRESSIVE    CONSERVATIVE                       GROWTH
 EQUITY INDEX     COMMON STOCK       GLOBAL       INTERNATIONAL       STOCK         INVESTORS        BALANCED       INVESTORS
   PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------  --------------  --------------  ---------------  --------------  --------------  --------------  --------------


















$77,423,535     $4,348,848,073  $547,043,662    $6,833,589       $2,168,612,363  $210,921,454    $1,412,491,886  $682,477,385
  1,138,167         32,867,681     6,150,525        80,210           12,608,610       400,884         2,550,873       612,868
         --             31,151     6,853,986       146,502                   --            --                --     3,251,527
      3,947         14,268,656     4,509,016        24,806           38,520,908       698,039        11,244,905       569,800
     74,292                 --            --        28,323                   --        20,983                --       130,095
    137,653          9,743,221     1,699,887         7,897            1,306,345     2,137,784        10,269,515     4,447,394
--------------  --------------  --------------  ---------------  --------------  --------------  --------------  --------------
 78,777,594      4,405,758,782   566,257,076     7,121,327        2,221,048,226   214,179,144     1,436,557,179   691,489,069
--------------  --------------  --------------  ---------------  --------------  --------------  --------------  --------------

         --         38,103,060            --            --                   --            --                --            --
         --                 --            --            --                   --            --                --            --
     97,284        115,005,968    10,764,505       296,478           20,029,457            --         6,038,068     3,967,059
         --            983,182     1,512,354            --              560,631            --            68,845            --
         --                 --       805,346         6,822                   --            --                --       106,012
         39                 --            --            --                   --            --                --            --
     20,120          1,215,370       238,392         4,890              813,867        95,644           431,515       288,579
        245            107,482         3,801            --               27,711         2,034            28,494         5,127
     11,885            507,488       200,360         4,411              226,043        35,405           138,020       124,423
--------------  --------------  --------------  ---------------  --------------  --------------  --------------  --------------
    129,573        155,922,550    13,524,758       312,601           21,657,709       133,083         6,704,942     4,491,200
--------------  --------------  --------------  ---------------  --------------  --------------  --------------  --------------
$78,648,021     $4,249,836,232  $552,732,318    $6,808,726       $2,199,390,517  $214,046,061    $1,429,852,237  $686,997,869
==============  ==============  ==============  ===============  ==============  ==============  ==============  ==============

$70,657,938     $3,489,614,895  $519,058,442    $6,762,205       $1,734,030,111  $208,934,696    $1,369,658,323  $623,713,638

     15,183          3,877,947       221,500          (170)                (742)       38,849           120,603       275,830

    425,576         29,713,549    (3,169,870)         (243)          75,313,133    (6,553,885)       (2,310,270)  (11,065,317)

  7,549,324        726,629,841    36,622,246        46,934          390,048,015    11,626,401        62,383,581    74,073,718
--------------  --------------  --------------  ---------------  --------------  --------------  --------------  --------------
$78,648,021     $4,249,836,232  $552,732,318    $6,808,726       $2,199,390,517  $214,046,061    $1,429,852,237  $686,997,869
==============  ==============  ==============  ===============  ==============  ==============  ==============  ==============
  6,719,564        270,204,528    37,573,973       674,658           62,963,334    19,350,103        88,909,879    41,778,954
==============  ==============  ==============  ===============  ==============  ==============  ==============  ==============

$     11.70     $        15.73  $      14.71    $    10.09       $        34.93  $      11.06    $        16.08  $      16.44
==============  ==============  ==============  ===============  ==============  ==============  ==============  ==============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1995 (Unaudited)

                                                             INTERMEDIATE
                                                              GOVERNMENT                                    GROWTH AND
                                             MONEY MARKET     SECURITIES     QUALITY BOND    HIGH YIELD       INCOME
                                              PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
                                           --------------  --------------  --------------  -------------  ------------
INVESTMENT INCOME:
 Income** (Note 1):
  Dividends (including $1,581,675 and
   $674,186 from affiliated companies for
   the Common Stock and Aggressive
   Stock Portfolios, respectively)  ...... $       --      $       --      $         --    $         --   $  484,403
  Interest ...............................  9,661,651       1,863,549        4,819,872       4,620,481       413,835
                                           --------------  --------------  --------------  -------------  ------------
   Total income ..........................  9,661,651       1,863,549        4,819,872       4,620,481       898,238
                                           --------------  --------------  --------------  -------------  ------------
 Expenses (Note 2):
  Investment advisory fee ................    627,178         134,839          375,078         231,783       123,117
  Custody fees ...........................      9,839           7,824            6,464           7,973         5,464
  Printing and mailing expenses ..........     35,948           6,030           13,628           5,492         2,939
  Professional fees ......................      5,434             921            2,318           1,428           737
  SEC registration fees ..................         --           2,396            1,862           3,440         7,897
  Trustees' fees .........................      5,502             914            2,303           1,446           732
  Miscellaneous ..........................      5,064           2,707            3,420           2,962         2,598
                                           --------------  --------------  --------------  -------------  ------------
   Total expenses ........................    688,965         155,631          405,073         254,524       143,484
                                           --------------  --------------  --------------  -------------  ------------
NET INVESTMENT INCOME ....................  8,972,686       1,707,918        4,414,799       4,365,957       754,754
                                           --------------  --------------  --------------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 3):
 Realized Gain (Loss):
  On securities (including $13,347,567,
   $9,375, $(9,283,168) and $(15,289,254)
   from affiliated companies for the
   Common Stock, Global, Aggressive
   Stock and Balanced Portfolios,
   respectively) .........................         --         382,508          820,844      (1,537,911)     (357,718)
  On options written .....................         --              --               --              --            --
  On foreign currency transactions  ......         --              --               --              --            --
                                           --------------  --------------  --------------  -------------  ------------
 Realized gain (loss)--net ...............         --         382,508          820,844      (1,537,911)     (357,718)
                                           --------------  --------------  --------------  -------------  ------------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities ..........................      8,895       2,150,562        8,161,799       5,805,155     4,747,554
  On options written .....................         --              --               --              --            --
  On foreign currency transactions  ......         --              --               --              --            --
  On futures contracts ...................         --              --               --              --            --
                                           --------------  --------------  --------------  -------------  ------------
 Unrealized
 appreciation/depreciation--net ..........      8,895       2,150,562        8,161,799       5,805,155     4,747,554
                                           --------------  --------------  --------------  -------------  ------------
REALIZED AND UNREALIZED GAIN--NET  .......      8,895       2,533,070        8,982,643       4,267,244     4,389,836
                                           --------------  --------------  --------------  -------------  ------------
NET INCREASE IN NET ASSETS FROM
 OPERATIONS .............................. $8,981,581      $4,240,988      $13,397,442     $ 8,633,201    $5,144,590
                                           ==============  ==============  ==============  =============  ============

    * For the Period from April 3, 1995 (Commencement of Operations) to June 30, 1995.

   ** Net of foreign taxes withheld on dividends of $5,074, $356,690, $377,620, $3,027, $128,284, $22,369 and $53,224 for the Equity Index,
        Common Stock, Global, International, Aggressive Stock, Balanced and Growth Investors Portfolios, respectively, and on interest of $84 and $82 for the Global and Growth Investors Portfolios, respectively.

See Notes to Financial Statements.

                                                                   AGGRESSIVE     CONSERVATIVE                      GROWTH
 EQUITY INDEX     COMMON STOCK      GLOBAL       INTERNATIONAL       STOCK         INVESTORS        BALANCED       INVESTORS
   PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO*       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------  --------------  -------------  ---------------  --------------  --------------  --------------  -------------
$  667,812      $ 32,304,898    $ 4,098,840    $17,548          $  4,928,507    $   242,415     $  5,664,635    $ 2,623,907
    49,035         3,778,891      2,965,251     35,565             2,243,290      5,851,071       20,200,219      9,697,047
--------------  --------------  -------------  ---------------  --------------  --------------  --------------  -------------
   716,847        36,083,789      7,064,091     53,113             7,171,797      6,093,486       25,864,854     12,320,954
--------------  --------------  -------------  ---------------  --------------  --------------  --------------  -------------

    88,631         6,744,771      1,299,663     13,195             4,559,523        527,018        2,524,040      1,532,818
    11,161            66,295        135,238      1,795                12,808         17,756           18,329         38,048
     3,874           393,136         48,103        271               186,628         19,133          122,807         48,135
       828            63,871          8,182         46                33,417          3,254           23,378          9,686
     6,948            41,600         31,890      1,139                29,574          6,088               --         36,755
       823            64,671          8,283         45                33,835          3,232           23,670          9,622
     2,631            34,428          6,290      1,160                19,131          3,876           14,175          7,017
--------------  --------------  -------------  ---------------  --------------  --------------  --------------  -------------
   114,896         7,408,772      1,537,649     17,651             4,874,916        580,357        2,726,399      1,682,081
--------------  --------------  -------------  ---------------  --------------  --------------  --------------  -------------
   601,951        28,675,017      5,526,442     35,462             2,296,881      5,513,129       23,138,455     10,638,873
--------------  --------------  -------------  ---------------  --------------  --------------  --------------  -------------

   472,593        26,819,687      1,733,349      3,368           126,132,497      3,161,268       21,646,341     (2,263,021)
        --        18,379,555             --         --                    --             --               --             --
        --            (4,335)    (3,979,513)    (3,611)                   --             --               --       (593,464)
--------------  --------------  -------------  ---------------  --------------  --------------  --------------  -------------
   472,593        45,194,907     (2,246,164)      (243)          126,132,497      3,161,268       21,646,341     (2,856,485)
--------------  --------------  -------------  ---------------  --------------  --------------  --------------  -------------

 8,015,159       602,641,299     34,204,425     54,461           139,582,526     13,336,318       86,294,273     70,700,113
        --       (19,651,085)            --         --                    --             --               --             --
        --               209       (453,416)    (7,527)                   --             --               --        (44,532)
   (30,875)               --             --         --                    --             --               --             --
--------------  --------------  -------------  ---------------  --------------  --------------  --------------  -------------
 7,984,284       582,990,423     33,751,009     46,934           139,582,526     13,336,318       86,294,273     70,655,581
--------------  --------------  -------------  ---------------  --------------  --------------  --------------  -------------
 8,456,877       628,185,330     31,504,845     46,691           265,715,023     16,497,586      107,940,614     67,799,096
--------------  --------------  -------------  ---------------  --------------  --------------  --------------  -------------
$9,058,828      $656,860,347    $37,031,287    $82,153          $268,011,904    $22,010,715     $131,079,069    $78,437,969
==============  ==============  =============  ===============  ==============  ==============  ==============  =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              INTERMEDIATE GOVERNMENT
                                                              MONEY MARKET PORTFOLIO            SECURITIES PORTFOLIO
                                                        --------------------------------  ------------------------------
                                                           SIX MONTHS       YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                         ENDED JUNE 30,    DECEMBER 31,     ENDED JUNE     DECEMBER 31,
                                                              1995             1994          30, 1995          1994
                                                        ---------------  ---------------  -------------  ---------------
                                                           (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ................................ $   8,972,686    $  11,408,342    $ 1,707,918    $   7,088,044
 Realized gain (loss)--net ............................            --               --        382,508      (10,439,086)
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated  assets
 and liabilities--net .................................         8,895           (9,847)     2,150,562       (2,940,993)
                                                        ---------------  ---------------  -------------  ---------------
 Net increase (decrease) in net assets from operations      8,981,581       11,398,495      4,240,988       (6,292,035)
                                                        ---------------  ---------------  -------------  ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Dividends from net investment income .................    (8,925,435)     (11,411,476)    (1,697,602)      (7,088,604)
 Dividends in excess of net investment income  ........            --               --             --               --
 Distributions from realized gains ....................            --               --             --               --
 Distributions in excess of realized gains ............            --               --             --               --
 Tax return of capital distributions ..................            --               --             --               --
                                                        ---------------  ---------------  -------------  ---------------
 Decrease in net assets from dividends and
  distributions .......................................    (8,925,435)     (11,411,476)    (1,697,602)      (7,088,604)
                                                        ---------------  ---------------  -------------  ---------------
SHARE TRANSACTIONS (NOTES 1 AND 4):
 Shares sold ..........................................   167,535,916      355,157,130     14,796,170       33,872,981
 Shares issued in connection with the substitution of
  the Short-Term World Income Portfolio ...............            --               --             --        2,582,814
 Shares issued in reinvestment of dividends and
  distributions .......................................     8,925,435       11,411,476      1,697,602        7,088,604
 Shares redeemed ......................................  (191,002,521)    (289,624,991)    (7,754,965)    (140,156,888)
                                                        ---------------  ---------------  -------------  ---------------
 Net increase (decrease) in net assets derived from
  share transactions ..................................   (14,541,170)      76,943,615      8,738,807      (96,612,489)
                                                        ---------------  ---------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS .....................   (14,485,024)      76,930,634     11,282,193     (109,993,128)
NET ASSETS, BEGINNING OF PERIOD .......................   325,390,996      248,460,362     48,517,864      158,510,992
                                                        ---------------  ---------------  -------------  ---------------
NET ASSETS, END OF PERIOD* ............................ $ 310,905,972    $ 325,390,996    $59,800,057    $  48,517,864
                                                        ===============  ===============  =============  ===============

    * Including accumulated undistributed (overdistributed) net investment income of $32,620 and $(14,631) for the Money Market Portfolio and $6,929 and $(3,387) for the Intermediate Government Securities Portfolio and $707,869 and $683,882 for the Quality Bond Portfolio and $21,330 and $(6,358) for the High Yield Portfolio and $9,857 and $(69) for the Growth and Income Portfolio and $15,183 and $(113) for the Equity Index Portfolio as of June 30, 1995 and December 31, 1994, respectively.

   **   Commencement of Operations.

See Notes to Financial Statements.

                                                                       GROWTH AND INCOME
     QUALITY BOND PORTFOLIO           HIGH YIELD PORTFOLIO                 PORTFOLIO                EQUITY INDEX PORTFOLIO
------------------------------  ------------------------------  -----------------------------  -------------------------------
   SIX MONTHS
     ENDED         YEAR ENDED      SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED      SIX MONTHS    MARCH 1, 1994**
    JUNE 30,      DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,    ENDED JUNE     DECEMBER 31,   ENDED JUNE 30,  TO DECEMBER 31,
      1995            1994            1995            1994         30, 1995          1994            1995            1994
--------------  --------------  --------------  --------------  -------------  --------------  --------------  ---------------
  (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)
$  4,414,799    $  8,721,547    $  4,365,957    $  6,297,910    $   754,754    $   422,647     $    601,951    $   644,079
     820,844     (10,171,031)     (1,537,911)     (1,709,091)      (357,718)      (409,119)         472,593        110,383
   8,161,799      (4,533,902)      5,805,155      (6,485,505)     4,747,554       (250,229)       7,984,284       (434,960)
--------------  --------------  --------------  --------------  -------------  --------------  --------------  ---------------
  13,397,442      (5,983,386)      8,633,201      (1,896,686)     5,144,590       (236,701)       9,058,828        319,502
--------------  --------------  --------------  --------------  -------------  --------------  --------------  ---------------

  (4,390,812)     (7,694,742)     (4,338,269)     (6,297,910)      (744,828)      (422,714)        (586,655)      (644,216)
          --              --              --         (85,166)            --             --               --             --
          --              --              --              --             --             --               --       (110,383)
          --              --              --              --             --             --               --        (46,993)
          --        (627,091)             --              --             --             --               --             --
--------------  --------------  --------------  --------------  -------------  --------------  --------------  ---------------
  (4,390,812)     (8,321,833)     (4,338,269)     (6,383,076)      (744,828)      (422,714)        (586,655)      (801,592)
--------------  --------------  --------------  --------------  -------------  --------------  --------------  ---------------

   7,919,587      33,996,457      24,653,774      30,003,628     25,266,517     31,788,696       50,310,824     39,737,348

          --              --              --              --             --             --               --             --

   4,390,812       8,321,833       4,338,269       6,383,076        744,828        422,714          586,655        801,592
  (2,438,452)     (5,269,742)    (11,443,363)    (21,380,848)    (1,715,534)    (1,485,659)     (17,469,839)    (3,308,642)
--------------  --------------  --------------  --------------  -------------  --------------  --------------  ---------------

   9,871,947      37,048,548      17,548,680      15,005,856     24,295,811     30,725,751       33,427,640     37,230,298
--------------  --------------  --------------  --------------  -------------  --------------  --------------  ---------------
  18,878,577      22,743,329      21,843,612       6,726,094     28,695,573     30,066,336       41,899,813     36,748,208
 127,575,469     104,832,140      73,894,629      67,168,535     31,522,371      1,456,035       36,748,208             --
--------------  --------------  --------------  --------------  -------------  --------------  --------------  ---------------
$146,454,046    $127,575,469    $ 95,738,241    $ 73,894,629    $60,217,944    $31,522,371     $ 78,648,021    $36,748,208
==============  ==============  ==============  ==============  =============  ==============  ==============  ===============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Concluded)


                                                                                                                      INTERNATIONAL
                                                           COMMON STOCK PORTFOLIO             GLOBAL PORTFOLIO           PORTFOLIO
                                                     ------------------------------  ------------------------------  -------------
                                                       SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED   APRIL 3, 1995**
                                                      ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,     TO JUNE 30,
                                                          1995            1994            1995            1994            1995
                                                    --------------  --------------  --------------  ----------------  ------------
                                                      (UNAUDITED)                     (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .............................. $   28,675,017  $   47,048,382  $  5,526,442    $  3,875,457    $   35,462
 Realized gain (loss)--net ..........................     45,194,907     194,537,213    (2,246,164)      8,257,708          (243)

 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................    582,990,423    (317,116,958)   33,751,009      (6,372,853)       46,934
                                                      --------------  --------------  --------------  --------------   ----------
 Net increase (decrease) in net assets from
  operations ........................................    656,860,347     (75,531,363)   37,031,287       5,760,312        82,153
                                                      --------------  --------------  --------------  --------------   ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
 1):
 Dividends from net investment income ...............    (28,349,586)    (47,048,382)   (5,520,573)     (3,755,996)      (35,632)

 Dividends in excess of net investment income  ......             --      (1,675,372)           --              --            --
 Distributions from realized gains ..................             --    (187,473,461)           --      (8,257,708)           --
 Distributions in excess of realized gains  .........             --              --            --        (134,077)           --
 Tax return of capital distributions ................             --      (1,707,109)           --        (395,364)           --
                                                      --------------  --------------  --------------  --------------  -----------
 Decrease in net assets from dividends and
  distributions .....................................    (28,349,586)   (237,904,324)   (5,520,573)    (12,543,145)      (35,632)

                                                      -------------  --------------  --------------  --------------  ------------
SHARE TRANSACTIONS (NOTES 1 AND 4):
 Shares sold ........................................    197,183,970     520,896,037   126,970,806     302,129,663     6,732,847
 Shares issued in reinvestment of dividends and
  distributions .....................................     28,349,586     237,904,324     5,520,573      12,543,145        35,632
 Shares redeemed ....................................    (70,452,946)   (104,247,444)  (32,968,058)    (27,448,676)       (6,274)

                                                      --------------  --------------  --------------  -------------- ------------
 Net increase (decrease) in net assets derived from
  share transactions ................................    155,080,610     654,552,917    99,523,321     287,224,132     6,762,205
                                                      --------------  --------------  --------------  -------------- ------------
INCREASE (DECREASE) IN NET ASSETS ...................    783,591,371     341,117,230   131,034,035     280,441,299     6,808,726
NET ASSETS, BEGINNING OF PERIOD .....................  3,466,244,861   3,125,127,631   421,698,283     141,256,984            --
                                                      --------------  --------------  --------------  -------------- ------------
NET ASSETS, END OF PERIOD* .......................... $4,249,836,232  $3,466,244,861  $552,732,318    $421,698,283    $6,808,726
                                                      ==============  ==============  ==============  ==============  ===========

--------------------
    * Including accumulated undistributed (overdistributed) net investment income of $3,877,947 and $3,552,516 for the Common Stock Portfolio and $221,500 and $215,631 for the Global Portfolio and $(742) and $12,105 for the Aggressivie Stock Portfolio and $38,849 and $(1,522) for the Conservative Investors Portfolio and $120,603 and $(26,573) for the Balanced Portfolio and $275,830 and $146,879 for the Growth Investors Portfolio, as of June 30, 1995 and December 31, 1994, respectively, and $(170) for the International Portfolio, as of June 30, 1995.
   **   Commencement of Operations.

See Notes to Financial Statements.

                                     CONSERVATIVE INVESTORS
  AGGRESSIVE STOCK PORTFOLIO               PORTFOLIO                   BALANCED PORTFOLIO          GROWTH INVESTORS PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
   SIX MONTHS
     ENDED         YEAR ENDED      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
    JUNE 30,      DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
      1995            1994            1995            1994            1995            1994            1995            1994
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
  (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
$    2,296,881  $    2,046,981  $  5,513,129    $  7,840,102    $   23,138,455  $   38,893,215  $ 10,638,873    $ 12,859,008
   126,132,497     (44,726,592)    3,161,268      (9,714,278)       21,646,341     (18,710,641)   (2,856,485)     (7,561,554)

   139,582,526      (7,416,655)   13,336,318      (3,628,013)       86,294,273    (133,794,748)   70,655,581     (17,401,140)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

   268,011,904     (50,096,266)   22,010,715      (5,502,189)      131,079,069    (113,612,174)   78,437,969     (12,103,686)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
    (2,309,728)     (2,006,386)   (5,472,758)     (7,847,155)      (22,991,279)    (38,893,215)  (10,509,922)    (12,859,008)
            --              --            --              --                --      (2,417,748)           --        (323,341)
            --              --            --              --                --              --            --              --
            --              --            --              --                --              --            --              --
            --         (49,382)           --              --                --        (202,506)           --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

    (2,309,728)     (2,055,768)   (5,472,758)     (7,847,155)      (22,991,279)    (41,513,469)  (10,509,922)    (13,182,349)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

   418,298,609     691,803,895    25,546,271      72,545,380        27,831,168     163,763,699   119,779,978     240,852,053

     2,309,728       2,055,768     5,472,758       7,847,155        22,991,279      41,513,469    10,509,922      13,182,349
  (319,084,276)   (366,875,063)   (7,202,235)     (7,769,739)      (58,877,612)    (84,972,287)   (3,697,627)    (14,738,042)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

   101,524,061     326,984,600    23,816,794      72,622,796        (8,055,165)    120,304,881   126,592,273     239,296,360
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
   367,226,237     274,832,566    40,354,751      59,273,452       100,032,625     (34,820,762)  194,520,320     214,010,325
 1,832,164,280   1,557,331,714   173,691,310     114,417,858     1,329,819,612   1,364,640,374   492,477,549     278,467,224
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$2,199,390,517  $1,832,164,280  $214,046,061    $173,691,310    $1,429,852,237  $1,329,819,612  $686,997,869    $492,477,549
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============

THE HUDSON RIVER TRUST
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)
-----------------------------------------------------------------------------

                                                                                   EFFECTIVE
                                                     PRINCIPAL        VALUE         ANNUAL
                                                      AMOUNT         (NOTE 1)       YIELD*
------------------------------------------------  -------------  --------------  -----------
SHORT-TERM DEBT SECURITIES:
BANK NOTES (3.9%)
Banc One Milwaukee
 Due 09/05/95 ................................... $12,000,000    $12,004,842     5.95%
                                                                 --------------
BANKERS' ACCEPTANCES
Bank of New York
 Due 10/19/95 ...................................   6,000,000      5,892,200     6.20
Bank of Tokyo
 Due 07/07/95 ...................................  10,000,000      9,989,883     6.35
First Union Bank of N.C.
 Due 10/13/95 ...................................   3,000,000      2,949,040     6.20
                                                                 --------------
  TOTAL BANKERS' ACCEPTANCES (6.1%) .............                 18,831,123
                                                                 --------------
CERTIFICATES OF DEPOSIT
Bank Nationale De Paris
 Due 08/17/95 ...................................   3,000,000      3,001,462     5.96
Mitsubishi Bank Ltd.-N.Y.
 Due 07/17/95 ...................................   5,000,000      4,999,563     6.42
Rabobank
 Due 07/03/95 ...................................   8,100,000      8,100,378     6.11
                                                                 --------------
  TOTAL CERTIFICATES OF DEPOSIT (5.2%)  .........                 16,101,403
                                                                 --------------
COMMERCIAL PAPER
Abbey National North America Corp.
 Due 07/31/95 ...................................   1,000,000        995,108     6.15
Alamo Funding:
 Due 07/14/95 ...................................   7,000,000      6,985,086     6.17
 Due 08/15/95 ...................................   8,000,000      7,941,700     6.11
Allianz of America Financial
 Due 08/17/95 ...................................   5,000,000      4,961,943     6.11
ASI Funding Corp.:
 Due 09/15/95 ...................................   4,756,000      4,697,765     6.10
 Due 09/20/95 ...................................   9,651,000      9,525,054     6.10
Beta Finance, Inc.:
 Due 09/29/95 ...................................   5,000,000      4,928,750     5.99
 Due 10/23/95 ...................................   5,000,000      4,909,750     6.01
Chemical Banking Corp.
 Due 11/08/95 ...................................   5,000,000      4,897,806     5.97
Copley Financing Corp.
 Due 07/28/95 ...................................  14,424,000     14,360,174     6.18
Corporate Asset Funding Co., Inc.
 Due 09/11/95 ...................................   4,900,000      4,842,670     6.15
Diamond Asset Funding
 Due 07/31/95 ...................................   7,500,000      7,463,563     6.11
Dupont (E.I.) de Nemours & Co.
 Due 10/24/95 ...................................   1,200,000      1,178,150     6.01
Equipment Funding, Inc.:
 Due 07/10/95 ...................................  10,000,000      9,985,250     6.17
 Due 08/07/95 ...................................   4,200,000      4,174,834     6.11
Ford Motor Credit Co.
 Due 09/28/95 ...................................  10,000,000      9,855,375     6.16
General Electric Financial Service
 Due 09/15/95 ...................................   6,000,000      5,926,280     6.12
Goldman Sachs & Co.
 Due 09/15/95 ...................................   4,000,000      3,950,600     6.15

THE HUDSON RIVER TRUST
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1995 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                   EFFECTIVE
                                                     PRINCIPAL        VALUE         ANNUAL
                                                      AMOUNT         (NOTE 1)       YIELD*
------------------------------------------------  -------------  --------------  -----------
SHORT-TERM DEBT SECURITIES (Continued):
Greenwich Asset Funding:
 Due 09/01/95 ................................... $ 7,200,000    $  7,128,080    6.09%
 Due 09/18/95 ...................................   7,000,000       6,910,906    6.10
International Securitization
 Due 07/20/95 ...................................  10,000,000       9,968,861    6.17
Jefferson Smurfit
 Due 07/05/95 ...................................   6,000,000       5,996,100    6.11
Merrill Lynch & Co., Inc.
 Due 09/18/95 ...................................   3,000,000       2,961,488    6.15
Nationsbank Corp.
 Due 07/25/95 ...................................   6,000,000       5,976,400    6.18
New South Wales Treasury Corp.
 Due 09/26/95 ...................................   2,200,000       2,169,163    6.10
October Corp.
 Due 09/08/95 ...................................  14,200,000      14,042,144    6.09
Preferred Receivables Funding
 Due 08/02/95 ...................................   6,650,000       6,615,302    6.15
Progress Funding Corp., Series A
 Due 07/20/95 ...................................   9,500,000       9,470,418    6.17
Sumitomo Corp. of America
 Due 07/28/95 ...................................   5,000,000       4,977,725    6.22
Triple A Funding
 Due 07/17/95 ...................................  10,994,000      10,965,170    6.17
Thames Global Asset Funding
 Due 07/14/95 ...................................  15,000,000      14,968,042    6.17
Vattenfall Treasury
 Due 07/14/95 ...................................   1,500,000       1,496,804    6.17
                                                                 --------------
  TOTAL COMMERCIAL PAPER (69.2%) ................                 215,226,461
                                                                 --------------
EURODOLLAR CERTIFICATES OF DEPOSIT
Abbey National PLC-London Branch
 Due 07/05/95 ...................................   5,000,000       4,999,977    6.39
Bayerishe Landes Bank-London Branch
 Due 07/06/95 ...................................   5,000,000       4,999,979    6.39
                                                                 --------------
  TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
 (3.2%) .........................................                   9,999,956
                                                                 --------------
TIME DEPOSITS (1.5%)
Sumitomo Bank Ltd.
 Due 07/03/95 ...................................   4,700,000       4,700,065    6.41
                                                                 --------------
VARIABLE RATE LIBOR
Boatmen's First National Bank
 Due 02/14/96 ...................................  10,000,000      10,000,158    6.31
CS First Boston
 Due 03/29/96 ...................................   9,500,000       9,500,000    6.03
Goldman Sachs & Co.
 Due 07/13/95 ...................................  10,000,000       9,999,812    6.41
                                                                 --------------
  TOTAL VARIABLE RATE LIBOR (9.4%) ..............                  29,499,970
                                                                 --------------
TOTAL SHORT-TERM DEBT SECURITIES (98.5%)
 (Amortized Cost $306,334,770) ..................                 306,363,820
CASH AND RECEIVABLES LESS LIABILITIES (1.5%)  ...                   4,542,152
                                                                 --------------
NET ASSETS (100.0%) .............................                $310,905,972
                                                                 ==============


   * Based on market values at the close of business on June 30, 1995.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)
-----------------------------------------------------------------------------

                                     PRINCIPAL        VALUE
                                       AMOUNT       (NOTE 1)
---------------------------------  ------------  -------------
LONG-TERM DEBT SECURITIES:
CREDIT SENSITIVE
COLLATERALIZED MORTGAGE
 OBLIGATION (8.6%)
Federal Home Loan
 Mortgage Corp.
 5.75%, 05/15/05 ................. $ 2,640,530   $ 2,624,951
Federal National
 Mortgage Association
 6.49375% Floater, 09/25/21 (a)  .   2,522,163     2,525,695
                                                 -------------
                                                   5,150,646
                                                 -------------
MORTGAGE RELATED (34.3%)
Federal Home Loan
 Mortgage Corp.:
 9.5%, 01/01/20 ..................       5,046         5,300
 8.5%, 09/01/24 ..................      88,399        91,162
 8.5%, 10/01/24 ..................      34,573        35,654
 8.5%, 12/01/24 ..................      28,145        29,025
 8.5%, 01/01/25 ..................   3,216,394     3,316,891
 8.5%, 02/01/25 ..................     155,470       160,329
 8.5%, 05/01/25 ..................     880,130       907,631
 8.095%, 07/25/25 ................   3,000,000     3,054,000
Federal National Mortgage
 Association
 7.823%, 05/01/27 ................   2,093,425     2,156,229
Government National
 Mortgage Association:
 9.0%, 01/15/20 ..................      70,118        73,624
 8.0%, 06/15/23 ..................   1,164,993     1,191,565
 8.0%, 11/15/23 ..................     346,772       354,682
 8.0%, 07/15/24 ..................     352,520       360,560
 8.0%, 09/15/24 ..................     418,693       428,243
 8.0%, 10/15/24 ..................     352,687       360,732
 8.0%, 11/15/24 ..................     353,588       361,653
 9.0%, 02/15/25 ..................   1,101,712     1,156,794
 8.0%, 03/15/25 ..................     352,652       360,695
 9.0%, 03/15/25 ..................   1,590,921     1,670,459
 8.0%, 04/15/25 ..................     351,815       359,840
 9.0%, 05/01/25 ..................   1,570,179     1,648,683
 8.0%, 05/15/25 ..................   1,034,986     1,058,593
 8.0%, 05/17/25 ..................     706,711       722,831
 9.0%, 05/17/25 ..................     638,457       670,378
                                                 -------------
                                                  20,535,553
                                                 -------------
LONG-TERM DEBT SECURITIES (Continued):
U.S. GOVERNMENT AGENCIES (36.8%)
Resolution Funding S.T.R.I.P.S.
 Zero Coupon, 04/15/99 ........... $ 5,000,000   $ 3,978,700
U.S. Treasury:
 6.75% Note, 04/30/00 ............   2,700,000     2,782,688
 11.875% Bond, 11/15/03 ..........   6,300,000     8,579,812
 7.25% Note, 5/15/04 .............   2,400,000     2,561,249
 6.5% Note, 05/15/05 .............   4,000,000     4,082,500
                                                 -------------
                                                  21,984,949
                                                 -------------
 TOTAL CREDIT SENSITIVE (79.7%)  .                47,671,148
                                                 -------------
TOTAL LONG-TERM DEBT SECURITIES (79.7%)
 (Amortized Cost $46,451,180)  ...                47,671,148
                                                 -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT
Federal Home Loan Bank:
 6.0%, due 07/03/95 ..............   4,800,000     4,798,400
 5.88%, due 07/10/95 .............  10,000,000     9,985,300
                                                 -------------
 TOTAL U.S. GOVERNMENT (24.7%)                    14,783,700
                                                 -------------
TOTAL SHORT-TERM DEBT SECURITIES (24.7%)
 (Amortized Cost $14,783,700)  ...                14,783,700
                                                 -------------

                                     NUMBER
                                   OF CONTRACTS
                                   --------------
OPTIONS PURCHASED:
U.S. 10 Year Treasury Note
 November 113 Call* .............. 62                 44,562
                                                 -------------
TOTAL OPTIONS PURCHASED (0.1%)
 (Premium Paid $45,996) ..........                    44,562
                                                 -------------
TOTAL INVESTMENTS (104.5%)
 (Amortized Cost $61,280,876)  ...                62,499,410
LIABILITIES IN EXCESS OF CASH AND
 RECEIVABLES (- 4.5%) ............                (2,699,353)
                                                 -------------
NET ASSETS (100.0%) ..............               $59,800,057
                                                 =============

--------------------
    *   Non-income producing.
   (a) Interest rate shown on floating rate securities represents the rate at June 30, 1995.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                    PRINCIPAL        VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------  -------------  -------------
LONG-TERM DEBT SECURITIES:
CONSUMER NONCYCLICALS (3.6%)
FOODS
Borden, Inc.
 Zero Coupon, 05/22/97+ ........ $ 6,000,000    $  5,269,200
CREDIT SENSITIVE
BANKS (2.7%)
Banco Centrale Hispano
 Cayman Islands
 8.25%, 06/15/04 ...............   3,725,000       3,926,783
                                                -------------
FINANCIAL SERVICES (7.2%)
Goldman Sachs & Co.
 6.625% Floating Rate,
 02/23/98+ (a) .................   4,000,000       3,997,200
Siemens
 8.0%, 06/24/02 ................   6,000,000       6,494,400
                                                -------------
                                                  10,491,600
                                                -------------
MORTGAGE RELATED (9.3%)
Federal National Mortgage
 Association
 6.0%, 12/01/09 ................  14,112,000      13,660,416
Government National
 Mortgage Association
 7.0%, 12/15/23 ................       1,083           1,065
                                                -------------
                                                  13,661,481
                                                -------------
FOREIGN GOVERNMENT (3.6%)
Italy Global Bond
 6.875%, 09/27/23 ..............   6,000,000       5,325,840
                                                -------------
U.S. GOVERNMENT (55.6%)
Federal Home Loan Bank:
 5.725%, 06/15/98 ..............  20,000,000      19,830,000
U.S. Treasury:
 6.875% Note, 08/31/99 .........   7,500,000       7,741,403
 7.75% Note, 01/31/00 ..........  10,000,000      10,687,500
 6.75% Note, 04/30/00 ..........  13,590,000      14,006,194
 7.5% Note, 02/15/05 ...........  17,750,000      19,336,406
 7.625% Bond, 02/15/25 .........   4,080,000       4,602,750
LONG-TERM DEBT SECURITIES: (Continued)
Federal Farmers Credit
 7.64% Medium Term Note,
 02/03/98 ...................... $ 5,000,000    $  5,185,800
                                                -------------
                                                  81,390,053
                                                -------------
 TOTAL CREDIT SENSITIVE (78.4%)                  114,795,757
                                                -------------
TECHNOLOGY
TELECOMMUNICATIONS (8.6%)
Tele-Communications, Inc.
 9.8%, 02/01/12 ................   5,800,000       6,369,479
Time Warner Communications
 9.15%, 02/01/23 ...............   6,000,000       6,223,020
                                                -------------
 TOTAL TECHNOLOGY (8.6%)  ......                  12,592,499
                                                -------------
TOTAL LONG-TERM DEBT SECURITIES (90.6%)
 (Amortized Cost $130,672,915)                   132,657,456
                                                -------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.0%)
Commerzbank
 6.25%, due 07/03/95 ...........   7,300,000       7,297,465
                                                -------------
U.S. GOVERNMENT
Federal Home Loan
 Mortgage Corp.:
 6.10%, due 07/03/95 ...........   3,100,000       3,098,949
 5.81%, due 07/05/95 ...........   1,900,000       1,898,774
                                                -------------
 TOTAL U.S. GOVERNMENT (3.4%)  .                   4,997,723
                                                -------------


                                    PRINCIPAL        VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------  -------------  -------------
TOTAL SHORT-TERM DEBT SECURITIES (8.4%)
 (Amortized Cost $12,295,188)  .                  12,295,188
                                                -------------
TOTAL INVESTMENTS (99.0%)
 (Amortized Cost $142,968,103)                   144,952,644
CASH AND RECEIVABLES
 LESS LIABILITIES (1.0%) .......                   1,501,402
                                                -------------
NET ASSETS (100.0%) ............                $146,454,046
                                                =============

---------------------
   + Security exempt from registration under Rule 144A of the Securities Act 1933. These securities may only be resold to qualified institutional buyers.
   (a) Interest rate shown on floating rate securities represents the rate at June 30, 1995.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                   NUMBER OF       VALUE
                                     SHARES      (NOTE 1)
-------------------------------  ------------  -----------
COMMON STOCKS:
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.2%)
AVI Holdings, Inc.--Warrants*  .      3,300    $  148,500
                                               -----------
RETAIL--GENERAL (0.0%)
Eye Care Centers of America--
 Warrants* .....................      1,500        15,000
                                               -----------
 TOTAL CONSUMER CYCLICALS (0.2%)                  163,500
                                               -----------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.2%)
Thermoscan (Class B)*+ .........     19,500       117,000
Wright Medical Technology,
 Inc.-- Warrants* ..............        412        67,980
                                               -----------
                                                  184,980
                                               -----------
SOAPS & TOILETRIES (0.0%)
Renaissance Cosmetics--
 Warrants* .....................      2,000             0
                                               -----------
 TOTAL CONSUMER NONCYCLICALS (0.2%)               184,980
                                               -----------
CREDIT SENSITIVE (0.0%)
FOREIGN GOVERNMENT
United Mexican States (Class A)
 --Warrants* ...................  2,000,000             0
                                               -----------
ENERGY (0.0%)
OIL--SUPPLIES & CONSTRUCTION
Transamerican Refining--
 Warrants* .....................     16,835        54,714
                                               -----------
TECHNOLOGY (0.0%)
TELECOMMUNICATIONS
American Telecasting--
 Warrants* .....................     10,000             0
                                               -----------
TOTAL COMMON STOCKS (0.4%)
 (Cost $242,776) ...............                  403,194
                                               -----------
                                 PRINCIPAL
                                   AMOUNT
                                 ------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (7.0%)
Buckeye Cellulos
 10.25%, 05/15/01 .............. $1,000,000       995,000
G-I Holdings
 Zero Coupon Sr. Disc. Note,
 10/01/98 ......................  2,000,000     1,340,000
Pioneer Americas Corp.
 13.375%, 04/01/05+ ............  1,500,000     1,545,000
Sherritt Gordon
 9.75%, 04/01/03 ...............  2,000,000     1,940,000
Trans Resources, Inc.
 11.875% Series B Sr. Sub.
 Note, 07/01/02 ................  1,000,000       907,500
                                               -----------
                                                6,727,500
                                               -----------
PAPER (10.2%)
Domtar, Inc.
 12.0%, 04/15/01 ...............  1,300,000     1,495,000

                                     PRINCIPAL       VALUE
                                       AMOUNT       (NOTE 1)
---------------------------------  ------------  ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
Grupo Industrial Durango
 12.0%, 07/15/01 ................. $1,800,000    $1,332,000
Indah Kiat International Finance
 11.875%, 06/15/02 ...............  1,500,000     1,515,000
Repap New Brunswick:
 9.875%, 07/15/00 ................  1,000,000     1,010,000



                                     PRINCIPAL       VALUE
                                       AMOUNT       (NOTE 1)
---------------------------------  ------------  ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
 10.625%, 04/15/05 ............... 1,000,000      1,010,000
Repap Wisconsin
 9.25%, 02/01/02 ................. 1,500,000      1,451,250
Sweetheart Cup
 10.5%, 09/01/03 ................. 1,000,000        990,000
Williamhouse Regency of Delaware,
 Inc.
 11.5%, 06/15/05 ................. 1,000,000        995,000
                                                 ------------
                                                  9,798,250
                                                 ------------
STEEL (1.4%)
Algoma Steel
 12.375%, 07/15/05 ............... 1,500,000      1,352,312
                                                 ------------
 TOTAL BASIC MATERIALS (18.6%)  ..               17,878,062
                                                 ------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
 BROADCASTING (2.5%)
American Media Operation
 11.625%, 11/15/04 ............... 1,500,000      1,605,000
United States Banknote Corp.
 10.375% Sr. Note, 06/01/02  ..... 1,000,000        820,000
                                                 ------------
                                                  2,425,000
                                                 ------------
TRUCKING, SHIPPING (1.7%)
Gearbulk Holding Ltd.
 11.25%, 12/01/04 ................ 1,500,000      1,590,000
                                                 ------------
 TOTAL BUSINESS SERVICES (4.2%)  .                4,015,000
                                                 ------------
CAPITAL GOODS
AEROSPACE (1.7%)
Rohr, Inc.
 11.625%, 05/15/03 ............... 1,500,000      1,582,500
                                                 ------------
BUILDING & CONSTRUCTION (1.6%)
International Wire Corp.
 11.75%, 06/01/05+ ............... 1,500,000      1,507,500
                                                 ------------
MACHINERY (5.3%)
Monarch Acquisition
 12.5%, 07/01/03 ................. 1,500,000      1,511,250
Primeco Corp.
 12.750%, 03/01/05 ............... 1,500,000      1,530,000
Specialty Equipment
 11.375%, 12/01/03 ............... 2,000,000      2,055,000
                                                 ------------
                                                  5,096,250
                                                 ------------
 TOTAL CAPITAL GOODS (8.6%)  .....                8,186,250
                                                 ------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (9.8%)
Apparel Ventures, Inc.
 12.25%, 12/31/00 ................ 1,000,000        870,000
CMI Industries
 9.5%, 10/01/03 .................. 2,000,000      1,830,000

THE HUDSON RIVER TRUST
HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                     PRINCIPAL       VALUE
                                       AMOUNT       (NOTE 1)
---------------------------------  ------------  ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
Hosiery Corp. of America
 13.75%, 08/01/02+ ............... $1,500,000    $ 1,526,250
Ithaca Industries
 11.125%, 12/15/02 ...............  1,500,000      1,425,000
PT Polysindo Eka Perkasa
 13.0%, 06/01/01 .................  2,175,000      2,196,750
Tultex Corp.
 10.625%, 03/15/05 ...............  1,500,000      1,530,000
                                                 ------------
                                                   9,378,000
                                                 ------------
HOUSEHOLD FURNITURE, APPLIANCES (1.0%)
Cort Furniture
 12.0%, 09/01/00 .................  1,000,000        975,000
                                                 ------------
RETAIL--GENERAL (2.9%)
Eye Care Centers of America
 12.0%, 10/01/03 .................  1,500,000      1,245,000
FTD Acquisition
 14.0% Units, 12/15/01+ ..........  1,500,000      1,518,750
                                                 ------------
                                                   2,763,750
                                                 ------------
 TOTAL CONSUMER CYCLICALS (13.7%)                 13,116,750
                                                 ------------
CONSUMER NONCYCLICALS
CONTAINERS (4.5%)
Calmar Spray Systems
 14.0%, 02/15/99 .................  2,000,000      2,040,000
Gaylord Container
 Zero Coupon, 05/15/05 (b)  ......  1,700,000      1,657,500
Silgan Corp.
 11.75% Deb., 06/15/02 ...........    600,000        627,000
                                                 ------------
                                                   4,324,500
                                                 ------------
HOSPITAL SUPPLIES & SERVICES (3.1%)
Thermoscan:
 13.5% Floating Rate,
 08/15/01+ (a) (c) ...............    500,000        502,500
 13.5%, Increasing Rate,
 08/15/01+ .......................  1,500,000      1,507,500
Wright Medical Technology, Inc.
 10.75%, 07/01/00 ................  1,000,000      1,005,000
                                                 ------------
                                                   3,015,000
                                                 ------------
RETAIL--FOOD (2.4%)
Big V Supermarkets
 11.0%, 02/15/04 .................  1,000,000        840,000
Ralphs Grocery Co.
 10.45%, 06/15/04 ................  1,500,000      1,500,000
                                                 ------------
                                                   2,340,000
                                                 ------------
SOAPS & TOILETRIES (3.3%)
Renaissance Cosmetics
 13.75%, 08/15/01 (a) ............  1,000,000      1,020,000
Revlon Worldwide
 Zero Coupon, 03/15/98 ...........  3,000,000      2,077,500
                                                 ------------
                                                   3,097,500
                                                 ------------
 TOTAL CONSUMER NONCYCLICALS (13.3%)              12,777,000
                                                 ------------
CREDIT SENSITIVE
BANKS (1.7%)
First Nationwide Holdings
 12.25%, 05/15/01 ................  1,500,000      1,590,000
                                                 ------------
FINANCIAL SERVICES (1.4%)
Home Holdings:
 7.75%, 12/15/98 ................. $1,000,000    $  $830,000
 8.625%, 12/15/03 ................    750,000        558,750
                                                 ------------
                                                   1,388,750
                                                 ------------

                                     PRINCIPAL       VALUE
                                       AMOUNT       (NOTE 1)
---------------------------------  ------------  ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
FOREIGN GOVERNMENT (7.0%)
Bulgaria Discount Bonds
 7.5625% Floating Rate,
 Series A, 07/28/24 (c) .......... 2,000,000        992,500
Central Bank of Nigeria
 6.25%, 11/15/20 ................. 2,000,000        880,000
Republic of Brazil
 8.0%, 04/15/14 .................. 2,080,800      1,024,794
Republic of Ecuador
 7.25% Floating Rate,
 02/28/25 (c) .................... 1,500,000        746,250
Republic of Poland
 3.25% Floating Rate,
 10/27/14 (c) .................... 3,000,000      1,822,500
United Mexican States
 6.25% Series A, 12/31/19 ........ 2,000,000      1,217,500
                                                 ------------
                                                  6,683,544
                                                 ------------
REAL ESTATE (1.5%)
HMH Properties, Inc.
 9.5%, 05/15/05+ ................. 1,500,000      1,451,250
                                                 ------------
UTILITY--GAS (2.0%)
Bridas Corp.
 12.5%, 11/15/99 ................. 2,100,000      1,900,500
                                                 ------------
 TOTAL CREDIT SENSITIVE (13.6%)  .               13,014,044
                                                 ------------
ENERGY
OIL--DOMESTIC (4.5%)
Gulf Canada Resources
 9.625%, 07/01/05 ................ 1,000,000        995,000
Invergas
 12.5%, 12/16/99+ ................ 2,000,000      1,850,000
WRT Energy Corp. .................
 13.875%, 03/01/02 ............... 1,500,000      1,470,000
                                                 ------------
                                                  4,315,000
                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (1.1%)
Transamerican Refining
 16.5%, 02/15/02 ................. 1,000,000      1,055,000
                                                 ------------
 TOTAL ENERGY (5.6%) .............                5,370,000
                                                 ------------
TECHNOLOGY
ELECTRONICS (2.7%)
Panamsat L.P.
 9.75% Sr. Sec. Notes, 08/01/00  . 2,500,000      2,550,000
                                                 ------------
TELECOMMUNICATIONS (12.1%)
American Telecasting
 Zero Coupon, 06/15/04 (b)  ...... 2,000,000      1,180,000
Bell Cablemedia
 Zero Coupon, 07/15/04 (b)  ...... 2,000,000      1,345,000
Century Communications
 9.5% Sr. Note, 03/01/05 ......... 1,500,000      1,488,750
CF Cable TV, Inc.
 11.625%, 02/15/05 ............... 2,000,000      2,120,000

THE HUDSON RIVER TRUST
HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                     PRINCIPAL       VALUE
                                       AMOUNT       (NOTE 1)
---------------------------------  ------------  ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
Intermedia Communications
 13.5%, 06/01/05+ ................ $1,000,000    $ 1,005,000
Marcus Cable:
 Zero Coupon, 08/01/04 (b)  ......  1,000,000        632,500
 Zero Coupon, 12/15/05 (b)  ......  2,500,000      1,331,250
Mobile Telecommunications
 13.5%, 12/15/02 .................  1,000,000      1,072,500
People's Choice TV Corp.
 Zero Coupon, 06/01/04 (b)  ......  3,000,000      1,425,000
                                                 ------------
                                                  11,600,000
                                                 ------------
 TOTAL TECHNOLOGY (14.8%) ........                14,150,000
                                                 ------------
DIVERSIFIED
MISCELLANEOUS (2.9%)
Cabot Safety
 12.5%, 07/15/05 .................  1,000,000      1,007,500
Day International, Inc.
 11.125%, 06/01/05 ...............  1,750,000      1,758,750
                                                 ------------
 TOTAL DIVERSIFIED (2.9%) ........                 2,766,250
                                                 ------------
TOTAL LONG-TERM DEBT SECURITIES (95.3%)
 (Amortized Cost $89,641,566)  ...                91,273,356
SHORT-TERM DEBT SECURITIES:
                                                 ------------
COMMERCIAL PAPER (4.4%)
Commerzbank
 6.25%, due 07/03/95 ............. $4,200,000    $ 4,198,542
                                                 ------------
TOTAL SHORT-TERM DEBT SECURITIES (4.4%)
 (Amortized Cost $4,198,542)  ....                 4,198,542
                                                 ------------
TOTAL INVESTMENTS (100.1%)
 (Cost/Amortized Cost $94,082,884)                95,875,092
LIABILITIES IN EXCESS OF CASH AND
 RECEIVABLES (-0.1%) .............                  (136,851)
                                                 ------------
NET ASSETS (100.0%) ..............               $95,738,241
                                                 ============

--------------------
   *    Non-income producing.
   + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers.
   (a) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
   (b) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.
   (c) Interest rate shown on floating rate securities represents the rate at June 30, 1995.


See Notes to Financial Statements.

THE HUDSON RIVER TRUST
GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
--------------------------------   ------------  ------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (4.0%)
Avery Dennison Corp. ............  15,000        $  600,000
Dow Chemical Co. ................   5,000           359,375
Dupont (E.I.) de Nemours & Co.  .  20,000         1,375,000
Union Carbide Corp. .............   3,000           100,125
                                                 ------------
                                                  2,434,500
                                                 ------------
PAPER (2.0%)
Union Camp Corp. ................  20,000         1,157,500
                                                 ------------
 TOTAL BASIC MATERIALS (6.0%)  ..                 3,592,000
                                                 ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.4%)
Johnson Controls, Inc. ..........  15,000           847,500
                                                 ------------
PRINTING, PUBLISHING &
 BROADCASTING (1.2%)
Capital Cities ABC, Inc. ........   2,000           216,000
Jostens, Inc. ...................  25,000           531,250
                                                 ------------
                                                    747,250
                                                 ------------
PROFESSIONAL SERVICES (1.2%)
GATX Corp. ......................  15,000           706,875
                                                 ------------
 TOTAL BUSINESS SERVICES (3.8%)                   2,301,625
                                                 ------------
CAPITAL GOODS
AEROSPACE (1.7%)
Northrop Grumman Corp. ..........  20,000         1,042,500
                                                 ------------
BUILDING MATERIALS & FOREST PRODUCTS (1.6%)
Weyerhaeuser Co. ................  20,000           942,500
                                                 ------------
ELECTRICAL EQUIPMENT (1.9%)
General Electric Co. ............  20,000         1,127,500
                                                 ------------
MACHINERY (1.4%)
Deere & Co. .....................  10,000           856,250
                                                 ------------
 TOTAL CAPITAL GOODS (6.6%)  ....                 3,968,750
                                                 ------------
CONSUMER CYCLICALS
AUTO RELATED (0.5%)
Dana Corp. ......................   4,000           114,500
Echlin, Inc. ....................   5,000           173,750
                                                 ------------
                                                    288,250
                                                 ------------
RETAIL--GENERAL (2.0%)
Sears Roebuck & Co. .............  20,000         1,197,500
                                                 ------------
 TOTAL CONSUMER CYCLICALS (2.5%)                  1,485,750
                                                 ------------
CONSUMER NONCYCLICALS
DRUGS (2.4%)
Bristol-Myers Squibb Co. ........  20,000         1,362,500
Pfizer, Inc. ....................   1,000            92,375
                                                 ------------
                                                  1,454,875
                                                 ------------
HOSPITAL SUPPLIES & SERVICES (1.8%)
Baxter International, Inc.  .....  30,000         1,091,250
                                                 ------------
SOAPS & TOILETRIES (1.1%)
Clorox Co. ......................  10,000           652,500
COMMON STOCKS (Continued):
                                                 ------------
TOBACCO (3.3%)
Philip Morris Cos., Inc. ........  15,000        $1,115,625
UST, Inc. .......................  30,000           892,500
                                                 ------------
                                                  2,008,125
                                                 ------------


                                   NUMBER OF        VALUE
                                   SHARES             (NOTE 1)
--------------------------------   ------------  ------------
COMMON STOCKS (Continued):
 TOTAL CONSUMER NONCYCLICALS (8.6%)               5,206,750
                                                 ------------
CREDIT SENSITIVE
BANKS (4.2%)
Bank of New York Co. ............  32,000         1,292,000
First Bank Systems ..............  30,000         1,230,000
                                                 ------------
                                                  2,522,000
                                                 ------------
FINANCIAL SERVICES (1.4%)
American Express Co. ............  10,000           351,250
MBNA Corp. ......................  15,000           506,250
                                                 ------------
                                                    857,500
                                                 ------------
INSURANCE (1.6%)
Saint Paul Cos., Inc. ...........  20,000           985,000
                                                 ------------
UTILITY--ELECTRIC (4.6%)
Duke Power Co. ..................  15,000           622,500
Houston Industries, Inc. ........  20,000           842,500
Portland General Corp. ..........  30,000           663,750
Teco Energy, Inc. ...............  30,000           656,250
                                                 ------------
                                                  2,785,000
                                                 ------------
UTILITY--TELEPHONE (1.9%)
Ameritech Corp. .................  25,000         1,100,000
                                                 ------------
 TOTAL CREDIT SENSITIVE
 (13.7%) ...........   ...........                8,249,500
                                                 ------------
ENERGY
COAL & GAS PIPELINES (2.1%)
MCN Corp. .......................  30,000           592,500
Williams Cos., Inc. .............  20,000           697,500
                                                 ------------
                                                  1,290,000
                                                 ------------
OIL--DOMESTIC (3.2%)
Atlantic Richfield Co. ..........  10,000         1,097,500
Phillips Petroleum Co. ..........  25,000           834,375
                                                 ------------
                                                  1,931,875
                                                 ------------
OIL--INTERNATIONAL (1.3%)
Mobil Corp. .....................   8,000           768,000
                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (0.6%)
Halliburton Co. .................  10,000           357,500
                                                 ------------
RAILROADS (0.6%)
Norfolk Southern Corp. ..........   5,000           336,875
                                                 ------------
 TOTAL ENERGY (7.8%) ............                 4,684,250
                                                 ------------
TECHNOLOGY (1.9%)
OFFICE EQUIPMENT
Xerox Corp. .....................  10,000         1,172,500
                                                 ------------
DIVERSIFIED (0.8%)
MISCELLANEOUS
Minnesota Mining & Manufacturing
 Co. ............................   8,000           458,000
                                                 ------------
TOTAL COMMON STOCKS (51.7%)
 (Cost $28,593,636) .............                31,119,125
                                                 ------------

                               B-16

THE HUDSON RIVER TRUST
GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                     NUMBER OF      VALUE
                                     SHARES       (NOTE 1)
--------------------------------   ------------  ------------
PREFERRED STOCKS:
BASIC MATERIALS (1.0%)
PAPER
Bowater, Inc.
 7.0% Conv. Series B ............    16,300      $  615,325
                                                 ------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
 BROADCASTING (0.7%)
LCI International
 5.0% Conv. .....................    10,700         441,375
                                                 ------------
PROFESSIONAL SERVICES (0.6%)
General Motors Corp.
 6.5% Conv. Series C ............     5,500         346,500
                                                 ------------
 TOTAL BUSINESS SERVICES (1.3%)                     787,875
                                                 ------------
CONSUMER CYCLICALS (0.3%)
RETAIL--GENERAL
Best Buy Capital LP
 6.5% Conv. .....................     4,900         208,863
                                                 ------------
CONSUMER NONCYCLICALS (0.0%)
DRUGS
Gensia Pharmaceuticals, Inc.
 $3.75 Conv.+ ...................     1,800          17,325
                                                 ------------
CREDIT SENSITIVE
FINANCIAL SERVICES (1.0%)
Allstate Corp.
 $2.30 Conv. ....................     9,800         399,350
First USA
 $6.25 Conv. ....................     5,500         222,750
                                                 ------------
 TOTAL CREDIT SENSITIVE (1.0%)  .                   622,100
                                                 ------------
ENERGY (0.4%)
RAILROADS
Burlington Northern, Inc.
 6.25% Conv. Series A ...........     3,900         263,250
                                                 ------------
TECHNOLOGY (1.1%)
ELECTRONICS
National Semiconductor Corp.
 $3.25 Conv. ....................     5,800         572,025
                                                 ------------
TOTAL PREFERRED STOCKS (5.1%)
 (Cost $2,680,160) ..............                 3,086,763
                                                 ------------
                                   PRINCIPAL
                                     AMOUNT
                                   ------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (0.5%)
PAPER
Stone Container Corp.
 8.875% Conv. Sub. Deb.,
 07/15/00 .......................  $150,000         300,000
                                                 ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.8%)
Thermo Electron Corp.
 5.0% Euro Conv., 04/15/01  .....   345,000         466,613
                                                 ------------
PROFESSIONAL SERVICES (1.4%)
Danka Business Systems
 6.75% Conv., 04/01/02+ .........   250,000         263,750
First Financial Management Corp.
 5.0% Conv., 12/15/99 ...........   425,000         576,406
                                                 ------------
                                                    840,156
                                                 ------------
 TOTAL BUSINESS SERVICES (2.2%)                   1,306,769
                                                 ------------

                                      PRINCIPAL       VALUE
                                        AMOUNT       (NOTE 1)
----------------------------------  ------------  ------------
LONG-TERM DEBT SECURITIES  (CONTINUED):
CAPITAL GOODS
MACHINERY (1.7%)
Solectron Corp.
 Zero Coupon Conv. Sub. Note,
 05/05/12 ......................... $930,000      $  660,300
Titan Wheel International
 4.75% Conv., 12/01/00 ............  275,000         382,250
                                                  ------------
 TOTAL CAPITAL GOODS (1.7%)  ......                1,042,550
                                                  ------------
CONSUMER CYCLICALS
AIRLINES (0.7%)
Delta Air Lines, Inc.
 3.23% Conv., 06/15/03 ............  445,000         427,200
                                                  ------------
LEISURE RELATED (0.4%)
Carnival Cruise Lines, Inc.
 4.5% Conv. Sub. Note,
 07/01/97 .........................  190,000         262,438
                                                  ------------
RETAIL--GENERAL (1.1%)
Lowes Cos., Inc.
 3.0% Conv., 07/22/03 .............  180,000         213,750
Office Depot, Inc.
 Zero Coupon Conv., 11/01/08  .....  630,000         410,288
                                                  ------------
                                                     624,038
                                                  ------------
 TOTAL CONSUMER CYCLICALS (2.2%)                   1,313,676
                                                  ------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (1.9%)
Integrated Health Services, Inc.
 5.75% Conv., 01/01/01 ............  395,000         425,613
Omnicare, Inc.
 5.75% Conv., 10/01/03 ............  205,000         389,244
Sun Healthcare Group
 6.0% Conv., 03/01/04 .............  335,000         315,738
                                                  ------------
                                                   1,130,595
                                                  ------------
RETAIL--FOOD (0.5%)
Kroger Co.
 6.375% Jr. Sub. Conv. Note,
 12/01/99 .........................  205,000         295,713
                                                  ------------
 TOTAL CONSUMER NONCYCLICALS (2.4%)                1,426,308
                                                  ------------
CREDIT SENSITIVE
BANKS (0.5%)
Bank of New York Co.
 7.5% Conv., 08/15/01 .............  135,000         277,594
                                                  ------------
FINANCIAL SERVICES (0.3%)
Medaphis Corp.
 6.5% Conv., 01/01/00+ ............  131,000         207,308
                                                  ------------
UTILITY--TELEPHONE (0.7%)
LDDS Communications, Inc.
 5.0% Conv., 08/15/03 .............  465,000         445,238
                                                  ------------
 TOTAL CREDIT SENSITIVE (1.5%)  ...                  930,140
                                                  ------------
ENERGY
OIL--DOMESTIC (0.6%)
Apache Corp.:
 6.0% Conv., 01/15/02+ ............  150,000         166,500
 6.0% Euro Conv., 01/15/02 ........  190,000         210,900
                                                  ------------
                                                     377,400
                                                  ------------

                               B-17

THE HUDSON RIVER TRUST
GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                      PRINCIPAL       VALUE
                                        AMOUNT       (NOTE 1)
----------------------------------  ------------  ------------
LONG-TERM DEBT SECURITIES  (CONTINUED):
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Amoco Canada
 7.375% Conv. Sub. Deb.,
 09/01/13 ......................... $  225,000    $   283,500
                                                  ------------
 TOTAL ENERGY (1.1%) ..............                   660,900
                                                  ------------
TECHNOLOGY
ELECTRONICS (9.4%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02 .........................    400,000        421,500
Arrow Electronics, Inc.
 5.75% Conv., 10/15/02 ............    395,000        601,881
Cypress Semiconductor
 3.15% Conv., 03/15/01+ ...........    445,000        664,719
EMC Corp.
 4.25% Conv., 01/01/01 ............    770,000      1,026,982
General Instrument Corp.
 5.0% Conv., 06/15/00 .............    370,000        611,425
Integrated Device Technology, Inc.
 5.5% Conv., 06/01/02 .............    590,000        618,763
Lam Research Corp.
 6.0% Conv. Sub. Deb.,
 05/01/03 .........................    205,000        530,438
LSI Logic Corp.
 5.5% Conv., 03/15/01+ ............    125,000        405,156
Motorola, Inc.
 Zero Coupon Conv., 09/27/13  .....    625,000        511,719
3Com Corp.
 10.25% Conv., 11/01/01+ ..........    230,000        295,263
                                                  ------------
 TOTAL TECHNOLOGY (9.4%) ..........                 5,687,846
                                                  ------------
TOTAL LONG-TERM DEBT SECURITIES (21.0%)
 (Amortized Cost $11,092,779)  ....                12,668,189
SHORT-TERM DEBT SECURITIES:
                                                  ------------
U.S. GOVERNMENT
Federal Home Loan Bank
 5.91%, due 07/05/95 .............. $3,100,000    $ 3,097,964
Federal Home Loan Mortgage Corp:
 6.10%, due 07/03/95 ..............  7,000,000      6,997,628
 5.81%, due 07/05/95 ..............  3,800,000      3,797,547
                                                  ------------
 TOTAL U.S. GOVERNMENT (23.1%)                     13,893,139
                                                  ------------
TOTAL SHORT-TERM DEBT SECURITIES (23.1%)
 (Amortized Cost $13,893,139)  ....                13,893,139
                                                  ------------
TOTAL INVESTMENTS (100.9%)
 (Cost/Amortized Cost $56,259,714)                 60,767,216
LIABILITIES IN EXCESS OF CASH AND
 RECEIVABLES (-0.9%) ..............                  (549,272)
                                                  ------------
NET ASSETS (100.0%) ...............               $60,217,944
                                                  ============

--------------------
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (2.6%)
Air Products & Chemicals, Inc.  .. 2,000         $  111,500
Avery Dennison Corp. ............. 1,000             40,000
Dow Chemical Co. ................. 5,000            359,375
Dupont (E.I.) de Nemours
 & Co. ........................... 9,900            680,625
Eastman Chemical Company ......... 1,500             89,250
Ecolab, Inc. ..................... 1,100             26,950
FMC Corp.* .......................   700             47,075
Goodrich (B.F.) Co. ..............   500             26,813
Grace (W.R.) & Co. ............... 1,700            104,338
Hercules, Inc. ................... 2,200            107,250
Millipore Corp. ..................   400             27,000
Monsanto Co. ..................... 2,100            189,263
Nalco Chemical Co. ............... 1,200             43,650
Rohm & Haas Co. .................. 1,300             71,338
Union Carbide Corp. .............. 2,600             86,775
                                                 ------------
                                                  2,011,202
                                                 ------------
CHEMICALS--SPECIALTY (0.3%)
Great Lakes Chemical Corp.  ...... 1,200             72,300
Morton International, Inc.  ...... 2,600             76,050
Raychem Corp. ....................   800             30,700
Sigma Aldrich ....................   900             44,213
                                                 ------------
                                                    223,263
                                                 ------------
METALS & MINING (1.3%)
Alcan Aluminium Ltd. ............. 4,300            130,075
Aluminum Co. of America .......... 3,400            170,425
Asarco, Inc. .....................   900             27,450
Barrick Gold Corp. ............... 6,600            166,650
Cyprus Amax Minerals Co. ......... 1,600             45,600
Engelhard Corp. .................. 1,700             72,888
Homestake Mining Co. ............. 2,500             41,250
Inco Ltd. ........................ 2,100             59,325
Newmont Mining Corp. ............. 1,548             64,823
Phelps Dodge Corp. ............... 1,300             76,700
Placer Dome, Inc. ................ 4,100            107,113
Reynolds Metals Co. .............. 1,200             62,100
Santa Fe Pacific Gold Corp.  ..... 2,420             29,343
                                                 ------------
                                                  1,053,742
                                                 ------------
PAPER (1.5%)
Boise Cascade Corp. ..............   800             32,400
Champion International Corp.  .... 1,700             88,613
Federal Paper Board, Inc. ........   800             28,300
Georgia Pacific Corp. ............ 1,700            147,475
International Paper Co. .......... 2,300            197,225
James River Corp. of Virginia  ... 1,500             41,438
Kimberly Clark Corp. ............. 2,900            173,638
Mead Corp. ....................... 1,000             59,375
Moore Corp. Ltd. ................. 1,800             39,825
Potlatch Corp. ...................   600             25,050
Scott Paper Co. .................. 2,800            138,600
Stone Container Corp.* ........... 1,100             23,375
Temple Inland, Inc. .............. 1,000             47,625
Union Camp Corp. ................. 1,300             75,238
Westvaco Corp. ................... 1,200             53,100
                                                 ------------
                                                  1,171,277
COMMON STOCKS (Continued):
                                                 ------------
STEEL (0.3%)
Bethlehem Steel Corp.* ........... 2,100         $   34,125
Inland Steel Industries, Inc.  ...   900             27,450
Nucor Corp. ...................... 1,600             85,600
USX-U.S. Steel Group ............. 1,300             44,688
Worthington Industries, Inc.  .... 1,800             36,788
                                                 ------------
                                                    228,651
                                                 ------------
 TOTAL BASIC MATERIALS (6.0%)  ...                4,688,135
                                                 ------------



                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.5%)
Browning-Ferris Industries, Inc.    4,000          144,500
Johnson Controls, Inc. ...........    700           39,550
WMX Technologies, Inc. ...........  8,700          246,863
                                                 ------------
                                                   430,913
                                                 ------------
PRINTING, PUBLISHING &
 BROADCASTING (2.8%)
CBS, Inc. ........................  1,110           74,370
Capital Cities ABC, Inc. .........  2,800          302,400
Comcast Corp. (Class A) SPL  .....  4,500           83,531
Deluxe Corp. .....................  1,400           46,375
Donnelley (R.R.) & Sons Co.  .....  2,900          104,400
Dow Jones & Co., Inc. ............  1,800           66,375
Dun & Bradstreet Corp. ...........  3,100          162,750
Gannett Co. ......................  2,600          141,050
Jostens, Inc. ....................  1,300           27,625
King World Productions, Inc.*  ...    700           28,350
Knight-Ridder, Inc. ..............    900           51,188
McGraw-Hill, Inc. ................    900           68,288
New York Times Co. ...............  1,700           39,950
Tele-Communications, Inc.
 (Class A)* ...................... 11,800          276,563
Time Warner, Inc. ................  7,100          291,988
Times Mirror Co. (Class A)  ......  1,900           45,363
Tribune Co. ......................  1,200           73,650
Viacom, Inc. (Class A)* ..........    300           13,950
Viacom, Inc. (Class B)* ..........  6,200          287,525
                                                 ------------
                                                 2,185,691
                                                 ------------
PROFESSIONAL SERVICES (0.3%)
Block (H&R), Inc. ................  1,900           78,138
Interpublic Group Cos., Inc.  ....  1,500           56,250
Safety Kleen Corp. ...............  1,800           29,025
Service Corp. International  .....  1,700           53,763
                                                 ------------
                                                   217,176
                                                 ------------
TRUCKING, SHIPPING (0.2%)
Consolidated Freightways, Inc.  ..    800           17,700
Federal Express Corp.* ...........    900           54,675
Laidlaw, Inc. (Class B) ..........  3,300           31,763
Roadway Services, Inc. ...........    700           33,075
Ryder System, Inc. ...............  1,400           33,425
                                                 ------------
                                                   170,638
                                                 ------------
 TOTAL BUSINESS SERVICES (3.8%)  .               3,004,418
                                                 ------------
CAPITAL GOODS
AEROSPACE (2.0%)
Boeing Co. .......................  6,100          382,013
General Dynamics Corp. ...........  1,100           48,813

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1995 (Unaudited)

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
Lockheed Martin Corporation  .....  3,604        $  227,503
Loral Corp. ......................  1,600            82,800
McDonnell Douglas Corp. ..........  2,100           161,175
Northrop Grumman Corp. ...........    900            46,913
Raytheon Co. .....................  2,300           178,538
Rockwell International Corp.  ....  4,000           183,000
TRW, Inc. ........................  1,200            95,850
United Technologies Corp. ........  2,200           171,875
                                                 ------------
                                                  1,578,480
                                                 ------------
BUILDING & CONSTRUCTION (0.0%)
Centex Corp. .....................    800            22,600
                                                 ------------
BUILDING MATERIALS &
 FOREST PRODUCTS (0.8%)
Armstrong World Industries, Inc.      700            35,088
Crane Co. ........................    800            29,000
Louisiana Pacific Corp. ..........  2,000            52,500
Masco Corp. ......................  2,900            78,300
Owens Corning Fiberglass Corp.*  .    900            33,188
PPG Industries, Inc. .............  3,800           163,400
Sherwin Williams Co. .............  1,500            53,438
Weyerhaeuser Co. .................  3,800           179,075
                                                 ------------
                                                    623,989
                                                 ------------
ELECTRICAL EQUIPMENT (2.8%)
Emerson Electric Co. .............  4,200           300,300
General Electric Co. ............. 30,400         1,713,800
Grainger (W.W.), Inc. ............    900            52,875
Thomas & Betts Corp. .............    400            27,350
Westinghouse Electric Corp.  .....  6,400            93,600
                                                 ------------
                                                  2,187,925
                                                 ------------
MACHINERY (1.4%)
Briggs & Stratton Corp. ..........    800            27,600
Caterpillar, Inc. ................  3,600           231,300
Cincinnati Milacron, Inc. ........  1,100            29,700
Cooper Industries, Inc. ..........  2,000            79,000
Cummins Engine, Inc. .............    700            30,538
Deere & Co. ......................  1,600           137,000
Dover Corp. ......................  1,000            72,750
Fluor Corp. ......................  1,600            83,200
Foster Wheeler Corp. .............    900            31,725
General Signal Corp. .............    800            31,800
Harnischfeger Industries Corp.  ..    900            31,163
Illinois Tool Works, Inc. ........  2,100           115,500
Ingersoll Rand Co. ...............  1,900            72,675
Pall Corp. .......................  2,000            44,500
Parker Hannifin Corp. ............  1,400            50,750
Timken Co. .......................    600            27,675
Varity Corp.* ....................    700            30,800
                                                 ------------
                                                  1,127,676
                                                 ------------
 TOTAL CAPITAL GOODS (7.0%)  .....                5,540,670
                                                 ------------
CONSUMER CYCLICALS
AIRLINES (0.3%)
AMR Corp.* .......................  1,400           104,475
Delta Air Lines, Inc. ............    900            66,375
Southwest Airlines Co. ...........  2,500            59,688
                                                 ------------
                                                    230,538
                                                 ------------


                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
APPAREL, TEXTILE (0.5%)
Fruit of the Loom, Inc.* .........  1,100        $   23,238
Liz Claiborne, Inc. ..............  1,300            27,625
National Service Industries, Inc.     900            25,988
Nike, Inc. .......................  1,300           109,200
Reebok International, Ltd.  ......  1,400            47,600
Russell Corp. ....................  1,400            40,250
Springs Industries, Inc. .........    600            22,350
VF Corp. .........................  1,100            59,125
                                                 ------------
                                                    355,376
                                                 ------------
AUTO RELATED (0.5%)
Cooper Tire & Rubber Co. .........  1,200            29,250
Dana Corp. .......................  1,800            51,525
Eaton Corp. ......................  1,300            75,563
Echlin, Inc. .....................  1,000            34,750
Genuine Parts Co. ................  2,200            83,325
Goodyear Tire & Rubber Co.  ......  2,700           111,375
Snap-On Tools Corp. ..............    800            31,000
                                                 ------------
                                                    416,788
                                                 ------------
AUTOS & TRUCKS (2.0%)
Chrysler Corp. ...................  6,900           330,338
Ford Motor Co. ................... 18,500           550,375
General Motors Corp. ............. 13,500           632,813
Navistar International Corp.*  ...  1,900            28,738
Paccar, Inc. .....................    600            28,050
                                                 ------------
                                                  1,570,314
                                                 ------------
FOOD SERVICES, LODGING (0.9%)
Marriott International, Inc.  ....  2,100            75,338
McDonald's Corp. ................. 12,500           489,063
Promus Cos., Inc.* ...............  1,900            74,100
Shoneys, Inc.* ...................  2,900            34,075
Wendys International, Inc.  ......  1,700            30,388
                                                 ------------
                                                    702,964
                                                 ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.5%)
Black & Decker Corp. .............  1,400            43,225
Maytag Corp. .....................  1,700            27,200
Newell Co. .......................  2,800            68,600
Premark International, Inc.  .....  1,100            57,063
Rubbermaid, Inc. .................  3,000            83,250
Stanley Works ....................    800            30,300
Whirlpool Corp. ..................  1,400            77,000
Zenith Electronics Corp.* ........  2,600            19,175
                                                 ------------
                                                    405,813
                                                 ------------
LEISURE RELATED (1.2%)
American Greetings Corp. .........  1,300            38,188
Brunswick Corp. ..................  1,500            25,500
CUC International, Inc.* .........  2,200            92,400
Disney (Walt) Co. ................  9,400           522,875
Fleetwood Enterprises, Inc.  .....  1,200            23,700
Hasbro, Inc. .....................  1,500            47,625
Hilton Hotels Corp. ..............    900            63,225
Mattel, Inc. .....................  3,875           100,750
                                                 ------------
                                                    914,263
                                                 ------------
PHOTO & OPTICAL (0.6%)
Allergan, Inc. ...................  1,200            32,550
Bausch & Lomb, Inc. ..............  1,100            45,650

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1995 (Unaudited)

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
Eastman Kodak Co. ................  6,100        $  369,813
Polaroid Corp. ...................    800            32,600
                                                 ------------
                                                    480,613
                                                 ------------
RETAIL--GENERAL (4.5%)
Charming Shoppes, Inc. ...........  3,600            18,900
Circuit City Stores, Inc. ........  1,700            53,763
Dayton Hudson Corp. ..............  1,300            93,275
Dillard Department Stores ........  2,000            58,750
Gap, Inc. ........................  2,600            90,675
Home Depot, Inc. .................  8,200           333,125
K-Mart Corp. .....................  8,200           119,925
Limited, Inc. ....................  6,400           140,800
Lowes Cos., Inc. .................  3,000            89,625
May Department Stores Co. ........  4,500           187,313
Melville Corp. ...................  1,900            65,075
Mercantile Stores, Inc. ..........    700            32,550
Nordstrom, Inc. ..................  1,500            62,063
Penney (J.C.), Inc. ..............  4,200           201,600
Pep Boys Manny Moe & Jack ........  1,100            29,425
Price/Costco, Inc.* ..............  3,600            58,500
Rite Aid Corp. ...................  1,600            41,000
Sears Roebuck & Co. ..............  7,000           419,125
Tandy Corp. ......................  1,300            67,438
TJX Cos., Inc. ...................  2,200            29,150
Toys R Us, Inc.* .................  5,000           146,250
Wal-Mart Stores, Inc. ............ 41,300         1,104,775
Walgreen Co. .....................  2,200           110,275
Woolworth Corp. ..................  2,500            37,813
                                                 ------------
                                                  3,591,190
                                                 ------------
 TOTAL CONSUMER CYCLICALS (11.0%)                 8,667,859
                                                 ------------
CONSUMER NONCYCLICALS
BEVERAGES (3.4%)
Anheuser Busch, Inc. .............  4,700           267,313
Brown Forman Corp. (Class B)  ....  1,300            43,388
Coca-Cola Co. .................... 22,700         1,447,125
Harcourt General, Inc. ...........  1,300            55,250
Pepsico, Inc. .................... 14,100           643,313
Seagram Ltd. .....................  7,100           245,838
                                                 ------------
                                                  2,702,227
                                                 ------------
CONTAINERS (0.1%)
Ball Corp. .......................    800            27,900
Bemis, Inc. ......................    200             5,200
Crown Cork & Seal, Inc.* .........  1,500            75,188
                                                 ------------
                                                    108,288
                                                 ------------
DRUGS (5.0%)
ALZA Corp. (Class A)* ............  1,400            32,725
American Home Products Corp.  ....  5,500           425,563
Amgen, Inc.* .....................  2,400           193,050
Bristol-Myers Squibb Co. .........  9,100           619,938
Lilly (Eli) & Co. ................  5,300           416,050
Merck & Co., Inc. ................ 22,200         1,087,800
Pfizer, Inc. .....................  5,700           526,538
Schering Plough Corp. ............  6,700           295,638
Upjohn Co. .......................  3,200           121,200
Warner-Lambert Co. ...............  2,400           207,300
                                                 ------------
                                                  3,925,802
                                                 ------------
FOODS (2.7%)
Archer Daniels Midland Co.  ......  9,225        $  171,816
CPC International, Inc. ..........  2,700           166,725
Campbell Soup Co. ................  4,500           220,500
ConAgra, Inc. ....................  4,400           153,450
Darden Restaurants, Inc.* ........  4,200            45,675
General Mills, Inc. ..............  2,900           148,988
Heinz (H.J.) Co. .................  4,400           195,250
Hershey Foods Corp. ..............  1,600            88,400
Kellogg Co. ......................  3,900           278,363


                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
Pioneer Hi Bred
 International, Inc. .............  1,600           67,200
Quaker Oats Co. ..................  2,500           82,188
Ralston Purina Group .............  1,800           91,800
Sara Lee Corp. ...................  8,600          245,100
Whitman Corp. ....................  2,000           38,750
Wrigley (Wm.), Jr. Co. ...........  2,100           97,388
                                                 ------------
                                                 2,091,593
                                                 ------------
HOSPITAL SUPPLIES & SERVICES (3.5%)
Abbott Laboratories, Inc. ........ 14,300          579,150
Bard (C.R.), Inc. ................  1,000           30,000
Baxter International, Inc.  ......  5,000          181,875
Becton Dickinson & Co. ...........  1,200           69,900
Beverly Enterprises, Inc.*  ......  2,400           29,700
Biomet, Inc.* ....................  2,000           31,000
Boston Scientific Corp.* .........  2,800           89,250
Columbia HCA Healthcare Corp.  ...  8,000          346,000
Johnson and Johnson .............. 11,600          784,445
Mallinckrodt Group, Inc. .........  1,400           49,700
Manor Care, Inc. .................  1,100           32,038
Medtronic, Inc. ..................  2,100          161,963
Saint Jude Medical, Inc. .........    900           45,113
Tenet Healthcare Corporation *  ..  3,700           53,188
United Healthcare Corp. ..........  3,200          132,400
U.S. Healthcare, Inc. ............  2,900           88,813
U.S. Surgical Corp. ..............  1,400           29,225
                                                 ------------
                                                 2,733,760
                                                 ------------
RETAIL--FOOD (0.7%)
Albertsons, Inc. .................  4,600          136,850
American Stores Co. ..............  2,700           75,938
Fleming Cos., Inc. ...............  1,100           29,150
Giant Food, Inc. (Class A)  ......  1,000           28,375
Great Atlantic & Pacific
 Tea, Inc. .......................  1,200           31,650
Kroger Co.* ......................  2,100           56,438
Supervalu, Inc. ..................  1,200           34,950
Sysco Corp. ......................  3,200           94,400
Winn Dixie Stores, Inc. ..........  1,400           80,850
                                                 ------------
                                                   568,601
                                                 ------------
SOAPS & TOILETRIES (2.6%)
Alberto Culver Co. ...............    900           27,225
Avon Products, Inc. ..............  1,300           87,100
Clorox Co. .......................    900           58,725
Colgate Palmolive Co. ............  2,500          182,813
Gillette Corp. ...................  8,200          365,925

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1995 (Unaudited)

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
International Flavors &
 Fragrances, Inc. ................  2,000        $    99,500
Procter & Gamble Co. ............. 12,300            884,063
Unilever N.V. ....................  2,900            377,363
                                                 ------------
                                                   2,082,714
                                                 ------------
TOBACCO (2.0%)
American Brands, Inc. ............  3,300            131,175
Loews Corp. ......................  1,100            133,100
Philip Morris Cos., Inc. ......... 15,400          1,145,375
UST, Inc. ........................  3,500            104,125
                                                 ------------
                                                   1,513,775
                                                 ------------
 TOTAL CONSUMER NONCYCLICALS (20.0%)              15,726,760
                                                 ------------
CREDIT SENSITIVE
BANKS (5.3%)
Ahmanson (H.F.) & Co. ............  2,000             44,000
Banc One Corp. ...................  7,100            228,975
Bank of Boston Corp. .............  2,000             75,000
Bank of New York Co. .............  3,400            137,275
BankAmerica Corp. ................  6,700            352,588
Bankers Trust New York Corp.  ....  1,400             86,800
Barnett Banks, Inc. ..............  1,800             92,250
Boatmen's Bancshares, Inc.  ......  2,300             81,075
Chase Manhattan Corp. ............  3,200            150,400
Chemical Banking Corp. ...........  4,300            203,175
Citicorp .........................  7,200            416,700
CoreStates Financial Corp.  ......  2,600             90,675
First Chicago Corp. ..............  1,600             95,800
First Fidelity BankCorp. .........  1,500             88,500
First Interstate Bancorp. ........  1,400            112,350
First Union Corp. ................  3,100            140,275
Golden West Financial Corp.  .....  1,000             47,125
Great Western Financial Corp.  ...  2,500             51,563
KeyCorp. .........................  4,300            134,913
Mellon Bank Corp. ................  2,700            112,388
Morgan (J.P.) & Co., Inc. ........  3,400            238,425
NBD Bancorp., Inc. ...............  2,900             92,800
National City Corp. ..............  2,700             79,313
Nationsbank Corp. ................  4,900            262,763
Norwest Corp. ....................  5,800            166,750
PNC Financial Corp. ..............  4,200            110,775
Shawmut National Corp. ...........  2,300             73,313
Suntrust Banks, Inc. .............  2,100            122,325
U.S. Bancorp. ....................  1,800             43,313
Wachovia Corp. ...................  3,100            110,825
Wells Fargo & Co. ................    900            162,225
                                                 ------------
                                                   4,204,654
                                                 ------------
FINANCIAL SERVICES (1.4%)
American Express Co. .............  8,900            312,613
Beneficial Corp. .................  1,000             44,000
Dean Witter Discover & Co.  ......  3,200            150,400
Fleet Financial Group, Inc.  .....  2,600             96,525
Household International, Inc.  ...  1,700             84,150
MBNA Corp. .......................  2,600             87,750
Merrill Lynch & Co., Inc. ........  3,300            173,250
Salomon, Inc. ....................  2,000             80,250
Transamerica Corp. ...............  1,300             75,725
                                                 ------------
                                                   1,104,663
                                                 ------------
INSURANCE (2.8%)
Aetna Life & Casualty Co. ........  2,000        $   125,750
Alexander & Alexander
 Services, Inc. ..................  1,200             28,650
American General Corp. ...........  3,800            128,250
American International
 Group, Inc. .....................  5,700            649,800
CIGNA Corp. ......................  1,300            100,913
Chubb Corp. ......................  1,600            128,200
General Re Corp. .................  1,500            200,813
Jefferson Pilot Corp. ............    900             49,275
Lincoln National Corp. Industries   1,700             74,375


                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
Marsh & McLennan Cos., Inc.  .....  1,300          105,463
Providian Corp. ..................  1,700           61,625
Safeco Corp. .....................  1,200           68,925
Saint Paul Cos., Inc. ............  1,500           73,875
Torchmark Corp. ..................  1,300           49,075
Travelers, Inc. ..................  5,800          253,750
UNUM Corp. .......................  1,300           60,938
USF&G Corp. ......................  1,800           29,250
                                                 ------------
                                                 2,188,927
                                                 ------------
MORTGAGE RELATED (0.9%)
Federal Home Loan Mortgage Corp.    3,300          226,875
Federal National Mortgage
 Association .....................  4,900          462,438
                                                 ------------
                                                   689,313
                                                 ------------
UTILITY--ELECTRIC (3.5%)
American Electric Power, Inc.  ...  3,300          115,913
Baltimore Gas & Electric Co.  ....  2,700           67,500
Carolina Power & Light Co.  ......  2,900           87,725
Central & South West Corp.  ......  3,400           89,250
Cinergy Corp. ....................  2,813           73,841
Consolidated Edison Co.
 N.Y., Inc. ......................  4,200          123,900
Detroit Edison Co. ...............  2,700           79,650
Dominion Resources, Inc. .........  3,100          113,150
Duke Power Co. ...................  3,700          153,550
Entergy Corp. ....................  4,100           98,913
FPL Group, Inc. ..................  3,300          127,463
General Public Utilities Corp.  ..  2,100           62,475
Houston Industries, Inc. .........  2,400          101,100
Niagara Mohawk Power Co. .........  2,600           38,350
Northern States Power Co. ........  1,200           55,350
Ohio Edison Co. ..................  2,700           61,088
Peco Energy Co. ..................  4,100          113,263
Pacific Gas & Electric Co.  ......  7,700          223,300
Pacificorp. ......................  5,100           95,625
Public Service Enterprise Group  .  4,400          122,100
SCE Corp. ........................  8,000          137,000
Southern Co. ..................... 12,000          268,500
Texas Utilities Co. ..............  4,100          140,938
Unicom Corporation ...............  3,900          103,838
Union Electric Co. ...............  1,900           70,775
                                                 ------------
                                                 2,724,557
                                                 ------------

                               B-22

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1995 (Unaudited)

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
UTILITY--GAS (0.4%)
Columbia Gas System, Inc.*  ......    900        $    28,575
Consolidated Natural Gas Co.  ....  1,700             64,175
ENRON Corp. ......................  4,500            158,063
Nicor, Inc. ......................  1,100             29,563
Peoples Energy Corp. .............  1,100             28,463
                                                 ------------
                                                     308,839
                                                 ------------
UTILITY--TELEPHONE (6.7%)
Alltel Corp. .....................  3,400             86,275
Ameritech Corp. .................. 10,000            440,000
AT&T Corp. ....................... 28,500          1,514,000
Bell Atlantic Corp. ..............  7,900            442,400
BellSouth Corp. ..................  8,900            565,150
GTE Corp. ........................ 17,500            597,188
NYNEX Corp. ......................  7,700            309,925
Pacific Telesis Group ............  7,900            211,325
SBC Communications, Inc. ......... 10,900            519,113
Sprint Corp. .....................  6,500            218,563
U.S. West, Inc. ..................  8,700            362,138
                                                 ------------
                                                   5,266,077
                                                 ------------
 TOTAL CREDIT SENSITIVE (21.0%)  .                16,487,030
                                                 ------------
ENERGY
COAL & GAS PIPELINES (0.8%)
Burlington Resources, Inc.  ......  2,400             88,500
Coastal Corp. ....................  1,900             57,713
Enserch Corp. ....................  1,500             25,688
Pacific Enterprises, Ltd. ........  1,500             36,750
Panhandle Eastern Corp. ..........  2,800             68,250
Pittston Services Group ..........  1,200             28,800
Praxair, Inc. ....................  2,600             65,000
Sonat, Inc. ......................  1,600             48,800
Tenneco, Inc. ....................  3,400            156,400
Williams Cos., Inc. ..............  1,900             66,263
                                                 ------------
                                                     642,164
                                                 ------------
OIL--DOMESTIC (2.3%)
Amerada Hess Corp. ...............  1,700             83,088
Amoco Corp. ......................  8,900            592,963
Ashland, Inc. ....................  1,000             35,125
Atlantic Richfield Co. ...........  3,000            329,250
Kerr McGee Corp. .................    900             48,263
Louisiana Land & Exploration
 Corp. ...........................    700             27,913
Occidental Petroleum Corp.  ......  5,900            134,963
Oryx Energy Co.* .................  2,000             27,500
Pennzoil Co. .....................    800             37,700
Phillips Petroleum Co. ...........  4,900            163,538
Santa Fe Energy Resources, Inc.*    2,800             26,600
Sun, Inc. ........................  1,900             52,013
USX-Marathon Group ...............  5,300            104,675
Unocal Corp. .....................  4,600            127,075
                                                 ------------
                                                   1,790,666
                                                 ------------
OIL--INTERNATIONAL (5.5%)
Chevron Corp. .................... 11,700            545,513
Exxon Corp. ...................... 22,300          1,574,938
Mobil Corp. ......................  7,100            681,600
Royal Dutch Petroleum Co. (ADR)  .  9,600          1,170,000
Texaco, Inc. .....................  4,800        $   315,000
                                                 ------------
                                                   4,287,051
                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (0.7%)
Baker Hughes, Inc. ...............  2,600             53,300
Dresser Industries, Inc. .........  3,400             75,650
Halliburton Co. ..................  2,100             75,075
Helmerich & Payne, Inc . .........  1,000             29,500
McDermott International, Inc.  ...  1,100             26,538
Schlumberger, Ltd. ...............  4,300            267,138
Western Atlas, Inc.* .............    900             39,938


                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
                                                 ------------
                                                   567,139
                                                 ------------
RAILROADS (0.9%)
Burlington Northern, Inc. ........  1,500           95,063
CSX Corp. ........................  2,000          150,250
Conrail, Inc. ....................  1,400           77,875
Norfolk Southern Corp. ...........  2,300          154,963
Santa Fe Pacific Corp. ...........  2,871           73,211
Union Pacific Corp. ..............  3,800          210,425
                                                 ------------
                                                   761,787
                                                 ------------
 TOTAL ENERGY (10.2%) ............               8,048,807
                                                 ------------
TECHNOLOGY
ELECTRONICS (3.8%)
Advanced Micro Devices, Inc.  ....  1,900           69,113
AMP, Inc. ........................  4,200          177,450
Applied Materials, Inc.* .........  1,600          138,600
Cisco Systems, Inc.* .............  4,800          242,700
EG&G, Inc. .......................  1,800           30,150
Harris Corp. .....................    700           36,138
Intel Corp. ...................... 14,900          943,356
Micron Technology, Inc. ..........  3,800          208,525
Motorola, Inc. ................... 10,600          711,525
National Semiconductor Corp.*  ...  2,200           61,050
Perkin Elmer Corp. ...............    800           28,400
Texas Instruments, Inc. ..........  1,700          227,588
Tyco International, Ltd. .........  1,400           75,600
                                                 ------------
                                                 2,950,195
                                                 ------------
OFFICE EQUIPMENT (3.5%)
Amdahl Corp.* ....................  2,300           25,588
Apple Computer, Inc. .............  2,200          102,163
Ceridian Corp.* ..................    900           33,188
Compaq Computer Corp.* ...........  4,700          213,263
Cray Research, Inc.* .............  1,100           26,813
Digital Equipment Corp.* .........  2,700          110,025
Hewlett-Packard Co. ..............  9,200          685,400
Honeywell, Inc. ..................  2,400          103,500
International Business Machines
 Corp. ........................... 10,400          998,400
Pitney Bowes, Inc. ...............  2,700          103,613
Sun Microsystems, Inc.* ..........  1,700           82,450
Tandem Computers, Inc.* ..........  1,900           30,638
Unisys Corp.* ....................  3,200           34,800
Xerox Corp. ......................  1,900          222,775
                                                 ------------
                                                 2,772,616
                                                 ------------
OFFICE EQUIPMENT SERVICES (2.7%)
Autodesk, Inc. ...................    800           34,400
Automatic Data Processing, Inc.  .  2,700          169,763

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1995 (Unaudited)

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
Computer Associates
 International, Inc. .............      2,900    $   196,475
Computer Sciences Corp.* .........      1,000         56,875
First Data Corp. .................      2,200        125,125
Lotus Development Corp.* .........      1,000         63,750
Microsoft Corp.* .................     10,400        939,900
Novell, Inc.* ....................      6,800        135,575
Oracle Corp. * ...................      7,750        299,344
Silicon Graphics, Inc.* ..........      2,800        111,650
                                                 ------------
                                                   2,132,857
                                                 ------------
TELECOMMUNICATIONS (1.3%)
AirTouch Communications, Inc.*  ..      8,900        253,650
Andrew Corp.* ....................        650         37,619
Cabletron Systems, Inc.* .........      1,300         69,225
Cox Communications, Inc.
 (Class A)* ......................         95          1,841
DSC Communications Corp.* ........      2,100         97,650
MCI Communications Corp. .........     12,100        266,200
Northern Telecommunications Ltd.        4,700        171,550
Scientific Atlanta, Inc. .........      1,400         30,800
Tellabs, Inc.* ...................      1,800         86,625
                                                 ------------
                                                   1,015,160
                                                 ------------
 TOTAL TECHNOLOGY (11.3%) ........                 8,870,828
                                                 ------------
DIVERSIFIED
MISCELLANEOUS (1.6%)
Alco Standard Corp. ..............      1,000    $    79,875
Allied Signal, Inc. ..............      5,100        226,950
Corning, Inc. ....................      4,200        137,550
Dial Corp. .......................      1,600         39,600
ITT Corp. ........................      2,000        235,000
Minnesota Mining & Manufacturing
 Co. .............................      7,500        429,375
Ogden Corp. ......................      1,300         28,438
Teledyne, Inc. ...................      1,100         26,950
Textron, Inc. ....................      1,500         87,188
                                                 ------------
 TOTAL DIVERSIFIED (1.6%) ........                 1,290,926
                                                 ------------
TOTAL COMMON STOCKS (91.9%)
 (Cost $64,745,234) ..............                72,325,433
                                                 ------------
                                   PRINCIPAL
                                     AMOUNT
                                   ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (6.5%)
ESC Securitization, Inc.
 6.7%, due 07/03/95 .............. $5,100,000      5,098,102
                                                 ------------
TOTAL SHORT-TERM DEBT SECURITIES (6.5%)
 (Amortized Cost $5,098,102)  ....                 5,098,102
                                                 ------------
TOTAL INVESTMENTS (98.4%)
 (Cost/Amortized Cost $69,843,336)                77,423,535
CASH AND RECEIVABLES
 LESS LIABILITIES (1.6%) .........                 1,224,486
                                                 ------------
NET ASSETS (100.0%) ..............               $78,648,021
                                                 ============

Financial Futures Contracts outstanding at June 30, 1995:

                          EXPIRATION     NUMBER OF       ORIGINAL      VALUE AT      UNREALIZED
DESCRIPTION                  DATE        CONTRACTS        VALUE        6/30/95      DEPRECIATION
----------------------  ------------  --------------  ------------  ------------  --------------
LONG S & P 500 INDEX*   9/95          23              $6,323,050    $6,292,225    $(30,825)

   * Non-income producing.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                    NUMBER OF       VALUE
                                      SHARES       (NOTE 1)
--------------------------------  ------------  ------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (1.8%)
Dupont (E.I.) de Nemours & Co.  .   250,000     $ 17,187,500
Lubrizol Corp. ..................   423,300       14,974,238
Monsanto Co. ....................   487,000       43,890,875
Union Carbide Corp. .............    55,000        1,835,625
                                                ------------
                                                  77,888,238
                                                ------------
CHEMICALS--SPECIALTY (1.2%)
Great Lakes Chemical Corp.  .....   853,800       51,441,450
                                                ------------
METALS & MINING (0.8%)
Aluminum Co. of America .........    10,000          501,250
Newmont Mining Corp. ............   785,572       32,895,827
                                                ------------
                                                  33,397,077
                                                ------------
PAPER (0.1%)
Bowater, Inc. ...................   100,000        4,487,500
                                                ------------
 TOTAL BASIC MATERIALS (3.9%)  ..                167,214,265
                                                ------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
 BROADCASTING (10.0%)
Chris Craft Industries, Inc.
 (Class B)*++ ................... 1,223,734       42,830,690
Comcast Corp. (Class A) SPL  ....   411,800        7,644,037
Donnelley (R.R.) & Sons Co.  .... 2,099,200       75,571,200
Grupo Televisa S.A. (GDR) (a)  ..   806,100       16,424,287
Tele-Communications, Inc.
 (Class A)* (a) ................. 4,857,236      113,841,469
Time Warner, Inc. ...............   438,600       18,037,425
Viacom, Inc. (Class B)* (a)  .... 3,258,439      151,110,109
                                                ------------
 TOTAL BUSINESS SERVICES (10.0%)                 425,459,217
                                                ------------
CAPITAL GOODS
AEROSPACE (0.6%)
General Motors Corp. (Class H)  .   610,600       24,118,700
                                                ------------
 TOTAL CAPITAL GOODS (0.6%)  ....                 24,118,700
                                                ------------
CONSUMER CYCLICALS
AIRLINES (0.6%)
Delta Air Lines, Inc. ...........   350,000       25,812,500
                                                ------------
APPAREL, TEXTILE (0.4%)
Stride Rite Corp. ............... 1,488,300       15,441,113
                                                ------------
AUTOS & TRUCKS (3.8%)
Chrysler Corp. .................. 2,031,600       97,262,850
General Motors Corp. ............ 1,369,700       64,204,685
                                                ------------
                                                 161,467,535
                                                ------------
FOOD SERVICES, LODGING (0.2%)
McDonald's Corp. ................   200,000        7,825,000
                                                ------------
LEISURE RELATED (0.0%)
Carnival Corp. (Class A) ........    50,000        1,168,750
                                                ------------
PHOTO & OPTICAL (3.0%)
Eastman Kodak Co. ............... 2,110,700      127,961,188
                                                ------------
RETAIL--GENERAL (5.2%)
Home Depot, Inc. ................   550,000       22,343,750
Sears Roebuck & Co. ............. 3,325,500      199,114,313
                                                ------------
                                                 221,458,063
                                                ------------
 TOTAL CONSUMER CYCLICALS (13.2%)                561,134,149
                                                ------------


                                    NUMBER OF       VALUE
                                      SHARES       (NOTE 1)
--------------------------------  ------------  ------------
COMMON STOCKS (Continued):
CONSUMER NONCYCLICALS
DRUGS (2.8%)
Astra AB, (Series A) ............ 1,350,000     $ 41,737,836
Lilly (Eli) & Co. ...............   100,000        7,850,000
Merck & Co., Inc. ...............   865,000       42,385,000
Pfizer, Inc. ....................   300,000       27,712,500
                                                ------------
                                                 119,685,336
                                                ------------
HOSPITAL SUPPLIES & SERVICES (4.1%)
Abbott Laboratories, Inc.  ...... 1,145,000       46,372,500
Columbia HCA
 Healthcare Corp. ...............   590,320       25,531,340
Guidant Corp.* ..................    84,500        2,028,000
Maxxim Medical, Inc.* ...........   172,667        2,590,005
United Healthcare Corp. (a)  .... 1,338,500       55,380,438
U.S. Healthcare, Inc. (a)  ...... 1,412,150       43,247,094
                                                ------------
                                                 175,149,377
                                                ------------
RETAIL--FOOD (0.5%)
Kroger Co.* .....................   759,300       20,406,188
                                                ------------
SOAPS & TOILETRIES (0.2%)
Colgate Palmolive Co. ...........   100,000        7,312,500
                                                ------------
TOBACCO (5.5%)
Loews Corp. ..................... 1,037,750      125,567,750
Philip Morris Cos., Inc. ........ 1,437,700      106,928,938
                                                ------------
                                                 232,496,688
                                                ------------
 TOTAL CONSUMER NONCYCLICALS (13.1%)             555,050,089
                                                ------------
CREDIT SENSITIVE
BANKS (1.7%)
Grupo Financiero Banamex (Class
 C) .............................   392,000          583,296
Nationsbank Corp. ...............   402,000       21,557,250
Shawmut National Corp. .......... 1,533,500       48,880,313
                                                ------------
                                                  71,020,859
                                                ------------
FINANCIAL SERVICES (2.6%)
American Express Co. ............ 1,475,000       51,809,375
Dean Witter Discover & Co.  .....   372,983       17,530,201
First USA, Inc. .................   216,900        9,624,938
MBNA Corp. ......................   136,900        4,620,375
Merrill Lynch & Co., Inc.  ......   100,000        5,250,000
Student Loan Marketing
 Association ....................   491,000       23,015,625
                                                ------------
                                                 111,850,514
                                                ------------
INSURANCE (10.3%)
American International
 Group, Inc. .................... 1,726,700      196,843,800
Berkley (W.R.) Corp. ............   543,143       19,281,577
General Reinsurance Corp.  ......    33,800        4,524,975
Progressive Corp. ...............   871,800       33,455,325
TIG Holdings, Inc. .............. 1,548,400       35,613,200
Travelers, Inc. ................. 3,385,466      148,114,138
                                                ------------
                                                 437,833,015
                                                ------------
MORTGAGE RELATED (0.7%)
Federal National Mortgage
 Association ....................   313,000       29,539,375
                                                ------------

                               B-25

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1995 (Unaudited)

                                    NUMBER OF       VALUE
                                      SHARES       (NOTE 1)
--------------------------------  ------------  ------------
COMMON STOCKS (Continued):
REAL ESTATE (4.3%)
AMLI Residential Property Trust     188,500     $  3,581,500
Associated Estates Realty Corp.     149,600        3,160,300
Avalon Properties, Inc. .........   163,900        3,257,513
CBL & Associates Properties++  .. 1,056,700       21,001,913
Columbus Realty Trust ...........   360,000        6,750,000
DeBartolo Realty Corp. ..........   465,000        6,800,625
Essex Property Trust, Inc.++  ...   365,000        6,615,625
First Industrial Realty Trust  ..   254,500        5,217,250
Gables Residential Trust ........   314,000        6,437,000
JDN Realty Corporation ..........   171,600        3,496,350
Macerich Co. ....................   395,600        7,763,650
Manufactured Home Communities  ..   378,000        5,811,750
Paragon Group, Inc. .............   237,800        4,429,025
Regency Realty Corp.++ ..........   768,700       13,067,900
Shurgard Storage Centers, Inc.  .   169,000        3,887,000
Simon Property Group, Inc.  ..... 1,493,000       37,511,625
Spieker Properties, Inc. ........ 1,317,200       29,472,350
Summit Properties ...............   450,500        7,771,125
Walden Residential
 Properties, Inc. ...............   255,000        4,685,625
                                                ------------
                                                 180,718,126
                                                ------------
UTILITY--GAS (0.1%)
ENRON Corp. .....................   120,000        4,215,000
                                                ------------
UTILITY--TELEPHONE (0.7%)
BellSouth Corp. .................     5,412          343,662
Sprint Corp. ....................   358,000       12,037,750
Telefonos de Mexico, L (a)  .....   700,000       21,087,500
                                                ------------
                                                  33,468,912
                                                ------------
 TOTAL CREDIT SENSITIVE (20.4%)                  868,645,801
                                                ------------
ENERGY
OIL--DOMESTIC (0.4%)
Apache Corp. ....................   219,000        5,995,125
Enron Oil and Gas Co. ...........   267,800        5,824,650
Louisiana Land &
 Exploration Corp. ..............    87,800        3,501,025
                                                ------------
                                                  15,320,800
                                                ------------
OIL--INTERNATIONAL (0.8%)
YPF Sociedad Anonima (ADR)  ..... 1,781,000       33,616,375
                                                ------------
OIL--SUPPLIES & CONSTRUCTION (1.2%)
Baker Hughes, Inc. ..............   268,000        5,494,000
Western Atlas, Inc.* ............ 1,004,300       44,565,812
                                                ------------
                                                  50,059,812
                                                ------------
RAILROADS (1.1%)
Conrail, Inc. ...................   834,000       46,391,250
                                                ------------
UTILITY--GAS (0.2%)
Renaissance Energy Ltd.* ........   475,000        9,814,050
                                                ------------
 TOTAL ENERGY (3.7%) ............                155,202,287
                                                ------------
TECHNOLOGY
ELECTRONICS (18.3%)
Applied Materials, Inc.* ........   174,500       15,116,062
Cisco Systems, Inc.* (a) ........ 3,288,000      166,249,500
EMC Corp.* ...................... 3,937,900       95,494,075
General Instrument Corp.* (a)  .. 2,997,600      115,032,900
Intel Corp. (a) ................. 2,711,800     $171,690,837
Micron Technology, Inc. .........   574,200       31,509,225
Motorola, Inc. .................. 2,423,600      162,684,150
National Semiconductor Corp.*  ..   200,000        5,550,000
Texas Instruments, Inc. .........   100,000       13,387,500
                                                ------------
                                                 776,714,249
                                                ------------
OFFICE EQUIPMENT SERVICES (1.1%)
General Motors Corp. (Class E)  .   700,000       30,450,000


                                    NUMBER OF       VALUE
                                      SHARES       (NOTE 1)
--------------------------------  ------------  ------------
COMMON STOCKS (Continued):
Silicon Graphics, Inc.* .........     410,000      16,348,750
                                                ------------
                                                   46,798,750
                                                ------------
TELECOMMUNICATIONS (9.8%)
AirTouch Communications, Inc.*  .   3,349,600      95,463,600
Cox Communications, Inc.
 (Class A)* .....................     130,400       2,526,500
DSC Communications Corp.* (a)  ..   1,700,000      79,050,000
MCI Communications Corp. ........   1,386,000      30,492,000
Mannesmann AG (ADR) .............     639,700     194,468,800
Rogers Cantel Mobile
 Commmunications, Inc.
 (Class B)(ADR)* ................     275,000       6,531,250
Vodafone Group PLC (ADR) ........     250,000       9,468,750
                                                ------------
                                                  418,000,900
                                                ------------
 TOTAL TECHNOLOGY (29.2%)  ......               1,241,513,899
                                                ------------
DIVERSIFIED
MISCELLANEOUS (1.6%)
Hanson PLC (ADR)--Warrants
 (Class B)* .....................  51,320,675       9,622,626
ITT Corp. .......................     180,000      21,150,000
Itel Corp.* .....................     948,317      36,984,362
                                                ------------
 TOTAL DIVERSIFIED (1.6%)  ......                  67,756,988
                                                ------------
TOTAL COMMON STOCKS (95.7%)
 (Cost $3,331,764,628) ..........               4,066,095,395
                                                ------------
PREFERRED STOCKS:
CONSUMER CYCLICALS (0.6%)
AUTOS & TRUCKS
Chrysler Corp.
 $4.625 Conv. Series A+ .........     215,700      28,661,138
                                                ------------
TOTAL PREFERRED STOCKS (0.6%)
 (Cost $27,174,241) .............                  28,661,138
                                                ------------
                                   PRINCIPAL
                                     AMOUNT
                                  ------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (0.0%)
PAPER
Stone Container Corp.
 8.875% Conv. Sub. Deb.,
 07/15/00 ....................... $ 1,450,000       2,900,000
                                                ------------
TECHNOLOGY (1.1%)
ELECTRONICS
General Instrument Corp.
 5.0% Conv., 06/15/00 ...........  27,130,000      44,832,325
                                                ------------
TOTAL LONG-TERM DEBT SECURITIES (1.1%)
 (Amortized Cost $38,054,309)  ..                  47,732,325
                                                ------------

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1995 (Unaudited)

                                  PRINCIPAL       VALUE
                                    AMOUNT       (NOTE 1)
------------------------------  ------------  ------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
Mitsubishi Bank Ltd.--N.Y.:
 5.98%, due 07/26/95 .......... $ 7,200,000   $ 7,170,100
 5.84%, due 09/25/95 ..........   6,450,000     6,357,550
Union Bancorp Los Angeles:
 5.95%, due 07/05/95 ..........   3,000,000     2,998,017
 5.93%, due 07/28/95 ..........   5,100,000     5,077,318
                                              ------------
 TOTAL BANKERS' ACCEPTANCES (0.5%)             21,602,985
                                              ------------
CERTIFICATES OF DEPOSIT (0.1%)
Mitsubishi Bank Ltd.--N.Y.
 6.0%, due 07/17/95 ...........   5,000,000     5,000,000
                                              ------------
COMMERCIAL PAPER
Abbey National North America Corp.
 6.0%, due 07/14/95 ...........  10,000,000     9,978,333
Akzo America, Inc.
 5.94%, due 08/14/95 ..........   7,747,000     7,690,757
Berliner Handels Und Frank:
 5.98%, due 07/05/95 ..........   7,500,000     7,495,017
 5.98%, due 07/06/95 ..........   7,500,000     7,493,771
Beta Finance, Inc.:
 5.98%, due 07/17/95 ..........   8,000,000     7,978,738
 5.82%, due 09/08/95 ..........   5,000,000     4,944,417
Copley Financing Corp:
 6.0%, due 07/13/95 ...........   6,902,000     6,888,196
 6.0%, due 07/27/95 ...........  14,442,000    14,379,418
 6.0%, due 07/28/95 ...........   9,000,000     8,959,500
CS First Boston, Inc.:
 5.97%, due 07/19/95 ..........  10,000,000     9,970,150
 6.0%, due 07/27/95 ...........   7,000,000     6,969,667
Deutsche Bank Financial, Inc.
 5.96%, due 07/06/95 ..........   7,500,000     7,493,792
Dynamic Funding Corp.
 6.03%, due 07/11/95 ..........   6,000,000     5,989,950
General Electric Capital Corp.
 5.94%, due 07/13/95 ..........   5,000,000     4,990,100
ODC Capital Corp.
 5.97%, due 07/18/95 ..........  15,000,000    14,957,713
Province of Ontario
 5.91%, due 08/21/95 ..........   5,000,000     4,958,137
Province of Quebec
 5.95%, due 07/12/95 ..........  15,000,000    14,972,728
Progress Receivables Funding
 6.10%, due 07/05/95 ..........  14,000,000    13,990,511
Sheffield Receivables Corp.
 6.10%, due 07/12/95 ..........  10,000,000     9,981,361
Three River Funding
 5.97%, due 07/13/95 ..........   3,000,000     2,994,030
Working Capital Management Corp.:
 6.02%, due 07/05/95 ..........   1,900,000     1,898,729
 6.0%, due 07/17/95 ...........   4,794,000     4,781,215
                                              ------------

                                      NUMBER OF         VALUE
                                    CONTRACTS (B)     (NOTE 1)
---------------------------------  -------------  ---------------
SHORT-TERM DEBT SECURITIES (Continued):
 TOTAL COMMERCIAL PAPER (4.3%)                    $  179,756,230
                                                  ---------------
TOTAL SHORT-TERM DEBT SECURITIES (4.9%)
 (Amortized Cost $206,361,489)  ..                   206,359,215
                                                  ---------------
TOTAL INVESTMENTS (102.3%)
 (Cost/Amortized Cost $3,603,354,667)              4,348,848,073
                                                  ---------------
OPTIONS WRITTEN**:
Cisco Systems, Inc.:
 July 39 Call* ................... 2,000              (2,350,000)
 July 39.50 Call* ................ 2,000              (2,250,000)
 August 43.75 Call* .............. 2,500              (1,927,500)
 August 46.125 Call* ............. 2,500              (1,400,000)


                                      NUMBER OF         VALUE
                                    CONTRACTS (B)     (NOTE 1)
---------------------------------  -------------  ---------------
DCS Commmunications Corp.:
 July 34.125 Call* ............... 2,000              (2,488,000)
 August 37.625 Call* ............. 3,000              (2,850,000)
 August 39.875 Call* ............. 1,000                (750,000)
 August 41.50 Call* .............. 3,000              (1,869,000)
General Instrument Corp.
 July 35.125 Call* ............... 2,000                (725,000)
 August 31.25 Call* .............. 1,000                (752,000)
 August 31.875 Call* ............. 1,000                (695,000)
 August 32.50 Call* .............. 2,000              (1,272,000)
Grupo Televisa S.A. (GDR)
 September 20.15 Call* ........... 7,000              (1,351,000)
Intel Corp.:
 July 47.1875 Call* .............. 4,000              (6,500,000)
 August 56.5715 Call* ............ 5,000              (4,035,000)
 August 57.625 Call* ............. 1,000                (715,000)
 September 62.875 Call* .......... 2,000              (1,006,000)
Tele-Communications, Inc.
 (Class A):
 September 23.125 Call* .......... 1,000                (183,000)
 September 23.1875 Call* ......... 2,000                (370,000)
Telefonos de Mexico, L
 September 29.50 Call* ........... 7,000              (1,600,060)
United Healthcare Corp.:
 July 44.50 Call* ................ 1,500                  (3,000)
 July 44.875 Call* ............... 2,000                 (12,000)
U.S. Healthcare, Inc.:
 July 30 Call* ................... 1,000                (187,500)
 July 41 Call* ................... 2,000                  (2,000)
Viacom, Inc. (Class B):
 September 45.0125 Call* ......... 3,500              (1,330,000)
 September 45.50 Call* ........... 4,000              (1,480,000)
                                                  ---------------
TOTAL OPTIONS WRITTEN (- 0.9%)
 (Premiums Received $19,239,554)                     (38,103,060)
                                                  ---------------
LIABILITIES IN EXCESS OF CASH AND
 RECEIVABLES (- 1.4%) ............                   (60,908,781)
                                                  ---------------
NET ASSETS (100.0%) ..............                $4,249,836,232
                                                  ===============

--------------------
   *    Non-income producing.
   ** Covered call option contracts written in connection with securities held.
   + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers.
   ++ Affiliated company as defined under the Investment Company Act of 1940 (see Note 5).
   (a)  Partially held as collateral on outstanding written call options.
   (b)  One contract relates to 100 shares.

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (3.1%)
Akzo Nobel N.V. ..................  15,000       $ 1,793,496
Bayer AG .........................   6,000         1,491,268
Dainippon Ink & Chemical, Inc.  .. 198,000           848,021
Denki Kagaku Kogyo K.K.* ......... 102,000           339,378
Dupont (E.I.) de Nemours & Co.  ..  20,000         1,375,000
Indo Gulf Fertilisers (GDR)  ..... 150,000           307,500
Ishihara Sangyo Ltd.* ............  10,000            29,733
Mitsui Petrochemical Industries  . 170,000         1,287,712
Monsanto Co. .....................  20,300         1,829,538
Nippon Sanso Corp.* .............. 150,000           676,066
Riken Vinyl Industries Co. Ltd.  .  12,000           100,525
Sanyo Chemicals ..................  57,000           517,846
Sekisui Chemical Co. Ltd. ........ 200,000         2,359,743
Shin-Etsu Chemical Ltd. ..........  35,000           615,303
Showa Denko K.K.* ................ 208,000           613,533
Solvay Et Cie Societe Anonyme  ...   1,570           869,408
Tessenderlo Chemie ...............   4,800         1,818,452
                                                 ------------
                                                  16,872,522
                                                 ------------
CHEMICALS--SPECIALTY (1.3%)
Great Lakes Chemical Corp.  ......  34,100         2,054,525
SGL Carbon AG*+ .................. 110,000         4,915,934
                                                 ------------
                                                   6,970,459
                                                 ------------
METALS & MINING (0.3%)
Biron Corp. ......................  40,000            12,509
Hoganas AB, Series B+ ............  25,000           488,887
Johnson Matthey PLC ..............  50,000           456,631
Westralian Sands Ltd. ............ 280,000           646,783
                                                 ------------
                                                   1,604,810
                                                 ------------
PAPER (1.5%)
Asia Pacific Resources
 International Holdings Ltd.
 (Class A)* ...................... 100,000           912,500
Bowater, Inc. ....................  22,000           987,250
Chuoh Pack Industries Ltd.  ......   5,000            29,438
Enso-Gutzeit, Series R ........... 124,000         1,124,323
Grupo Industrial Durango (ADR)*  .  70,000           560,000
Mayr-Melnhof Karton Aktien+  .....  28,000         1,620,995
Norske Skogindustrier A.S. 'A'
 Free ............................  10,000           350,497
Oji Paper ........................ 306,000         2,942,481
                                                 ------------
                                                   8,527,484
                                                 ------------
STEEL (1.0%)
Acerinox S.A. ....................   8,000           982,528
British Steel .................... 700,000         1,912,840
Broken Hill Property .............  31,515           387,956
Hitachi Metals Ltd. ..............  15,000           168,309
Kawasaki Steel Corp.* ............ 150,000           492,006
Nippon Steel Corp. ............... 222,000           722,931
SSAB Svenskt Stal (Class B)  .....  80,000           936,459
                                                 ------------
                                                   5,603,029
                                                 ------------
 TOTAL BASIC MATERIALS (7.2%)  ...                39,578,304
                                                 ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.8%)
Kurita Water Industries ..........   5,000           128,606
COMMON STOCKS (Continued):
Petroleum Geo-Services (ADR)*  ...  34,200       $   983,250
Powerscreen International ........ 410,000         2,090,719
Tomra Systems .................... 329,000         1,291,940
                                                 ------------
                                                   4,494,515
                                                 ------------
PRINTING, PUBLISHING &
 BROADCASTING (4.3%)
Comcast Corp. (Class A) SPL  .....  34,600           642,263


                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
Donnelley (R.R.) & Sons Co.  .....    94,700      3,409,200
Oriental Press Group ............. 1,000,000        403,862
Reed International ...............    35,000        491,714
Sunshine Broadcasting Network  ...    90,000        126,656
Tele-Communications, Inc.
 (Class A)* ......................   219,000      5,132,813
Time Warner, Inc. ................    17,300        711,463
Toppan Printing Co. ..............    94,000      1,231,078
TVI Televisao Independente*  .....     6,000         36,953
United Newspapers PLC ............    60,000        496,408
Ver Ned Uitgevers ................    20,000      2,395,202
Viacom, Inc. (Class B)* ..........   144,433      6,698,080
Wolters Kluwer ...................    23,151      2,043,179
                                                 ------------
                                                 23,818,871
                                                 ------------
PROFESSIONAL SERVICES (0.9%)
Apcoa Parking AG* ................    21,100      1,121,488
Automated Security Holdings*  ....   153,125        119,378
Blenheim Exhibition Group ........    45,000        183,289
Randstad Holdings N.V. ...........    12,750        902,171
Secom Co. ........................    16,000      1,006,194
Williams Holdings PLC ............   190,000        953,755
WPP Group PLC ....................   250,000        481,293
                                                 ------------
                                                  4,767,568
                                                 ------------
TRUCKING, SHIPPING (0.6%)
Autostrade Conc E Costr-Priv  ....   210,000        234,985
Brambles Industries Ltd. .........    80,000        758,512
Irish Continental Group ..........   145,442      1,072,333
Kawasaki Kisen Kaisko* ...........   120,000        311,486
Western Bulk Shipping+ ...........    94,500        460,028
Yamato Transport .................    47,700        507,644
                                                 ------------
                                                  3,344,988
                                                 ------------
 TOTAL BUSINESS SERVICES (6.6%)  .               36,425,942
                                                 ------------
CAPITAL GOODS
AEROSPACE (0.3%)
General Motors Corp. (Class H)  ..    43,500      1,718,250
                                                 ------------
BUILDING & CONSTRUCTION (2.5%)
Bam Groep Holdings ...............     1,000         70,048
BBC Brown Boveri .................     2,400      2,484,412
Bufete Industrial S.A. (ADR)  ....    20,000        325,000
C-Cube Corp. .....................    10,000         67,843
Fomento de Construcciones Y
 Contratas S.A. ..................     1,200        102,085
Fukuda Corp. .....................    60,000        619,432
Kanamoto Co. Ltd. ................    28,000        429,473
Kaneshita Construction ...........   125,000      1,651,820
Kyosei Rentemu Co. Ltd. ..........    18,000        244,233
Macmahon Holdings Ltd.* .......... 2,000,000        525,955
National House Industrial ........    70,000      1,296,679
Paul Y.-ITC Construction ......... 1,020,000        226,731
PS Corp. .........................    87,040      1,571,249

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1995 (Unaudited)

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
Royal Plastics Group Ltd.*+  .....  70,000       $   962,064
Sacos Corp. ......................  20,200           448,068
Sekisui House--Warrants* .........      20               880
Sho Bond Construction ............  21,300           703,675
Sphinx-Gastavsberg* ..............  12,000           429,200
Suido Kiko Kaisha ................  43,000           380,509
Toda Construction ................ 100,000           877,824
Wesco, Inc. ......................  23,280           530,121
                                                 ------------
                                                  13,947,301
                                                 ------------
BUILDING MATERIALS & FOREST PRODUCTS (0.8%)
BPB Industries PLC ............... 200,000           988,042
Fletcher Challenge ............... 120,000           336,949
Lafarge Canada ...................   7,000           135,071
Lafarge Corp. ....................  30,000         2,332,595
Macmillan Bloedel Ltd. ...........  40,000           560,673
Nichiha ..........................   2,000            41,296
                                                 ------------
                                                   4,394,626
                                                 ------------
ELECTRICAL EQUIPMENT (0.8%)
Alcatel Cable S.A.* ..............  15,000           912,136
Kinden Corp. .....................  50,000           932,098
Omron Corp. ......................  90,000         1,720,252
Philips Electronics N.V. .........   3,000           128,250
Toshiba Corp. ....................  10,000            63,359
Vae Eisenbahnsys .................   4,183           421,531
                                                 ------------
                                                   4,177,626
                                                 ------------
MACHINERY (1.9%)
Asahi Diamond Industrial .........   6,180            75,833
Construcciones Auxiliar Ferro  ...   9,425           377,544
Fag Kugelfischer Georg Schaefer*     2,000           272,625
Fanuc Co. ........................  12,000           518,200
Hitachi Zosen .................... 100,000            70,125
Kalmar Industries AB+ ............  70,000         1,079,682
Keppel Corp. ..................... 120,000           978,891
Keyence Corp. ....................  25,300         2,835,821
Mitsubishi Heavy Industries Ltd.    40,000           271,842
Namura Shipbuilding ..............  15,000            51,324
Siebe PLC ........................ 150,000         1,493,996
SMC Corp. ........................  43,600         2,505,245
Yaskawa Electric Corp.* ..........   5,000            19,763
                                                 ------------
                                                  10,550,891
                                                 ------------
 TOTAL CAPITAL GOODS (6.3%)  .....                34,788,694
                                                 ------------
CONSUMER CYCLICALS
AIRLINES (1.4%)
Air New Zealand Limited 'B'
 Shares* ......................... 250,000           727,048
British Airways .................. 300,000         1,966,538
Delta Air Lines, Inc. ............  18,000         1,327,500
KLM* ............................. 110,000         3,572,143
                                                 ------------
                                                   7,593,229
                                                 ------------
APPAREL, TEXTILE (0.1%)
Chargeurs SA .....................   4,000           779,181
Chargeurs SA--Rights * ...........   4,000                 0
                                                 ------------
                                                     779,181
                                                 ------------
AUTO RELATED (1.2%)
Autoliv AB (ADS)*+ ...............  11,850           632,494
Autoliv AB* ......................  10,000       $   535,710
Daikin Manufacturing .............  53,000           800,425
Kasai Kogyo Co. ..................  15,000            56,634
Mabuchi Motor ....................  40,000         2,756,180
Minebea Co. ...................... 240,000         1,540,440
Pacific Dunlop ...................  22,300            46,915
                                                 ------------
                                                   6,368,798
                                                 ------------


                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
AUTOS & TRUCKS (1.5%)
Chrysler Corp. ...................    89,700     4,294,388
General Motors Corp. .............    12,000       562,500
Honda Motor Corp. ................    31,000       475,488
Mitsubishi Motors Corp. ..........   228,000     1,880,385
Volvo AB Series B ................    55,500     1,058,577
                                                 ------------
                                                 8,271,338
                                                 ------------
FOOD SERVICES, LODGING (0.4%)
AAPC Limited ..................... 1,500,000       703,643
ABR Holdings Ltd. ................    30,000        15,027
Cafe de Coral ....................   250,000        62,356
International Fast Food Corp.*  ..     8,000         8,500
International Pizza Corp.*  ......    32,700        36,788
International Pizza Corp.--
 Warrants* .......................    32,700         4,088
McDonald's Corp. .................    30,000     1,173,750
Ryan Hotels PLC ..................   400,000       203,165
                                                 ------------
                                                 2,207,317
                                                 ------------
HOUSEHOLD FURNITURE, APPLIANCES (1.5%)
Atag Holdings ....................     3,800       297,586
Electrolux B .....................    15,000       683,753
Industrie Natuzzi (ADR) ..........    57,500     1,904,688
Morishita Co. Ltd. ...............    13,000       107,522
Nippon Electric Glass ............   117,000     1,877,411
Noritz Co. .......................    37,000       694,118
Philips Electronics ..............    30,000     1,270,555
Sharp Corp. ......................    95,000     1,255,383
Shimachu Co. .....................    13,000       329,774
                                                 ------------
                                                 8,420,790
                                                 ------------
LEISURE RELATED (1.4%)
Carnival Corp. ...................    21,000       490,875
Cinar Films, Inc. (Class B)*  ....    48,000       471,000
Genting Berhad ...................    15,000       148,277
Helicopter Line Ltd.* ............   600,000     1,805,085
Nelvana Limited*+++ ..............   135,800     1,829,322
Polygram .........................    35,000     2,067,556
Resorts World BHD* ...............    50,000       293,273
Skis Rossignol ...................       400        94,244
Skis Rossignol--Rights* ..........       400             0
Thorn EMI ........................    25,000       519,080
                                                 ------------
                                                 7,718,712
                                                 ------------
PHOTO & OPTICAL (1.1%)
Eastman Kodak Co. ................    87,300     5,292,563
Luxottica Group (ADR) ............    20,000       742,500
                                                 ------------
                                                 6,035,063
                                                 ------------
RETAIL--GENERAL (3.4%)
Bunkyodo Co. Ltd. ................     9,000       294,142
Centros Comerciales Pryca S.A.*  .    72,000     1,338,009
Daiichi Corp. ....................     9,600       195,953

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1995 (Unaudited)

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
Eidensha Co. Ltd. ................    58,000     $   786,974
Fu Hui Jewellery* ................   900,000          52,340
Home Depot, Inc. .................    34,000       1,381,250
Home Wide Corp. ..................     4,400          49,371
Ishiguro Homa ....................    29,000         492,714
Matsuyadenki Co. Industries  .....    23,000         238,806
MFI Furniture PLC* ...............   200,000         370,715
Nissen Corp. Ltd. ................    33,700       1,013,922
Rinascente .......................   195,000       1,108,898
Sato Corp. .......................    50,730         897,823
Sears Roebuck & Co. ..............   138,300       8,280,713
Shimamura Co. Ltd. ...............    38,000       1,345,053
Swank International Manufacturing  1,400,000         161,028
Swank International
 Manufacturing--Warrants* ........   120,000             155
Tsutsumi Jewelry Co. .............     2,600         118,412
Xebio Co. ........................    19,100         653,531
                                                 ------------
                                                  18,779,809
                                                 ------------
 TOTAL CONSUMER CYCLICALS (12.0%)                 66,174,237
                                                 ------------
CONSUMER NONCYCLICALS
BEVERAGES (0.8%)
Grand Metropolitan ...............   200,000       1,226,700
Lion Nathan Ltd. .................   910,000       1,800,806
Panamerican Beverages ............    35,000       1,050,000
Takara Shuzo Co. .................    45,000         340,334
                                                 ------------
                                                   4,417,840
                                                 ------------
DRUGS (4.3%)
Astra AB (Series A) ..............    60,000       1,855,015
Lilly (Eli) & Co. ................     4,000         314,000
Merck & Co., Inc. ................    42,000       2,058,000
Novo-Nordisk AS ..................    22,900       2,443,404
Pfizer, Inc. .....................    21,000       1,939,875
Roche Holdings AG Genusscheine  ..       800       5,155,015
Sankyo Co. .......................    32,000         743,791
Santen Pharmaceutical Co. ........   103,000       2,746,505
Takeda Chemical Industries  ......    47,000         621,084
Yamanouchi Pharmaceutical ........    90,000       2,028,199
Zeneca Group PLC .................   220,000       3,717,329
                                                 ------------
                                                  23,622,217
                                                 ------------
FOODS (0.5%)
Nestle AG--Registered ............       500         520,625
Shriram Industrial Enterprises
 Ltd. (GDR)+ .....................   165,000       1,546,875
Shriram Industrial Enterprises
 Ltd.--Warrants* .................    55,000          13,750
Viscofan Envoltura ...............    30,000         443,525
                                                 ------------
                                                   2,524,775
                                                 ------------
HOSPITAL SUPPLIES & SERVICES (1.0%)
Abbott Laboratories, Inc. ........    52,000       2,106,000
Healthsource, Inc.* ..............    56,000       1,960,000
Quest Medical, Inc.* .............    49,543         600,709
Tamro Group ......................    10,000          44,516
United Healthcare Corp. ..........    24,500       1,013,688
                                                 ------------
                                                   5,724,913
                                                 ------------
RETAIL--FOOD (0.3%)
Familymart Co. ...................    12,900     $   646,864
Kesko ............................    55,000         551,525
Ministop Co. Ltd. ................     4,000          95,334
York-Benimaru Co. ................     4,700         177,453
                                                 ------------
                                                   1,471,176
                                                 ------------
SOAPS & TOILETRIES (0.1%)
Colgate Palmolive Co. ............    10,000         731,250
                                                 ------------
TOBACCO (1.9%)
Loews Corp. ......................    47,900       5,795,900

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
Philip Morris Cos, Inc. ..........    64,000      4,760,000
                                                 ------------
                                                 10,555,900
                                                 ------------
 TOTAL CONSUMER NONCYCLICALS (8.9%)              49,048,071
                                                 ------------
CREDIT SENSITIVE
BANKS (3.3%)
Advance Bank Australia--Rights*  .    89,000         30,996
Akita Bank .......................    71,550        612,044
Allied Irish Bank ................   200,000        943,735
Allied Irish Bank--Warrants*  ....    30,000        146,475
Asahi Bank Ltd. ..................   120,000      1,281,340
Banco Latinoamericano de
 Exportaciones, S.A. .............    56,000      1,855,000
Banco Osorno Y La Union (ADR)  ...    15,000        208,125
Banco Popular ....................     6,000        892,006
Bancomer B Local* ................ 1,000,000        292,800
Bancomer B Local--Rights* ........    37,037              0
Barclays Bank ....................    80,000        859,803
Depfa Bank AG ....................       200        101,313
Dresdner Bank AG .................    28,000        809,922
Grupo Financiero Banorte
 (Class C)* ......................   143,000        185,328
Hachijuni Bank ...................    87,000      1,077,813
Hock Hua Bank ....................   180,000        679,245
HSBC Holding PLC .................   135,000      1,731,597
Mitsubishi Bank ..................    75,000      1,619,373
Overseas Chinese Bank ............   116,000      1,286,583
Overseas Union Bank Ltd. .........   220,400      1,387,850
Sanwa Bank .......................    23,000        434,193
Schweiz Bankverein ...............       500        177,160
Sparbanken Sverige AB+ ...........   120,000      1,014,350
Toho Bank ........................    60,000        488,784
United Overseas Bank .............     6,000         56,673
Yamanashi Chuo Bank ..............    26,000        291,428
                                                 ------------
                                                 18,463,936
                                                 ------------
FINANCIAL SERVICES (3.6%)
American Express Co. .............    41,000      1,440,125
Americredit Corp.* ...............   326,700      3,634,538
Capital One Financial Corp.  .....    70,000      1,365,000
Credit Local de France ...........    25,000      2,318,990
Dean Witter Discover & Co.  ......    20,000        940,000
First USA, Inc. ..................    10,200        452,625
Franchise Finance Corp. of
 America .........................    38,000        817,000
Govett & Co. .....................    10,000         43,754
Hong Leong Finance ...............   160,000        432,773
Invesco ..........................   430,000      1,453,822

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1995 (Unaudited)

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
JCG Holdings ..................... 142,000       $    93,592
Mercury Finance Co. ..............  77,300         1,488,025
Merrill Lynch & Co., Inc. ........   9,000           472,500
Nichiei Co. Ltd. .................  24,000         1,480,975
Promise Co. Ltd. .................  33,600         1,403,386
Sanyo Shinpan Finance Co. Ltd.  ..   6,500           475,488
Student Loan Marketing
 Association .....................  21,000           984,375
Yamaichi Securities ..............  90,000           482,095
                                                 ------------
                                                  19,779,063
                                                 ------------
INSURANCE (4.8%)
Acceptance Industries Cos., Inc.*   85,100         1,233,950
Aegon N.V. .......................  37,500         1,297,670
American International Group,
 Inc. ............................  57,500         6,555,000
Corporacion Mapfre Cia Inter  ....   5,500           270,286
Dai Tokyo Fire & Marine Insurance   32,000           226,535
General Re Corp. .................   1,400           187,425
John Alden Financial Corp.  ......  99,200         1,698,800
Koa Fire & Marine ................  60,000           368,120
PennCorp Financial Group, Inc.  ..  75,700         1,400,450
The PMI Group, Inc. ..............  15,000           650,625
Progressive Corp. ................  47,700         1,830,488
Pxre Corp. .......................  18,400           432,400
TIG Holdings, Inc. ...............  33,000           759,000
Travelers, Inc. .................. 148,400         6,492,500
Twentieth Century Industries,
 Inc.* ........................... 234,000         2,925,000
USF&G Corp. ......................  15,500           251,875
                                                 ------------
                                                  26,580,124
                                                 ------------
MORTGAGE RELATED (0.2%)
Federal National Mortgage
 Association .....................  12,900         1,217,438
                                                 ------------
REAL ESTATE (3.7%)
AMLI Residential Property Trust  .  32,000           608,000
Associated Estates Realty Corp.  .  25,000           528,125
Avalon Properties, Inc. ..........   9,700           192,788
CBL & Associates Properties  .....  25,700           510,788
Cheung Kong Holdings ............. 160,000           791,956
Chubu Sekiwa Real Estate .........  23,000           244,233
Columbus Realty Trust ............  19,000           356,250
Daibiru Corp. ....................  10,000           116,571
Essex Property Trust, Inc.  ......  32,800           594,500
Evans Withycombe Residential,
 Inc. ............................  10,000           203,750
First Industrial Realty Trust  ...  62,000         1,271,000
Gables Residential Trust .........  32,000           656,000
Highwoods Properties, Inc.  ......  52,000         1,326,000
Hong Kong Land Holding ........... 710,000         1,292,128
JDN Realty Corporation ...........  20,000           407,500
JP Realty, Inc. ..................  76,300         1,564,150
Macerich Co. .....................  50,800           996,950
Manufactured Home Communities  ...  30,000           461,250
Paragon Group, Inc. ..............  20,000           372,500
Saul Centers, Inc. ...............  36,000           576,000
Shurgard Storage Centers, Inc.
 (Class A) .......................  22,000       $   506,000
Simon Property Group, Inc.  ......  14,000           351,750
Spieker Properties, Inc. .........  57,700         1,291,038
Storage USA, Inc. ................  48,000         1,362,000
Summit Properties ................ 102,000         1,759,500
Sun Communities, Inc. ............  41,000         1,025,000
Tucker Properties, Corp . ........  54,900           665,663
Walden Residential Properties,
 Inc. ............................  27,900           512,663
                                                 ------------
                                                  20,544,053
                                                 ------------
UTILITY--ELECTRIC (1.6%)
Chilectra S.A. ...................   7,000           351,750
Enersis S.A. (ADR) ...............  20,000           590,000
EVN ..............................   3,600           503,820
Hidroelectrica del Cantabrico  ...   8,000           244,476
Powergen PLC ..................... 800,000         6,154,181

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
Veba .............................   2,500           981,668
                                                 ------------
                                                   8,825,895
                                                 ------------
UTILITY--TELEPHONE (1.6%)
Atlantic Tele-Network* ...........  15,000           121,875
Empresas Telex-Chile S.A. (ADR)  .  50,000           675,000
Kon PTT Nederland+ ...............  49,000         1,762,055
Nippon Telegraph & Telephone
 Corp.* ..........................     195         1,633,532
PT Indonesian Satellite (ADR)  ...  40,000         1,530,000
Stet D Risp Port ................. 119,880           266,599
Stet Societa Finanziaria
 Telefonica (ADR) ................  64,000           177,176
Telecom Argentina (ADR)*+ ........   1,000            45,250
Tele Danmark AS, B Shares ........  12,200           679,112
Telephone & Data Systems, Inc.  ..  41,700         1,516,838
                                                 ------------
                                                   8,407,437
                                                 ------------
 TOTAL CREDIT SENSITIVE (18.8%)  .               103,817,946
                                                 ------------
ENERGY
COAL & GAS PIPELINES (0.3%)
Pittston Services Group ..........  67,000         1,608,000
                                                 ------------
OIL--DOMESTIC (0.2%)
Louisiana Land & Exploration
 Corp. ...........................  10,500           418,688
XCL Corp.* ....................... 850,000           690,625
                                                 ------------
                                                   1,109,313
                                                 ------------
OIL--INTERNATIONAL (1.2%)
Ampolex Ltd. ..................... 350,000           796,040
Aran Energy PLC* ................. 880,000           553,049
British Petroleum Co. PLC ........  50,000           358,384
Canadian Occidental ..............   5,000           155,625
Norsk Hydro AS ...................  50,000         2,097,305
Repsol SA ........................  60,000         1,888,079
Showa Shell Sekiyu ...............  48,300           462,741
YPF Sociedad Anonima (ADR)  ......   5,000            94,375
Yukong Ltd. (GDR)*+ ..............  35,000           367,500
Yukong Ltd. (GDS)* ...............   4,194            72,893
                                                 ------------
                                                   6,845,991
                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (0.9%)
Coflexip (ADR) ...................  69,117         1,753,844

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1995 (Unaudited)

                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
Ensco International, Inc.*  ......    32,300     $   512,763
Seagull Energy Corp.* ............    33,000         544,500
Western Atlas, Inc.* .............    46,100       2,045,688
Wilrig AS* .......................    10,000         102,228
                                                 ------------
                                                   4,959,023
                                                 ------------
RAILROADS (0.4%)
Conrail, Inc. ....................    38,000       2,113,750
                                                 ------------
UTILITY--GAS (0.2%)
Renaissance Energy Ltd.* .........    38,000         785,124
                                                 ------------
 TOTAL ENERGY (3.2%) .............                17,421,201
                                                 ------------
TECHNOLOGY
ELECTRONICS (10.8%)
Advantest Corp. ..................    15,000         566,338
Alps Electric Co. ................    47,000         492,431
Applied Materials, Inc.* .........    16,000       1,386,000
ASM Lithography Holding N.V.*  ...    63,000       2,196,355
Casio Computer Co. Ltd. ..........    56,000         505,457
Cisco Systems, Inc.* .............   140,000       7,078,750
Disco Co. ........................     6,000         174,149
EMC Corp.* .......................   253,000       6,135,250
Fuji Electronics Co. .............    38,000         937,054
Futaba Corp. .....................    31,000       1,404,519
General Instrument Corp.* ........   125,100       4,800,713
GP Batteries International  ......    50,000         122,500
Hirose Electric Co. Ltd. .........    12,000         743,319
Intel Corp. ......................   123,000       7,787,438
Kyocera Corp. ....................    45,000       3,705,976
Lasertec Corp. ...................     5,000         203,528
Micron Technology, Inc. ..........    22,000       1,207,250
Motorola, Inc. ...................   102,400       6,873,600
Murata Manufacturing Co. Ltd.  ...    36,000       1,363,459
National Semiconductor Corp.*  ...    21,000         582,750
NEC Corp. ........................    32,000         350,752
Nikon Corp. ......................   141,000       1,387,458
Rohm Co. Ltd. ....................    70,000       3,617,486
TDK Corp. ........................    45,000       2,049,437
Tokin Corp. ......................    20,000         266,651
Tokyo Electron ...................    83,000       2,839,950
Tokyo Ohka Kogyo .................    33,000         899,416
                                                 ------------
                                                  59,677,986
                                                 ------------
OFFICE EQUIPMENT (0.7%)
Canon Aptex, Inc. ................    12,000         218,040
Canon, Inc. ......................   172,000       2,800,543
Fujitsu Ltd. .....................    34,000         338,977
Ricoh Elemex Corp. ...............    22,000         264,763
                                                 ------------
                                                   3,622,323
                                                 ------------
OFFICE EQUIPMENT SERVICES (0.6%)
Accugraph Corp. (Class A)*  ......     6,200          26,523
General Motors Corp. (Class E)  ..    40,000       1,740,000
Getronics N.V. ...................    20,333         996,349
Silicon Graphics, Inc.* ..........    16,000         638,000
                                                 ------------
                                                   3,400,872
                                                 ------------
TELECOMMUNICATIONS (5.0%)
AirTouch Communications, Inc.*. .    172,000       4,902,000
BCE Mobile Communications, Inc.*      18,000         599,629
Bell Cablemedia PLC (ADR)*  ......    49,300         936,700
Cellular Communications Puerto
 Rico, Inc.* .....................     7,600     $   232,750
Cox Communications, Inc.
 (Class A)* ......................    74,000       1,433,750
DDI Corporation ..................       210       1,684,856
DSC Communications Corp.* ........    68,600       3,189,900
Filtronic Comtek PLC* ............ 1,600,000       7,102,447
Mannesmann AG ....................     6,000       1,833,171
Nihon Dempa Kogyo ................    82,000       2,370,362


                                     NUMBER OF       VALUE
                                       SHARES       (NOTE 1)
---------------------------------  ------------  ------------
COMMON STOCKS (Continued):
Rogers Cantel Mobile
 Communications, Inc.
 (Class B)* ......................     20,000        480,577
Rogers Cantel Mobile
 Commmunications, Inc.
 (Class B) (ADR)* ................     63,900      1,517,625
Tokyo Broadcasting System ........     14,000        199,870
United States Cellular Corp.*  ...     35,600      1,076,900
                                                 ------------
                                                  27,560,537
                                                 ------------
 TOTAL TECHNOLOGY (17.1%) ........                94,261,718
                                                 ------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
Alba .............................      9,300        480,073
BTR PLC ..........................    200,000      1,016,680
Crean (James) PLC--Units .........    385,000      1,356,207
Hanson PLC .......................    900,000      3,150,270
Indonesia Fund, Inc.* ............     25,000        278,125
International UNP Holdings*  .....    450,000        170,385
International UNP Holdings--
 Warrants* (a) ...................    225,000         19,660
ITT Corp. ........................      9,000      1,057,500
Taiwan Fund, Inc. ................     32,200        704,375
Taiwan Fund, Inc.--Rights*  ......      8,050              0
Tomkins PLC ......................    150,000        536,979
Wembley Industries Holdings BHD*      100,000        176,374
                                                 ------------
 TOTAL DIVERSIFIED (1.4%) ........                 8,946,628
                                                 ------------
TOTAL COMMON STOCKS (81.5%)
 (Cost $416,136,935) .............               450,462,741
                                                 ------------
PREFERRED STOCKS:
CAPITAL GOODS (0.1%)
MACHINERY
Gea AG ...........................      1,280        410,977
                                                 ------------
CREDIT SENSITIVE (0.2%)
INSURANCE
Marschollek Lauten Partners  .....      1,600      1,041,328
                                                 ------------
TECHNOLOGY (0.4%)
TELECOMMUNICATIONS
Nokia Oy Cum .....................     44,000      2,577,219
                                                 ------------
TOTAL PREFERRED STOCKS (0.7%)
 (Cost $1,050,745) ...............                 4,029,524
                                                 ------------
                                   PRINCIPAL
                                     AMOUNT
                                   ------------
LONG-TERM DEBT SECURITIES:
CAPITAL GOODS (0.2%)
BUILDING & CONSTRUCTION
Boskalis Westminster
 5.25% Conv., 06/01/00 ........... $1,500,000        923,379
                                                 ------------

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1995 (Unaudited)

                                PRINCIPAL       VALUE
                                  AMOUNT       (NOTE 1)
----------------------------  ------------  ------------
LONG-TERM DEBT SECURITIES  (CONTINUED):
DIVERSIFIED (0.0%)
MISCELLANEOUS
Brierley Investment Ltd.
 9.0% Conv. Sub. Note,
 06/30/98 ................... $    27,900   $    19,959
                                            ------------
TOTAL LONG-TERM DEBT SECURITIES (0.2%)
 (Amortized Cost $859,885)  .                   943,338
                                            ------------
SHORT-TERM DEBT SECURITIES:
BANK NOTES (1.8%)
State Street Bank & Trust
 5.83%, due 09/05/95 ........  10,000,000    10,001,335
                                            ------------
BANKERS' ACCEPTANCES
Chase Manhattan Bank
 5.95%, due 08/21/95 ........   2,500,000     2,478,927
Mitsubishi Bank Ltd.--N.Y.
 5.93%, due 08/31/95 ........   5,850,000     5,790,525
Union Bancorp Los Angeles
 5.95%, due 07/11/95 ........   3,000,000     2,995,042
                                            ------------
TOTAL BANKERS' ACCEPTANCES (2.0%)            11,264,494
                                            ------------
COMMERCIAL PAPER
Allianz of America Financial
 6.05%, due 07/07/95 ........   4,900,000     4,895,059
ASI Funding Corp.
 5.82%, due 09/22/95 ........   3,552,000     3,504,502
Beta Finance, Inc.
 5.98%, due 07/13/95 ........  12,000,000    11,976,080
SHORT-TERM DEBT SECURITIES (CONTINUED)
Commerzbank:
 5.79%, due 09/12/95 ......... $10,700,000    $ 10,574,156
 6.25%, due 07/03/95 .........   5,100,000       5,098,229
Crosby Head Funding
 5.98%, due 07/12/95 .........   5,000,000       4,990,864
Dynamic Funding Corp.
 6.03%, due 07/11/95 .........   2,700,000       2,695,478
Greenwich Asset Funding
 5.97%, due 08/14/95 .........  10,000,000       9,927,033
October Corp.
 5.93%, due 09/08/95 .........   4,000,000       3,955,533
Progress Receivables Funding
 6.0%, due 07/17/95 ..........   5,250,000       5,236,000
Province of Quebec
 5.95%, due 07/12/95 .........   5,000,000       4,990,910
                                              ------------
TOTAL COMMERCIAL PAPER (12.3%)                  67,843,844
                                              ------------
U.S. GOVERNMENT (0.5%)
Federal Home Loan
 Mortgage Corp.
 5.81%, due 07/05/95 .........   2,500,000       2,498,386
                                              ------------
TOTAL SHORT-TERM DEBT SECURITIES (16.6%)
 (Amortized Cost $91,604,826)                   91,608,059
                                              ------------
TOTAL INVESTMENTS (99.0%)
 (Cost/Amortized Cost $509,652,391)            547,043,662
CASH AND RECEIVABLES
 LESS LIABILITIES (1.0%)  ....                   5,688,656
                                              ------------
NET ASSETS (100.0%) ..........                $552,732,318
                                              ============

--------------------
   *    Non-income producing.
   + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers.
   ++ Affiliated company as defined under the Investment Company Act of 1940 (see Note 5).
   (a)  Fair valued.
                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------  -----------  ------------
COMMON STOCKS:
AUSTRALIA
Advance Bank Australia --Rights*    6,000       $  2,090
Broken Hill Property .............  3,300         40,624
Gwalia Consolidated ..............  5,000          6,894
Oil Search Ltd.* ................. 25,000         18,657
Villa World Ltd.* ................ 50,000         31,984
Westralian Sands Ltd. ............ 14,000         32,339
                                                ------------
 TOTAL AUSTRALIA (2.0%) ..........               132,588
                                                ------------
CANADA
Accugraph Corp. (Class A)*  ......  5,000         21,389
Cinar Films, Inc. (Class B)*  ....  3,000         29,438
Nelvana Limited*+ ................  3,000         40,412
Quality Dino Entertainment Ltd.*    5,000         20,000
Royal Plastics Group Ltd.*+  .....  2,000         27,488
                                                ------------
 TOTAL CANADA (2.0%) .............               138,727
                                                ------------
CHILE (0.4%)
Enersis S.A. (ADR) ...............  1,000         29,500
                                                ------------
DENMARK
Novo-Nordisk AS ..................    350         37,345
Tele Danmark AS, B shares ........    600         33,399
                                                ------------
 TOTAL DENMARK (1.0%) ............                70,744
                                                ------------
FRANCE
Coflexip (ADR) ...................  2,000         50,750
Credit Local de France ...........    500         46,380
                                                ------------
 TOTAL FRANCE (1.4%) .............                97,130
                                                ------------
GERMANY
Apcoa Parking AG* ................    400         21,260
Bayer AG .........................    100         24,854
SGL Carbon AG*+ ..................  1,800         80,443
Veba .............................     50         19,633
                                                ------------
 TOTAL GERMANY (2.2%) ............               146,190
                                                ------------
HONG KONG
Ek Chor China Motorcycle Co.  ....  1,000         16,125
Hopewell Holdings ................ 35,000         29,627
HSBC Holding PLC .................  2,000         25,653
Jardine International
 Holdings Ltd. ................... 18,000         17,679
                                                ------------
 TOTAL HONG KONG (1.3%) ..........                89,084
                                                ------------
INDONESIA
Asia Pacific Resources
 International Holdings Ltd.
 (Class A)* ......................  2,000         18,250
PT Indonesian Satellite (ADR)  ...  1,000         38,250
                                                ------------
 TOTAL INDONESIA (0.8%) ..........                56,500
                                                ------------
IRELAND
Allied Irish Bank ................  5,000         23,593
Crean (James) PLC--Units .........  5,000         17,613
                                                ------------
 TOTAL IRELAND (0.6%) ............                41,206
                                                ------------
ITALY (0.5%)
Industrie Natuzzi (ADR) ..........  1,000         33,125
                                                ------------
JAPAN
Aim Services Co. Ltd.* ...........  1,000         23,597
Asahi Bank Ltd. ..................  2,000         21,356
COMMON STOCKS (Continued):
Asahi Diamond Industrial .........  2,000       $ 24,541
Coco's Japan Co. Ltd .............  1,000         11,563
Daibiru Corp. ....................  2,000         23,314
Denki Kagaku Kogyo K.K.* .........  5,000         16,636
Eidensha Co. Ltd. ................  1,000         13,569

                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------  -----------  ------------
COMMON STOCKS (Continued):
Familymart Co. ...................  1,000          50,145
Hachijuni Bank ...................  2,000          24,777
Hitachi Metals Ltd. ..............  4,000          44,882
Ishihara Sangyo Ltd.* ............ 12,000          35,679
Kaneshita Construction ...........  2,000          26,429
Keyence Corp. ....................    400          44,835
Kinden Corp. .....................  1,000          18,642
Koa Fire & Marine ................  8,000          49,083
Kurita Water Industries ..........  2,000          51,442
Kyoritsu Maintenance Co. Ltd.*  ..  1,000          42,829
Mabuchi Motor ....................    400          27,562
Minebea Co. ......................  3,000          19,256
Mitsubishi Bank ..................  1,000          21,592
Mitsubishi Motors Corp. ..........  2,000          16,495
National House Industrial ........  1,000          18,524
Nichiei Co. Ltd. .................  1,000          61,707
Nichiha ..........................  2,000          41,296
Nihon Dempa Kogyo ................  1,000          28,907
Nikon Corp. ......................  4,000          39,361
Nippon Electric Glass ............  1,000          16,046
Nippon Kanzai Co. ................  1,000          29,969
Nippon Sanso Corp.* ..............  8,000          36,057
Nippon Telegraph &
 Telephone Corp.* ................      5          41,885
Nippon Yakin Kogyo Co.* ..........  1,000           4,271
Noritz Co. .......................  2,000          37,520
Ohsho Food Service Corp.* ........  1,000          22,418
Oji Paper ........................  4,000          38,464
Omron Corp. ......................  2,000          38,228
Oriental Construction Co.*  ......  1,000          21,002
Promise Co. Ltd. .................    300          12,530
PS Corp. .........................  2,000          36,104
Sankyo Co. .......................  1,000          23,243
Santen Pharmaceutical Co. ........  1,000          26,665
Sanyo Shinpan Finance Co. Ltd.  ..    500          36,576
Sato Corp. .......................  1,000          17,698
Seijo Corp.* .....................  1,000          37,166
Sekichu Co. Ltd.* ................  1,000          13,922
Sekisui Chemical Co. Ltd. ........  3,000          35,396
Sharp Corp. ......................  1,000          13,215
Shimamura Co. Ltd. ...............  1,000          35,396
Showa Shell Sekiyu ...............  1,150          11,018
SMC Corp. ........................    800          45,968
Takara Shuzo Co. .................  1,000           7,563
Takeda Chemical Industries  ......  2,000          26,429
Toda Construction ................  1,000           8,778
Toho Bank ........................  3,000          24,439
Tokyo Broadcasting System ........  1,000          14,276
Tokyo Electron ...................  1,000          34,216
Toppan Printing Co. ..............  3,000          39,290
Wesco, Inc. ......................  1,000          22,772
Yamaichi Securities ..............  4,000          21,426
Yamanashi Chuo Bank ..............  3,000          33,626
Yamanouchi Pharmaceutical ........  2,000          45,071
                                                ------------
 TOTAL JAPAN (25.1%) .............              1,706,662
                                                ------------

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1995 (Unaudited)

                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------  -----------  ------------
COMMON STOCKS (Continued):
MALAYSIA
Arab-Malaysia Finance* ...........  7,000       $ 28,281
Hock Hua Bank ....................  7,000         26,415
Kian Joo Can Factory ............. 10,000         39,171
Metacorp BHD* .................... 10,000         30,763
Peladang Kimia BHD* ..............  5,000         13,023
Tenaga Nasional BHD .............. 10,000         40,812
                                                ------------
 TOTAL MALAYSIA (2.6%) ...........               178,465
                                                ------------
NETHERLANDS
Baan Co. N.V.* ...................  2,000         61,750
Philips Electronics N.V. .........    500         21,176
Polygram .........................    500         29,537
Randstad Holdings N.V. ...........    500         35,379
Wolters Kluwer ...................  1,000         88,254
                                                ------------
 TOTAL NETHERLANDS (3.5%) ........               236,096
                                                ------------
NORWAY
Liva Bil .........................  1,400         32,940
Norsk Hydro AS ...................    500         20,973
Tomra Systems .................... 18,000         70,684
                                                ------------
 TOTAL NORWAY (1.8%) .............               124,597
                                                ------------
NEW ZEALAND
Air New Zealand Limted 'B'
 Shares* ......................... 10,000         29,082
Lion Nathan Ltd. ................. 15,000         29,684
                                                ------------
 TOTAL NEW ZEALAND (0.9%) ........                58,766
                                                ------------
PANAMA
Banco Latinoamericano de
 Exportaciones, S.A. .............  2,000         66,250
Helicopter Line Ltd.* ............ 15,000         45,127
                                                ------------
 TOTAL PANAMA (1.6%) .............               111,377
                                                ------------
PERU (0.8%)
Banco Wiese Limitado (ADS)  ......  6,400         52,800
                                                ------------
SINGAPORE
Hong Kong Land Holding ........... 12,000         21,840
Overseas Chinese Bank Ltd.  ......  2,000         22,182
Overseas Union Bank ..............  3,000         18,891
                                                ------------
 TOTAL SINGAPORE (0.9%) ..........                62,913
                                                ------------
SPAIN
Banco Popular ....................    200         29,734
Centros Comerciales Pryca S.A.*  .  1,000         18,583
Corporacion Mapfre
 Cia Inter .......................    700         34,400
Repsol SA ........................  1,000         31,468
                                                ------------
 TOTAL SPAIN (1.7%) ..............               114,185
                                                ------------
SWEDEN (0.7%)
Sparbanken Sverige
 AB Shares A+ ....................  6,000       $ 50,718
                                                ------------
SWITZERLAND (1.0%)
Roche Holdings AG Genusscheine  ..     10         64,438
                                                ------------
UNITED KINGDOM
Aran Energy PLC* ................. 60,000         37,708
British Airways ..................  8,000         52,441
Hanson PLC ....................... 15,000         52,505
Powergen PLC (ADR) ...............  3,000         23,078
Reed International ...............  1,000         14,049
Takare* .......................... 10,000         30,548
Tate & Lyle PLC ..................  3,000         20,286
Williams Holdings PLC ............  5,000         25,099
WPP Group PLC .................... 15,000         28,878
Zeneca Group PLC .................  4,000         67,588

                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------  -----------  ------------
COMMON STOCKS (Continued):
 TOTAL UNITED KINGDOM (5.2%)  ....                 352,180
                                                ------------
TOTAL COMMON STOCKS (58.0%)
 (Cost $3,904,623) ...............               3,947,991
                                                ------------
PREFERRED STOCKS:
GERMANY (0.6%)
Fielmann AG* .....................        800       36,446
                                                ------------
TOTAL PREFERRED STOCKS (0.6%)
 (Cost $29,852) ..................                  36,446
                                                ------------
                                   PRINCIPAL
                                     AMOUNT
                                   -----------
LONG-TERM DEBT SECURITIES:
NETHERLANDS (0.7%)
Boskalis Westminster
 5.25% Conv., 06/01/00 ........... $   80,000       49,247
                                                ------------
TOTAL LONG-TERM DEBT SECURITIES (0.7%)
 (Amortized Cost $44,748) ........                  49,247
                                                ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (41.1%)
Federal Home Loan Mortgage Corp.
 6.1%, due 07/03/95 ..............  2,800,000    2,799,905
                                                ------------
TOTAL SHORT-TERM DEBT SECURITIES (41.1%)
 (Amortized Cost $2,799,905)  ....               2,799,905
                                                ------------
TOTAL INVESTMENTS (100.4%)
 (Cost/Amortized Cost $6,779,128)                6,833,589
LIABILITIES IN EXCESS OF CASH AND
 RECEIVABLES (-0.4%) .............                 (24,863)
                                                ------------
NET ASSETS (100.0%) ..............              $6,808,726
                                                ============

-------------------
   *    Non-income producing.
   + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                    NUMBER OF        VALUE
                                     SHARES        (NOTE 1)
--------------------------------  -----------  ----------------
COMMON STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
 BROADCASTING (4.5%)
IVI Publishing, Inc.* ...........   230,900    $  1,609,084
Playboy Enterprises, Inc.
 (Class B)*++ ...................   780,900       6,149,588
Viacom, Inc. (Class B)* ......... 1,951,655      90,508,001
                                               ----------------
                                                 98,266,673
                                               ----------------
PROFESSIONAL SERVICES (2.8%)
ADVO Systems, Inc. ..............   941,175      17,764,678
Xtra Corp.++ ....................   963,700      44,571,125
                                               ----------------
                                                 62,335,803
                                               ----------------
TRUCKING, SHIPPING (0.8%)
TNT Freightways Corp. ...........   915,550      18,196,556
                                               ----------------
 TOTAL BUSINESS SERVICES (8.1%)                 178,799,032
                                               ----------------
CONSUMER CYCLICALS
AIRLINES (0.7%)
Mesa Airlines, Inc.* ............   154,600       1,410,725
Northwest Airlines Corp.
 (Class A)* .....................   406,300      14,372,863
                                               ----------------
                                                 15,783,588
                                               ----------------
APPAREL, TEXTILE (4.1%)
Tommy Hilfiger Corp.* ...........   363,900      10,189,200
Nine West Group, Inc.*++ ........ 2,201,900      80,369,350
                                               ----------------
                                                 90,558,550
                                               ----------------
FOOD SERVICES, LODGING (4.7%)
Hospitality Franchise
 Systems, Inc.* ................. 1,546,100      53,533,713
Host Marriott Corp.* ............ 2,232,100      23,716,063
Promus Cos., Inc.* ..............   647,800      25,264,200
                                               ----------------
                                                102,513,976
                                               ----------------
HOUSEHOLD FURNITURE, APPLIANCES (1.9%)
Industrie Natuzzi (ADR) ......... 1,267,000      41,969,375
                                               ----------------
LEISURE RELATED (2.0%)
Discovery Zone, Inc.* ...........   424,100       3,843,406
Heritage Media Corp.
 (Class A)* .....................   786,150      22,700,081
Marker International* ...........   258,300       1,646,663
Mirage Resorts, Inc.* ...........   502,600      15,392,125
                                               ----------------
                                                 43,582,275
                                               ----------------
RETAIL--GENERAL (7.1%)
Bed Bath & Beyond, Inc.* ........   162,100       3,930,925
Federated Department
 Stores, Inc.* .................. 2,006,900      51,677,675
Office Depot, Inc.* ............. 3,236,525      91,027,266
Staples, Inc.* ..................   374,800      10,822,350
                                               ----------------
                                                157,458,216
                                               ----------------
 TOTAL CONSUMER CYCLICALS (20.5%)               451,865,980
                                               ----------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (11.2%)
Apria Healthcare Group, Inc.*  .. 1,042,580      29,452,885
Boston Scientific Corp.* ........ 1,725,900      55,013,063
Centocor, Inc.* .................   734,500      10,512,531
Cephalon, Inc.* .................   635,100      11,749,350
Healthwise of America, Inc.*++  .   833,635      21,257,693
COMMON STOCKS (Continued):
Incontrol, Inc.* ................   385,000    $  3,657,500
NeoPath, Inc.* ..................   226,600       3,738,900
Saint Jude Medical, Inc. ........   868,000      43,508,500

                                    NUMBER OF        VALUE
                                     SHARES        (NOTE 1)
--------------------------------  -----------  ----------------
COMMON STOCKS (Continued):
Sun Healthcare Group, Inc.*++  .. 3,424,300     53,932,725
Surgical Care Affiliates, Inc.  .   680,800     13,020,300
                                               ----------------
 TOTAL CONSUMER NONCYCLICALS (11.2%)           245,843,447
                                               ----------------
CREDIT SENSITIVE
BANKS (1.3%)
Mellon Bank Corp. ...............   708,463     29,489,772
                                               ----------------
INSURANCE (4.6%)
CNA Financial Corp.* ............ 1,176,000    101,577,000
                                               ----------------
UTILITY--TELEPHONE (4.0%)
Telephone & Data Systems, Inc.  . 2,360,200     85,852,275
                                               ----------------
 TOTAL CREDIT SENSITIVE (9.9%)  .              216,919,047
                                               ----------------
ENERGY
COAL & GAS PIPELINES (0.9%)
Pittston Services Group .........   811,000     19,464,000
                                               ----------------
OIL--DOMESTIC (2.8%)
Diamond Shamrock, Inc. .......... 1,428,500     36,783,875
Murphy Oil Corp. ................   425,000     17,425,000
Snyder Oil Corp. ................   580,300      7,326,288
                                               ----------------
                                                61,535,163
                                               ----------------
OIL--INTERNATIONAL (0.5%)
Arethusa, Ltd.* .................   627,200     11,289,600
                                               ----------------
OIL--SUPPLIES & CONSTRUCTION (6.6%)
Coflexip (ADR) ..................   413,200     10,484,950
Global Marine, Inc.*++ .......... 8,972,700     51,593,025
Noble Drilling Corp.* ........... 3,720,000     27,435,000
Rowan Cos., Inc.*++ ............. 5,521,800     44,864,625
Sonat Offshore Drilling, Inc.  ..   378,600     10,884,750
                                               ----------------
                                               145,262,350
                                               ----------------
RAILROADS (1.0%)
Conrail, Inc. ...................   383,000     21,304,375
                                               ----------------
 TOTAL ENERGY (11.8%) ...........              258,855,488
                                               ----------------
TECHNOLOGY
ELECTRONICS (13.0%)
American Superconductor Corp.*++    531,100      7,568,175
Applied Materials, Inc.* ........   234,100     20,278,913
Bay Networks, Inc.* .............   369,367     15,282,560
Cisco Systems, Inc.* ............   216,900     10,967,006
Cypress Semiconductor Corp.*  ...   441,200     17,868,600
EMC Corp.* ...................... 1,418,000     34,386,500
General Instrument Corp.*  ......   537,500     20,626,562
Integrated Device
 Technology, Inc.* ..............   308,000     14,245,000
Kemet Corp.* ....................    81,700      4,289,250
LSI Logic Corp.* ................   464,400     18,169,650
Lam Research Corp.* .............   338,700     21,676,800
National Semiconductor Corp.*  ..   806,500     22,380,375
Sensormatic Electronics Corp.  .. 1,563,250     55,495,375
Vishay Intertechnology, Inc.*  ..   469,800     16,971,525
Western Digital Corp.* ..........   331,700      5,763,288
                                               ----------------
                                               285,969,579
                                               ----------------
OFFICE EQUIPMENT (2.7%)
Dell Computer Corp.* ............   243,800     14,658,475

THE HUDSON RIVER TRUST
AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1995 (Unaudited)

                                    NUMBER OF        VALUE
                                     SHARES        (NOTE 1)
--------------------------------  -----------  ----------------
COMMON STOCKS (Continued):
Read-Rite Corp.* ................   617,700    $   16,523,475
Symantec Corp.* .................   721,900        20,844,862
Wang Laboratories, Inc.* ........   460,200         7,535,775
                                               ----------------
                                                   59,562,587
                                               ----------------
OFFICE EQUIPMENT SERVICES (2.4%)
Cirrus Logic, Inc.* .............   235,600        14,769,175
Informix Corp.* ................. 1,503,300        38,146,237
                                               ----------------
                                                   52,915,412
                                               ----------------
TELECOMMUNICATIONS (13.9%)
ADC Telecommunications, Inc.*  ..   611,400        21,857,550
American Satellite Network
 -- Warrants* ...................    49,450                 0
BCE Mobile Communications, Inc.*    465,400        15,503,731
Cellular Communications, Inc.
 (Class A)* .....................   994,600        45,254,300
DSC Communications Corp.*  ......   435,800        20,264,700
Mannesmann AG (ADR) .............   250,000        76,000,000
MFS Communication, Inc.* ........   236,600         7,630,350
Millicom International
 Cellular S.A.* ................. 1,145,215        33,926,993
Scientific Atlanta, Inc. ........ 1,242,600        27,337,200
United States Cellular Corp.*  .. 1,117,400        33,801,350
Vanguard Cellular Systems, Inc.
 (Class A)* ..................... 1,031,350        24,752,400
                                               ----------------
                                                  306,328,574
                                               ----------------
 TOTAL TECHNOLOGY (32.0%)  ......                 704,776,152
                                               ----------------
DIVERSIFIED (0.5%)
MISCELLANEOUS
ITT Corp. .......................    85,000         9,987,500
                                               ----------------
TOTAL COMMON STOCKS (94.0%)
 (Cost $1,676,998,631) ..........               2,067,046,646
                                               ----------------

                                   PRINCIPAL        VALUE
                                    AMOUNT         (NOTE 1)
------------------------------  -------------  --------------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (0.5%)
Sanwa Bank Ltd.
 5.95%, due 07/06/95 .......... $10,000,000    $ 9,999,871
                                               --------------
COMMERCIAL PAPER
Australia New Zealand Bank
 6.0%, due 07/06/95 ...........   5,000,000      4,995,833
Copley Financing Corp.
 6.0%, due 07/28/95 ...........  14,590,000     14,524,345
Dynamic Funding Corp.
 6.03%, due 07/11/95 ..........   8,800,000      8,785,260
Equipment Funding, Inc.
 6.0%, due 08/07/95 ...........  16,015,000     15,916,241
General Electric Capital Corp.
 5.94%, due 07/10/95 ..........  10,000,000      9,985,150
ODC Capital Corp.
 6.02%, due 07/26/95 ..........   9,000,000      8,962,375
Province of British Columbia
 5.85%, due 08/21/95 ..........   4,000,000      3,966,850
Province of Ontario
 5.91%, due 08/21/95 ..........   5,000,000      4,958,137
Sheffield Receivables Corp.
 6.1%, due 07/12/95 ...........  15,000,000     14,972,042
                                               --------------

                                   PRINCIPAL        VALUE
                                    AMOUNT         (NOTE 1)
------------------------------  -------------  --------------
 TOTAL COMMERCIAL PAPER (4.0%)                     87,066,233
                                               --------------
U.S. GOVERNMENT (0.0%)
Federal Home Loan Mortgage Corp.
 5.81%, due 07/05/95 ..........   600,000             599,613
                                               --------------
TIME DEPOSITS (0.1%)
Mitsubishi Bank Ltd.-- N.Y.
 6.19%, due 07/05/95 .......... 3,900,000           3,900,000
                                               --------------
TOTAL SHORT-TERM DEBT SECURITIES (4.6%)
 (Amortized Cost $101,565,717)                    101,565,717
                                               --------------
TOTAL INVESTMENTS (98.6%)
 (Cost/Amortized Cost $1,778,564,348)           2,168,612,363
CASH AND RECEIVABLES
 LESS LIABILITIES (1.4%)  .....                    30,778,154
                                               --------------
NET ASSETS (100.0%) ...........                $2,199,390,517
                                               ==============

--------------------
*   Non-income producing.
++ Affiliated company as defined under the Investment Company Act of 1940 (see Note 5).

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                    NUMBER OF       VALUE
                                      SHARES       (NOTE 1)
--------------------------------  ------------  ------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (0.6%)
Hercules, Inc. .................. 25,000        $1,218,750
                                                ------------
CHEMICALS--SPECIALTY (0.1%)
Morton International, Inc.  ..... 10,000           292,500
                                                ------------
METALS & MINING (0.3%)
Aluminum Co. of America ......... 14,000           701,750
                                                ------------
PAPER (0.6%)
International Paper Co. ......... 15,000         1,286,250
                                                ------------
 TOTAL BASIC MATERIALS (1.6%)  ..                3,499,250
                                                ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.2%)
Browning-Ferris Industries, Inc.  10,000           361,250
                                                ------------
PRINTING, PUBLISHING &
 BROADCASTING (0.4%)
Capital Cities ABC, Inc. ........  8,600           928,800
                                                ------------
PROFESSIONAL SERVICES (0.4%)
First Financial Management Corp.   2,000           171,000
Reynolds & Reynolds Co. ......... 25,000           737,500
                                                ------------
                                                   908,500
                                                ------------
 TOTAL BUSINESS SERVICES (1.0%)                  2,198,550
                                                ------------
CAPITAL GOODS
ELECTRICAL EQUIPMENT (0.7%)
General Electric Co. ............ 25,000         1,409,375
                                                ------------
MACHINERY (0.5%)
Caterpillar, Inc. ............... 12,000           771,000
Deere & Co. .....................  5,000           428,125
                                                ------------
                                                 1,199,125
                                                ------------
 TOTAL CAPITAL GOODS (1.2%)  ....                2,608,500
                                                ------------
CONSUMER CYCLICALS
FOOD SERVICES, LODGING (0.2%)
McDonald's Corp. ................ 14,000           547,750
                                                ------------
LEISURE RELATED (0.1%)
Disney (Walt) Co. ...............  3,000           166,875
                                                ------------
 TOTAL CONSUMER CYCLICALS (0.3%)                   714,625
                                                ------------
CONSUMER NONCYCLICALS
BEVERAGES (0.4%)
Coca-Cola Co. ................... 15,000           956,250
                                                ------------
DRUGS (0.4%)
Pfizer, Inc. .................... 10,000           923,750
                                                ------------
FOODS (0.4%)
IBP, Inc. ....................... 20,000           870,000
                                                ------------
HOSPITAL SUPPLIES & SERVICES (0.9%)
Abbott Laboratories, Inc.  ...... 10,000           405,000
Columbia HCA Healthcare Corp.  ..  6,000           259,500
Medtronic, Inc. ................. 15,000         1,156,875
                                                ------------
                                                 1,821,375
                                                ------------

                                    NUMBER OF       VALUE
                                      SHARES       (NOTE 1)
--------------------------------  ------------  ------------
SOAPS & TOILETRIES (0.7%)
Gillette Corp. ..................     32,100      1,432,463
                                                ------------
TOBACCO (1.0%)
Philip Morris Cos., Inc. ........     21,000      1,561,875
UST, Inc. .......................     18,000        535,500
                                                ------------
                                                  2,097,375
                                                ------------
 TOTAL CONSUMER NONCYCLICALS (3.8%)               8,101,213
COMMON STOCKS (Continued):
                                                ------------
CREDIT SENSITIVE
BANKS (1.1%)
Bank of New York Co. ............     35,000    $ 1,413,125
Citicorp ........................     10,000        578,750
First Bank Systems ..............     10,000        410,000
                                                ------------
                                                  2,401,875
                                                ------------
FINANCIAL SERVICES (0.2%)
American Express Co. ............     12,000        421,500
                                                ------------
INSURANCE (0.6%)
AFLAC, Inc. .....................     25,000      1,093,750
General Reinsurance Corp.  ......      2,000        267,750
                                                ------------
                                                  1,361,500
                                                ------------
UTILITY--GAS (0.3%)
ENRON Corp. .....................     18,000        632,250
                                                ------------
UTILITY--TELEPHONE (0.5%)
Ameritech Corp. .................     20,000        880,000
                                                ------------
 TOTAL CREDIT SENSITIVE (2.7%)  .                 5,697,125
                                                ------------
ENERGY
OIL--DOMESTIC (0.4%)
Amoco Corp. .....................      6,000        399,750
Phillips Petroleum Co. ..........     15,000        500,625
                                                ------------
                                                    900,375
                                                ------------
OIL--INTERNATIONAL (0.3%)
Mobil Corp. .....................      6,000        576,000
                                                ------------
 TOTAL ENERGY (0.7%) ............                 1,476,375
                                                ------------
TECHNOLOGY (0.2%)
ELECTRONICS
Molex, Inc. .....................     12,000        465,000
                                                ------------
DIVERSIFIED (0.2%)
MISCELLANEOUS
Allied Signal, Inc. .............      8,000        356,000
                                                ------------
TOTAL COMMON STOCKS (11.7%)
 (Cost $20,212,840) .............                25,116,638
                                                ------------
                                  PRINCIPAL
                                    AMOUNT
                                  ------------
LONG-TERM DEBT SECURITIES:
CREDIT SENSITIVE
BANKS (5.7%)
Chemical Banking Corp.
 8.625% Sub. Deb., 05/01/02  .... $5,500,000      5,999,180
Citicorp
 7.625%, 05/01/05 ...............  6,000,000      6,248,520
                                                ------------
                                                 12,247,700
                                                ------------
FINANCIAL SERVICES (2.6%)
General Motor Acceptance Corp.
 5.5%, 10/15/02(a) ..............  5,100,000      5,663,703
                                                ------------
FOREIGN GOVERNMENT (2.5%)
Province of Quebec
 7.5%, 07/15/02 .................  5,150,000      5,312,945
                                                ------------
MORTGAGE RELATED (2.7%)
Premier Auto Trust
 7.15%, 02/04/99 ................  5,650,000      5,748,875
                                                ------------

                               B-38

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1995 (Unaudited)

                                   PRINCIPAL        VALUE
                                     AMOUNT       (NOTE 1)
-------------------------------  ------------  --------------
LONG-TERM DEBT SECURITIES
 (CONTINUED):
U.S. GOVERNMENT (51.6%)
U.S. Treasury
 7.125% Note, 09/30/99 ......... $ 3,000,000   $  3,124,686
 7.75% Note, 12/31/99 ..........  15,000,000     16,012,500
 6.75% Note, 04/30/00 ..........  19,600,000     20,200,250
 7.5% Note, 02/15/05 ...........  10,975,000     11,955,891
 6.5% Note, 05/15/05 ...........  14,895,000     15,202,209
 7.5% Bond, 11/15/24 ...........  17,930,000     19,857,475
 7.625% Bond, 02/15/25 .........  21,350,000     24,085,469
                                               --------------
                                                110,438,480
                                               --------------
 TOTAL CREDIT SENSITIVE (65.1%)                 139,411,703
                                               --------------
TECHNOLOGY (2.6%)
TELECOMMUNICATIONS
Tele-Communications, Inc.
 7.25%, 08/01/05 ...............   5,700,000      5,480,670
                                               --------------
TOTAL LONG-TERM DEBT SECURITIES (67.7%)
 (Amortized Cost $138,169,770)                  144,892,373
SHORT-TERM DEBT SECURITIES:
                                               --------------
BANKERS' ACCEPTANCES (0.7%)
Mitsubishi Bank Ltd.--N.Y.
 5.95%, due 07/20/95 ...........   1,500,000      1,495,290
SHORT-TERM DEBT SECURITIES
 (Continued):
                                               --------------
CERTIFICATES OF DEPOSIT (2.3%)
Societe Generale Bank
 5.97%, due 08/04/95 ........... $ 5,000,000   $  5,000,093
                                               --------------
COMMERCIAL PAPER
Crosby Head Funding
 5.98%, due 07/26/95 ...........   5,000,000      4,979,236
Deutsche Bank Financial, Inc.
 5.96%, due 07/06/95 ...........   7,500,000      7,493,792
Household Finance Corp.
 5.95%, due 07/11/95 ...........   7,500,000      7,487,604
UBS Finance Delaware, Inc.
 6.2%, due 07/05/95 ............   7,000,000      6,995,178
United Biscuits Holdings PLC
 6.0%, due 08/01/95 ............   7,500,000      7,461,250
                                               --------------
 TOTAL COMMERCIAL PAPER (16.1%)                  34,417,060
                                               --------------
TOTAL SHORT-TERM DEBT SECURITIES (19.1%)
 (Amortized Cost $40,912,443)  .                 40,912,443
                                               --------------
TOTAL INVESTMENTS (98.5%)
 (Cost/Amortized Cost
 $199,295,053) .................                210,921,454
CASH AND RECEIVABLES
 LESS LIABILITIES (1.5%) .......                  3,124,607
                                               --------------
NET ASSETS (100.0%) ............               $214,046,061
                                               ==============

--------------------
(a) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                    NUMBER OF       VALUE
                                      SHARES       (NOTE 1)
--------------------------------  ------------  -------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (1.4%)
Georgia Gulf Corp. ..............  20,900       $   681,863
Hercules, Inc. ..................  75,000         3,656,250
IMC Global, Inc. ................ 110,000         5,953,750
Monsanto Co. ....................  50,500         4,551,313
Rohm & Haas Co. .................  90,000         4,938,750
                                                -------------
                                                 19,781,926
                                                -------------

CHEMICALS--SPECIALTY (0.6%)
Morton International, Inc.  ..... 140,000         4,095,000
Wellman, Inc. ................... 134,000         3,668,250
                                                -------------
                                                  7,763,250
                                                -------------
METALS & MINING (0.4%)
Wolverine Tube, Inc.* ........... 184,800         5,936,700
                                                -------------
PAPER (0.3%)
Champion International Corp.  ...  81,000         4,222,125
Jefferson Smurfit Corp.* ........  16,000           210,000
                                                -------------
                                                  4,432,125
                                                -------------
 TOTAL BASIC MATERIALS (2.7%)  ..                37,914,001
                                                -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.7%)
Air & Water Technologies Corp.*   299,100         1,682,438
Thermo Instrument Systems,
 Inc.* .......................... 250,000         6,125,000
WMX Technologies, Inc. ..........  75,000         2,128,125
                                                -------------
                                                  9,935,563
                                                -------------
PRINTING, PUBLISHING &
 BROADCASTING (2.6%)
Cablevision Systems Corp.
 (Class A)* ..................... 105,000         6,693,750
Clear Channel Communications,
 Inc.* .......................... 121,500         7,821,563
Comcast Corp. (Class A) SPL  .... 775,000        14,385,938
Infinity Broadcasting Corp.
 (Class A)* ..................... 175,500         5,857,313
Time Warner, Inc. ...............  75,000         3,084,375
                                                -------------
                                                 37,842,939
                                                -------------
PROFESSIONAL SERVICES (0.2%)
Ideon Group, Inc. ............... 240,700         2,376,913
                                                -------------
 TOTAL BUSINESS SERVICES (3.5%)                  50,155,415
                                                -------------
CAPITAL GOODS
AEROSPACE (0.7%)
Boeing Co. ......................  50,000         3,131,250
Coltec Industries, Inc.* ........ 300,000         5,175,000
General Motors Corp. (Class H)  .  50,000         1,975,000
                                                -------------
                                                 10,281,250
                                                -------------
BUILDING & CONSTRUCTION (0.1%)
York International Corp. ........  35,000         1,575,000
                                                -------------
ELECTRICAL EQUIPMENT (0.5%)
General Electric Co. ............ 120,000         6,765,000
                                                -------------
MACHINERY (0.3%)
Solectron Corp.* ................ 141,500         4,828,688
                                                -------------
 TOTAL CAPITAL GOODS (1.6%)  ....                23,449,938
                                               -------------


                                    NUMBER OF       VALUE
                                      SHARES       (NOTE 1)
--------------------------------  ------------  -------------
COMMON STOCKS (Continued):
CONSUMER CYCLICALS
AUTO RELATED (0.4%)
Magna International, Inc.
 (Class A) ...................... 120,000       $ 5,295,000
                                                -------------
AUTOS & TRUCKS (0.4%)
Autozone, Inc.* ................. 250,000         6,281,250
                                                -------------
FOOD SERVICES, LODGING (1.1%)
Luby's Cafeterias, Inc. ......... 260,000         5,232,500
Outback Steakhouse, Inc.*  ...... 190,000         5,486,250
Taco Cabana (Class A)*++ ........ 823,950         4,531,725
                                                -------------
                                                 15,250,475
                                                -------------
LEISURE RELATED (1.7%)
Coastcast Corp.* ................ 130,000         1,413,750
Cyrk, Inc.* ..................... 212,800         1,888,600
Disney (Walt) Co. ............... 120,000         6,675,000
Gaylord Entertainment Co. (Class
 A) ............................. 376,930         9,517,483
Hasbro, Inc. .................... 150,000         4,762,500
                                                -------------
                                                 24,257,333
                                                -------------
PHOTO & OPTICAL (0.5%)
Eastman Kodak Co. ............... 125,000         7,578,125
                                                -------------
RETAIL--GENERAL (2.5%)
Eckerd Corp.* ................... 333,300        10,665,600
Fingerhut Companies, Inc.  ...... 414,200         6,471,875
Home Depot, Inc. ................ 220,000         8,937,500
May Department Stores Co.  ...... 160,000         6,660,000
Payless Cashways, Inc.* ......... 160,000         1,020,000
Price/Costco, Inc.* ............. 160,000         2,600,000
                                                -------------
                                                 36,354,975
                                                -------------
 TOTAL CONSUMER CYCLICALS (6.6%)                 95,017,158
                                                -------------
CONSUMER NONCYCLICALS
BEVERAGES (0.7%)
Pepsico, Inc. ................... 230,000        10,493,750
                                                -------------
CONTAINERS (0.3%)
Duracell International, Inc.  ... 110,000         4,757,500
                                                -------------
DRUGS (4.1%)
Glaxo Wellcome PLC (ADR) ........ 220,000         5,362,500
Lilly (Eli) & Co. ...............  70,000         5,495,000
Merck & Co., Inc. ............... 250,000        12,250,000
Mylan Laboratories, Inc. ........ 130,000         3,997,500
Pfizer, Inc. .................... 110,000        10,161,250
Schering Plough Corp. ........... 150,000         6,618,750
Upjohn Co. ...................... 185,000         7,006,870
Warner-Lambert Co. ..............  93,600         8,084,700
                                                -------------
                                                 58,976,570
                                                -------------
HOSPITAL SUPPLIES & SERVICES (2.2%)
Abbott Laboratories, Inc.  ...... 100,000         4,050,000
Columbia HCA Healthcare Corp.  .. 130,000         5,622,500
Medtronic, Inc. .................  60,000         4,627,500
Surgical Care Affiliates, Inc.  . 366,000         6,999,750
United Healthcare Corp. ......... 240,000         9,930,000
                                                -------------
                                                 31,229,750
                                                -------------
RETAIL -- FOOD (0.7%)
Sysco Corp. ..................... 340,000        10,030,000
                                                -------------

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1995 (Unaudited)

                                    NUMBER OF       VALUE
                                      SHARES       (NOTE 1)
--------------------------------  ------------  -------------
COMMON STOCKS (Continued):
SOAPS & TOILETRIES (1.4%)
Colgate Palmolive Co. ........... 120,000       $  8,775,000
Gillette Corp. .................. 260,000         11,602,500
                                                -------------
                                                  20,377,500
                                                -------------
TOBACCO (3.3%)
Loews Corp. .....................  65,000          7,865,000
Philip Morris Cos., Inc. ........ 440,000         32,725,000
UST, Inc. ....................... 170,000          5,057,500
                                                -------------
                                                  45,647,500
                                                -------------
 TOTAL CONSUMER NONCYCLICALS (12.7%)             181,512,570
                                                -------------
CREDIT SENSITIVE
BANKS (0.7%)
BankAmerica Corp. ...............  80,000          4,210,000
Citicorp ........................ 100,000          5,787,500
                                                -------------
                                                   9,997,500
                                                -------------
FINANCIAL SERVICES (1.6%)
Dean Witter Discover & Co.  .....  90,000          4,230,000
MBNA Corp. ...................... 175,000          5,906,250
Mercury Finance Co. ............. 416,200          8,011,850
Merrill Lynch & Co., Inc.  ......  90,000          4,725,000
                                                -------------
                                                  22,873,100
                                                -------------
INSURANCE (3.0%)
American International
 Group, Inc. .................... 150,000         17,100,000
General Re Corp. ................  30,000          4,016,250
Life Re Corp. ................... 167,000          3,110,375
MGIC Investment Corp. ...........  75,000          3,515,625
NAC Re Corp. .................... 100,000          3,112,500
TIG Holdings, Inc. .............. 100,000          2,300,000
Transatlantic Holdings, Inc.  ...  60,100          3,906,500
Travelers, Inc. ................. 130,000          5,687,500
                                                -------------
                                                  42,748,750
                                                -------------
REAL ESTATE (0.5%)
Oasis Residential, Inc. ......... 314,500          6,840,375
                                                -------------
UTILITY--TELEPHONE (1.1%)
AT&T Corp. ...................... 130,000          6,906,250
Telephone & Data Systems, Inc.  . 256,600          9,333,825
                                                -------------
                                                  16,240,075
                                                -------------
 TOTAL CREDIT SENSITIVE (6.9%)  .                 98,699,800
                                                -------------
ENERGY
OIL--DOMESTIC (2.3%)
Anadarko Petroleum Corp. ........ 252,000         10,867,500
Apache Corp. .................... 206,800          5,661,150
Atlantic Richfield Co. ..........  60,000          6,585,000
Louis Dreyfus Natural Gas Corp.*  161,400          2,380,650
Louisiana Land &
 Exploration Corp. .............. 110,000          4,386,250
Occidental Petroleum Corp.  ..... 157,500          3,602,813
                                                -------------
                                                  33,483,363
                                                -------------
OIL--INTERNATIONAL (0.2%)
Repsol S.A. (ADR) ............... 110,800          3,504,050
                                                -------------
OIL--SUPPLIES & CONSTRUCTION (1.5%)
Seitel, Inc.* ................... 201,000          6,231,000
Smith International, Inc.*  ..... 180,000          3,015,000
Western Atlas, Inc.* ............ 280,000         12,425,000
                                                -------------
                                                  21,671,000
                                                -------------
RAILROADS (1.0%)
Illinois Central Corp. .......... 377,900       $ 13,037,550

                                    NUMBER OF       VALUE
                                      SHARES       (NOTE 1)
--------------------------------  ------------  -------------
COMMON STOCKS (Continued):
                                                -------------
 TOTAL ENERGY (5.0%) ............                71,695,963
                                                -------------
TECHNOLOGY
ELECTRONICS (3.9%)
Applied Materials, Inc.* ........  30,000         2,598,750
Bay Networks, Inc.* ............. 122,500         5,068,438
Cisco Systems, Inc.* ............  90,000         4,550,625
EMC Corp.* ...................... 175,000         4,243,750
General Instrument Corp.*  ...... 200,000         7,675,000
Intel Corp. ..................... 130,000         8,230,625
Motorola, Inc. .................. 220,000        14,767,500
National Semiconductor Corp.*  .. 125,000         3,468,750
Sensormatic Electronics Corp.  .. 134,150         4,762,325
Sun Television and Appliances  ..  39,300           294,750
                                                -------------
                                                 55,660,513
                                                -------------
OFFICE EQUIPMENT (1.4%)
Ceridian Corp.* ................. 116,300         4,288,563
Compaq Computer Corp.* .......... 127,400         5,780,775
Compuware Corp.* ................ 184,000         5,658,000
Hewlett-Packard Co. .............  60,000         4,470,000
                                                -------------
                                                 20,197,338
                                                -------------
OFFICE EQUIPMENT SERVICES (1.3%)
General Motors Corp. (Class E)  . 140,000         6,090,000
Oracle Corp.* ................... 210,000         8,111,250
Silicon Graphics, Inc.* ......... 100,000         3,987,500
                                                -------------
                                                 18,188,750
                                                -------------
TELECOMMUNICATIONS (2.9%)
AirTouch Communications, Inc.*  . 630,000        17,955,000
Comnet Cellular, Inc.* ..........  80,000         2,240,000
Cox Communications, Inc.
 (Class A)* ..................... 381,600         7,393,500
MCI Communications Corp. ........ 250,000         5,500,000
Scientific Atlanta, Inc. ........ 176,700         3,887,400
Vodafone Group PLC (ADR) ........ 121,100         4,586,662
                                                -------------
                                                 41,562,562
                                                -------------
 TOTAL TECHNOLOGY (9.5%) ........               135,609,163
                                                -------------
DIVERSIFIED
MISCELLANEOUS (1.9%)
Allied Signal, Inc. ............. 100,000         4,450,000
ITT Corp. ....................... 183,600        21,573,000
                                                -------------
 TOTAL DIVERSIFIED (1.9%)  ......                26,023,000
                                                -------------
TOTAL COMMON STOCKS (50.4%)
 (Cost $677,961,529) ............               720,077,008
                                                -------------
PREFERRED STOCKS:
BASIC MATERIALS (0.2%)
PAPER
Bowater, Inc.
 7.0% Conv. Series B ............  78,000         2,944,500
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (0.2%)
LCI International
 5.0% Conv. .....................  55,000         2,268,750
                                                -------------
PROFESSIONAL SERVICES (0.1%)
General Motors Corp.
 6.5% Conv. Series C ............  23,700         1,493,100
                                                -------------
 TOTAL BUSINESS SERVICES (0.3%)                   3,761,850
                                                -------------

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1995 (Unaudited)

                                    NUMBER OF       VALUE
                                      SHARES       (NOTE 1)
--------------------------------  ------------  -------------
PREFERRED STOCKS (Continued):
CONSUMER CYCLICALS (0.1%)
RETAIL--GENERAL
Best Buy Capital L.P.
 6.5% Conv. .....................      23,400   $   997,425
                                                -------------
CREDIT SENSITIVE
BANKS (0.1%)
First Chicago Corp.
 5.75% Conv. Series B ...........      28,300     1,641,400
                                                -------------
FINANCIAL SERVICES (0.2%)
Allstate Corp.
 $2.30 Conv. ....................      50,800     2,070,100
First USA
 $6.25 Conv. ....................      31,200     1,263,600
                                                -------------
                                                  3,333,700
                                                -------------
 TOTAL CREDIT SENSITIVE (0.3%)  .                 4,975,100
                                                -------------
ENERGY
OIL--DOMESTIC (0.1%)
Occidental Petroleum Corp.
 $3.875 Conv.* ..................      27,900     1,586,813
                                                -------------
RAILROADS (0.1%)
Burlington Northern, Inc.
 6.25% Conv. Series A ...........      25,700     1,734,750
                                                -------------
 TOTAL ENERGY (0.2%) ............                 3,321,563
                                                -------------
TECHNOLOGY
ELECTRONICS (0.2%)
National Semiconductor Corp.
 $3.25 Conv. ....................      22,200     2,189,475
                                                -------------
TOTAL PREFERRED STOCKS (1.3%)
 (Cost $15,838,336) .............                18,189,913
                                                -------------
                                   PRINCIPAL
                                     AMOUNT
                                  ------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (0.1%)
PAPER
Stone Container Corp.
 8.875% Conv. Sub. Deb.,
 07/15/00 ....................... $   700,000     1,400,000
                                                -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.2%)
Thermo Electron Corp.
 5.0% Euro Conv., 04/15/01  .....   1,930,000     2,610,325
                                                -------------
PRINTING, PUBLISHING & BROADCASTING (0.8%)
Time Warner Entertainment
 8.375%, 03/15/23 ...............  11,800,000    11,626,776
                                                -------------
PROFESSIONAL SERVICES (0.3%)
Danka Business Systems
 6.75% Conv., 04/01/02+ .........   1,600,000     1,688,000
First Financial Management Corp.
 5.0% Conv., 12/15/99 ...........   1,975,000     2,678,594
                                                -------------
                                                  4,366,594
                                                -------------
 TOTAL BUSINESS SERVICES (1.3%)                  18,603,695
                                                -------------
CAPITAL GOODS (0.2%)
MACHINERY
Solectron Corp.
 Zero Coupon Conv. Sub. Note,
 05/05/12 .......................   4,575,000     3,248,250
                                                -------------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Delta Air Lines, Inc.
 3.23% Conv., 06/15/03 ..........   2,160,000     2,073,600
                                                -------------

                                       PRINCIPAL       VALUE
                                        AMOUNT        (NOTE 1)
----------------------------------  -------------  ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
LEISURE RELATED (0.1%)
Carnival Cruise Lines, Inc.
 4.5% Conv. Sub. Note, 07/01/97  .. $   980,000    $  1,353,625
                                                   ------------
RETAIL--GENERAL (0.1%)
Lowes Cos., Inc.
 3.0% Conv., 07/22/03 .............     890,000       1,056,875
                                                   ------------
 TOTAL CONSUMER CYCLICALS (0.3%)                      4,484,100
                                                   ------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.4%)
Integrated Health Services
 5.75% Conv., 01/01/01 ............   1,910,000       2,058,025
Omnicare, Inc.
 5.75% Conv., 10/01/03 ............     820,000       1,556,975
Sun Healthcare Group
 6.0% Conv., 03/01/04 .............   1,580,000       1,489,150
                                                   ------------
                                                      5,104,150
                                                   ------------
RETAIL--FOOD (0.1%)
Kroger Co.
 6.375% Jr. Sub. Conv. Note,
 12/01/99 .........................   1,130,000       1,630,025
                                                   ------------
 TOTAL CONSUMER NONCYCLICALS (0.5%)                   6,734,175
                                                   ------------
CREDIT SENSITIVE
BANKS (0.7%)
Banco Centrale Hispano
 Cayman Islands
 8.25%, 06/15/04 ..................   9,375,000       9,882,844
                                                   ------------
FINANCIAL SERVICES (1.1%)
Liberty Mutual
 8.50%, 05/15/25 ..................  14,375,000      14,834,324
Medaphis Corp.
 6.5% Conv., 01/01/00+ ............     695,000       1,099,838
                                                   ------------
                                                     15,934,162
                                                   ------------
FOREIGN GOVERNMENT (2.0%)
Italy Global Bond
 6.875%, 09/27/23 .................  15,000,000      13,314,600
Province of Quebec
 7.5%, 07/15/23 ...................  16,450,000      15,930,016
                                                   ------------
                                                     29,244,616
                                                   ------------
MORTGAGE RELATED (3.3%)
Federal National Mortgage
 Association
 6.0%, 06/01/09 ...................  49,000,000      47,591,250
                                                   ------------
UTILITY--TELEPHONE (0.1%)
LDDS Communications, Inc.
 5.0% Conv., 08/15/03 .............   1,750,000       1,675,625
                                                   ------------
U.S. GOVERNMENT (23.3%)
U.S. Treasury:
 7.25% Note, 02/15/98 .............  67,800,000      70,024,653
 7.75% Note, 12/31/99 .............  55,400,000      59,139,500
 7.75% Note, 01/31/00 .............  86,000,000      91,912,500
 6.25% Note, 05/31/00 .............  33,500,000      33,876,875
 7.50% Note, 02/15/05 .............  44,900,000      48,912,937
 6.50% Note, 05/15/05 .............  12,110,000      12,359,769
 7.625% Bond, 02/15/25 ............  14,025,000      15,821,952
                                                   ------------
                                                    332,048,186
                                                   ------------
 TOTAL CREDIT SENSITIVE (30.5%)  ..                 436,376,683
                                                   ------------

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1995 (Unaudited)

                                       PRINCIPAL       VALUE
                                        AMOUNT        (NOTE 1)
----------------------------------  -------------  ------------
LONG-TERM DEBT SECURITIES (Continued):
ENERGY
OIL--DOMESTIC (0.1%)
Apache Corp.
 6.0% Euro Conv., 01/15/02 ........ $ 1,310,000    $  1,454,100
                                                   ------------
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Amoco Canada
 7.375% Conv. Sub. Deb., 09/01/13     1,425,000       1,795,500
                                                   ------------
 TOTAL ENERGY (0.2%) ..............                   3,249,600
                                                   ------------
TECHNOLOGY
ELECTRONICS (1.8%)
Altera Corp.
 5.75% Conv. Sub. Note, 06/15/02  .   1,815,000       1,912,556
Arrow Electronics, Inc.
 5.75% Conv., 10/15/02 ............   1,825,000       2,780,844
Cypress Semiconductor
 3.15% Conv., 03/15/01+ ...........   2,110,000       3,151,813
EMC Corp.
 4.25% Conv., 01/01/01 ............   3,245,000       4,328,019
General Instrument Corp.
 5.0% Conv., 06/15/00 .............   1,785,000       2,949,713
Integrated Device Technology, Inc.
 5.5% Conv., 06/01/02 .............   2,155,000       2,260,056
Lam Research Corp.
 6.0% Conv. Sub. Deb., 05/01/03  ..   1,200,000       3,105,000
LSI Logic Corp.
 5.5% Conv., 03/15/01+ ............     645,000       2,090,606
Motorola, Inc.
 Zero Coupon Conv., 09/27/13  .....   3,120,000       2,554,500
                                                   ------------
                                                     25,133,107
                                                   ------------
TELECOMMUNICATIONS (1.2%)
Tele-Communications, Inc.
 10.125%, 04/15/22 ................  15,325,000      17,341,004
                                                   ------------
 TOTAL TECHNOLOGY (3.0%) ..........                  42,474,111
                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES (36.1%)
 (Amortized Cost $498,658,780)                      516,570,614
                                                   ------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
Bank of California:
 5.93%, due 07/12/95 ..............   2,000,000       1,996,376
 5.93%, due 07/14/95 ..............   3,500,000       3,492,505
First Union Bank of N.C.
 5.79%, due 10/13/95 ..............  12,000,000      11,796,160
SHORT-TERM DEBT SECURITIES (Continued):
Mitsubishi Bank Ltd.--N.Y.
 5.84%, due 09/25/95 .............. $10,000,000    $  9,856,667
                                                   ------------
 TOTAL BANKERS' ACCEPTANCES (1.9%)                   27,141,708
                                                   ------------
CERTIFICATES OF DEPOSIT
ABN Amro Holdings
 6.39%, due 07/10/95 ..............  10,000,000      10,000,825
Sanwa Bank Ltd.
 5.95%, due 07/06/95 ..............  10,000,000       9,999,839
                                                   ------------
 TOTAL CERTIFICATES OF DEPOSIT (1.4%)                20,000,664
                                                   ------------
COMMERCIAL PAPER
Akzo America, Inc.
 5.87%, due 09/19/95 ..............  15,000,000      14,806,666
ASCC Commercial Paper
 5.88%, due 09/21/95 ..............   5,000,000       4,933,944
Beta Finance, Inc.:
 5.82%, due 09/08/95 ..............   5,000,000       4,944,417
 5.88%, due 09/18/95 ..............  12,000,000      11,847,267
Commerzbank
 6.25%, due 07/03/95 ..............  12,300,000      12,295,729
Crosby Head Funding
 5.98%, due 07/12/95 ..............  10,000,000       9,981,728

                                       PRINCIPAL       VALUE
                                        AMOUNT        (NOTE 1)
----------------------------------  -------------  ------------
SHORT-TERM DEBT SECURITIES (Continued):
General Electric Capital Corp.
 5.58%, due 03/08/96 ..............  5,000,000          4,804,778
Goldman Sachs & Co.
 5.84%, due 11/01/95 ..............  7,000,000          6,863,675
October Corp.
 5.93%, due 09/08/95 ..............  3,000,000          2,966,650
Progress Receivables Funding
 6.0%, due 07/17/95 ...............  2,000,000          1,994,667
Province of Quebec
 5.87%, due 09/11/95 .............. 11,950,000         11,811,380
Sumitomo Corp. of America
 6.0%, due 07/28/95 ...............  5,000,000          4,977,500
Thames Global Asset Funding
 6.25%, due 07/14/95 .............. 10,000,000          9,977,430
Triple A Funding
 6.0%, due 07/17/95 ...............  1,000,000            997,333
Unilever PLC
 5.66%, due 12/11/95 ..............  7,500,000          7,308,815
                                                   ------------
 TOTAL COMMERCIAL PAPER (7.7%)                        110,511,979
                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES (11.0%)
 (Amortized Cost $157,649,660)                        157,654,351
                                                   ------------
TOTAL INVESTMENTS (98.8%)
 (Cost/Amortized Cost $1,350,108,305)               1,412,491,886
CASH AND RECEIVABLES
 LESS LIABILITIES (1.2%) ..........                    17,360,351
                                                   ------------
NET ASSETS (100.0%) ...............                $1,429,852,237
                                                   ============

-------------------
   *    Non-income producing.
   + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers.
   ++ Affiliated company as defined under the Investment Company Act of 1940 (see Note 5).

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------  -----------  ------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (2.1%)
Akzo Nobel N.V. ..................   1,500      $   179,350
Bayer AG .........................     500          124,272
Dainippon Ink & Chemical, Inc.  ..  20,000           85,659
Hercules, Inc. ................... 260,000       12,675,000
Indo Gulf Fertilisers (GDR)  .....  50,000          102,500
Ishihara Sangyo Ltd.* ............  15,000           44,599
Mitsui Petrochemical Industries  .   8,000           60,598
Nippon Sanso Corp.* ..............  10,000           45,071
Riken Vinyl Industries Co. Ltd.  .   1,000            8,377
Sanyo Chemicals ..................   9,000           81,765
Sekisui Chemical Co. Ltd. ........  20,000          235,974
Showa Denko K.K.* ................  12,000           35,396
Tessenderlo Chemie ...............   1,900          719,804
                                                ------------
                                                 14,398,365
                                                ------------
CHEMICALS--SPECIALTY (0.5%)
Morton International, Inc.  ...... 100,000        2,925,000
SGL Carbon AG*+ ..................  12,800          572,036
                                                ------------
                                                  3,497,036
                                                ------------
METALS & MINING (1.2%)
Aluminum Co. of America .......... 160,000        8,020,000
Biron Corp. ......................  80,000           25,018
Gwalia Consolidated ..............  95,800          132,094
Hoganas AB, Series B+ ............  14,000          273,777
                                                ------------
                                                  8,450,889
                                                ------------
PAPER (2.1%)
Asia Pacific Resources
 International Holdings Ltd.
 (Class A)* ......................   8,000           73,000
Enso-Gutzeit, Series R ...........  30,000          272,014
Grupo Industrial Durango (ADR)*  .  12,000           96,000
International Paper Co. .......... 160,000       13,720,000
Mayr-Melnhof Karton Aktien+  .....   2,000          115,785
Oji Paper ........................  36,000          346,174
                                                ------------
                                                 14,622,973
                                                ------------
STEEL (0.2%)
Acerinox S.A. ....................   1,000          122,816
British Steel ....................  50,000          136,631
Hitachi Metals Ltd. ..............  14,000          157,088
Kawasaki Steel Corp.* ............  15,000           49,201
Nippon Steel Corp. ...............  10,000           32,564
SSAB Svenskt Stal (Class B)  .....  20,000          234,115
                                                ------------
                                                    732,415
                                                ------------
 TOTAL BASIC MATERIALS (6.1%)  ...               41,701,678
                                                ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.9%)
Browning-Ferris Industries, Inc.   140,000        5,057,500
Kurita Water Industries ..........   6,000          154,327
Powerscreen International ........  65,000          331,455
Tomra Systems .................... 120,000          471,224
                                                ------------
                                                  6,014,506
                                                ------------
COMMON STOCKS (Continued):
PRINTING, PUBLISHING &
 BROADCASTING (1.4%)
Capital Cities ABC, Inc. .........  80,000      $ 8,640,000
Central European Media
 Enterprises Ltd.* ...............   2,200           32,725
Oriental Press Group ............. 200,000           80,772
Reed International ...............   5,000           70,245
Sunshine Broadcasting Network  ...  27,000           37,997
Toppan Printing Co. ..............  14,000          183,352
United Newspapers PLC ............  15,000          124,102
Ver Ned Uitgevers ................   2,500          299,400

                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------  -----------  ------------
COMMON STOCKS (Continued):
Wolters Kluwer ...................   5,030         443,920
                                                ------------
                                                 9,912,513
                                                ------------
PROFESSIONAL SERVICES (1.4%)
Apcoa Parking AG* ................   2,500         132,878
Automated Security Holdings*  ....  51,041          39,792
First Financial Management Corp.    20,000       1,710,000
Randstad Holdings N.V. ...........   3,000         212,276
Reynolds & Reynolds Co. .......... 240,000       7,080,000
Secom Co. ........................   1,000          62,887
Williams Holdings PLC ............  40,000         200,791
                                                ------------
                                                 9,438,624
                                                ------------
TRUCKING, SHIPPING (0.1%)
Autostrade Conc E Costr-Priv  .... 105,000         117,493
Brambles Industries Ltd. .........  15,000         142,221
Irish Continental Group ..........  24,000         176,950
Western Bulk Shipping+ ...........  31,500         153,343
                                                ------------
                                                   590,007
                                                ------------
 TOTAL BUSINESS SERVICES (3.8%)                 25,955,650
                                                ------------
CAPITAL GOODS
BUILDING & CONSTRUCTION (0.3%)
BBC Brown Boveri .................     350         362,310
Bufete Industrial S.A. (ADS)  ....   2,700          43,875
Chloride Group ................... 230,000          71,359
Fukuda Corp. .....................  16,000         165,182
Hopewell Holdings ................ 230,000         194,694
Kanamoto Co. Ltd. ................   3,000          46,015
Kaneshita Construction ...........  18,000         237,862
Kyosei Rentemu Co. Ltd. ..........   1,000          13,569
Macmahon Holdings Ltd.* .......... 800,000         210,382
National House Industrial ........  10,000         185,240
Oriental Construction Co.*  ......   1,000          21,002
Paul Y.-ITC Construction ......... 450,000         100,028
PS Corp. .........................  11,000         198,572
Royal Plastics Group Ltd.*+  .....  10,000         137,438
Sphinx-Gustavsberg* ..............   5,000         178,833
Toda Construction ................  10,000          87,782
Wesco, Inc. ......................   5,300         120,689
                                                ------------
                                                 2,374,832
                                                ------------
BUILDING MATERIALS
 & FOREST PRODUCTS (0.1%)
C.I. Holdings BHD ................  22,000          91,140
Fletcher Challenge ...............  30,000          84,237
Lafarge Canada ...................   3,000          57,888
Lafarge Corp. ....................   3,000         233,259
Macmillan Bloedel Ltd. ...........   5,000          70,084

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------  -----------  ------------
COMMON STOCKS (Continued):
Nichiha ..........................   4,000      $    82,591
                                                ------------
                                                    619,199
                                                ------------
ELECTRICAL EQUIPMENT (1.7%)
General Electric Co. ............. 200,000       11,275,000
Kinden Corp. .....................   6,000          111,852
Omron Corp. ......................  10,000          191,139
Philips Electronics N.V. .........   3,000          128,250
Vae Eisenbahnsys .................   1,633          164,561
                                                ------------
                                                 11,870,802
                                                ------------
MACHINERY (2.3%)
Caterpillar, Inc. ................ 140,000        8,995,000
Construcciones Auxiliar Ferro  ...   3,000          120,173
Deere & Co. ......................  60,000        5,137,500
Fag Kugelfischer Georg Schaefer*       400           54,525
Fanuc Co. ........................     600           25,910
Kalmar Industries AB+ ............  12,000          185,088
Keppel Corp. .....................  18,000          146,834
Keyence Corp. ....................   3,600          403,516
SMC Corp. ........................   6,000          344,758
                                                ------------
                                                 15,413,304
                                                ------------
 TOTAL CAPITAL GOODS (4.4%)  .....               30,278,137
                                                ------------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Air New Zealand Limited 'B'
 Shares* .........................  50,000          145,410
British Airways ..................  40,000          262,205
KLM* .............................  15,000          487,110
                                                ------------
                                                    894,725
                                                ------------
AUTO RELATED (0.1%)
Autoliv AB* ......................   3,000          160,713
Autoliv AB (ADS)*+ ...............   3,000          160,125
Daikin Manufacturing .............   6,000           90,614
Mabuchi Motor ....................   4,000          275,618
Minebea Co. ......................  29,000          186,137
Pacific Dunlop ...................  10,000           21,038
                                                ------------
                                                    894,245
                                                ------------
AUTOS & TRUCKS (0.0%)
Mitsubishi Motors Corp. ..........  20,000          164,946
Volvo AB (Series B) ..............   5,500          104,904
                                                ------------
                                                    269,850
                                                ------------
FOOD SERVICES, LODGING (1.6%)
AAPC Limited ..................... 400,000          187,638
International Pizza Corp.*  ......  16,400           18,450
International Pizza Corp.--
 Warrants* .......................  16,400            2,050
Marriott International, Inc.  .... 120,000        4,305,000
McDonald's Corp. ................. 160,000        6,260,000
                                                ------------
                                                 10,773,138
                                                ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.2%)
Atag Holdings ....................   1,300          101,806
Electrolux B .....................   2,000           91,167
Industrie Natuzzi (ADR) ..........  10,000          331,250
Maax, Inc.* ......................  25,800          206,648
Morishita Co. Ltd. ...............   6,000           49,625
Nippon Electric Glass ............  15,100          242,298
Noritz Co. .......................   5,000      $    93,800
Philips Electronics ..............   3,500          148,231
Sharp Corp. ......................  12,000          158,575
                                                ------------
                                                  1,423,400
                                                ------------
LEISURE RELATED (1.3%)
Cinar Films, Inc. (Class B)*  ....  30,000          294,375

                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------  -----------  ------------
COMMON STOCKS (Continued):
CUC International, Inc.* ......... 140,000       5,880,000
Disney (Walt) Co. ................  30,000       1,668,750
Helicopter Line Ltd.* ............  70,000         210,593
Nelvana Limited*+ ................  18,900         254,596
Polygram .........................   4,000         236,292
Skis Rossignol ...................     200          47,122
Skis Rossignol--Rights* ..........     200               0
                                                ------------
                                                 8,591,728
                                                ------------
RETAIL--GENERAL (2.9%)
Centros Comerciales Pryca S.A.*  .  10,000         185,835
Circuit City Stores, Inc. ........  60,000       1,897,500
Dollar General Corp. ............. 240,000       7,590,000
Eidensha Co. Ltd. ................  11,000         149,254
Fu Hui Jewellery* ................ 400,000          23,262
Ishiguro Homa ....................   7,000         118,931
Matsuyadenki Co. Industries  .....   8,000          83,063
Nissen Corp. Ltd. ................   2,700          81,234
Office Depot, Inc.* .............. 200,000       5,625,000
Rinascente .......................  30,000         170,600
Sato Corp. .......................   7,770         137,514
Shimamura Co. Ltd. ...............   5,000         176,981
Swank International Manufacturing  500,000          57,510
Swank International
 Manufacturing--Warrants* ........  80,000             103
The Talbots, Inc. ................  82,800       3,291,300
Xebio Co. ........................   3,000         102,649
                                                ------------
                                                19,690,736
                                                ------------
 TOTAL CONSUMER CYCLICALS (6.2%)                42,537,822
                                                ------------
CONSUMER NONCYCLICALS
BEVERAGES (1.5%)
Coca-Cola Co. .................... 160,000      10,200,000
Lion Nathan Ltd. .................  80,000         158,313
Panamerican Beverages ............   2,000          60,000
Takara Shuzo Co. .................   6,000          45,378
                                                ------------
                                                10,463,691
                                                ------------
DRUGS (2.0%)
Astra AB (Series A) ..............  15,000         463,754
Novo-Nordisk AS ..................   2,500         266,747
Pfizer, Inc. ..................... 120,000      11,085,000
Roche Holdings AG Genusscheine  ..      80         515,502
Sankyo Co. .......................   9,000         209,191
Santen Pharmaceutical Co. ........  11,700         311,982
Takeda Chemical Industries  ......   9,000         118,931
Yamanouchi Pharmaceutical ........  13,000         292,962
Zeneca Group PLC .................  30,000         506,909
                                                ------------
                                                13,770,978
                                                ------------
FOODS (1.4%)
IBP, Inc. ........................ 220,000       9,570,000

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1995 (Unaudited)

                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------  -----------  ------------
COMMON STOCKS (Continued):
Shriram Industrial Enterprises
 Ltd. (GDR)+ .....................  24,000      $   225,000
Shriram Industrial
 Enterprises Ltd.--Warrants*  ....   8,000            2,000
Viscofan Envoltura ...............   6,000           88,705
                                                ------------
                                                  9,885,705
                                                ------------
HOSPITAL SUPPLIES & SERVICES (2.8%)
Abbott Laboratories, Inc. ........ 100,000        4,050,000
Columbia HCA Healthcare Corp.  ...  60,000        2,595,000
Medtronic, Inc. .................. 160,000       12,340,000
Tamro Group ......................  20,000           89,031
Wright Medical Technology, Inc.--
 Warrants* .......................     206           33,990
                                                ------------
                                                 19,108,021
                                                ------------
RETAIL--FOOD (0.0%)
Familymart Co. ...................   1,700           85,246
York-Benimaru Co. ................   1,000           37,756
                                                ------------
                                                    123,002
                                                ------------
SOAPS & TOILETRIES (2.3%)
Gillette Corp. ................... 360,000       16,065,000
                                                ------------
TOBACCO (3.4%)
Philip Morris Cos., Inc. ......... 240,000       17,850,000
UST, Inc. ........................ 160,000        4,760,000
                                                ------------
                                                 22,610,000
                                                ------------
 TOTAL CONSUMER NONCYCLICALS (13.4%)             92,026,397
                                                ------------
CREDIT SENSITIVE
BANKS (4.6%)
Advance Bank Australia-- Rights*    40,000           13,931
Akita Bank .......................  11,550           98,799
Allied Irish Bank ................  45,000          212,340
Asahi Bank Ltd. ..................  12,000          128,134
Banco Latinoamericano de
 Exportaciones, S.A. .............   9,500          314,688
Banco Osorno Y La Union (ADR)  ...  16,000          222,000
Banco Popular ....................   1,200          178,401
Bancomer B Local* ................  50,000           14,640
Bancomer B Local--Rights* ........   1,851                0
Bank of New York Co. ............. 440,000       17,765,000
Barclays Bank ....................  15,000          161,213
Citicorp ......................... 100,000        5,787,500
First Bank Systems ............... 120,000        4,920,000
Grupo Financiero Banorte
 (Class C)* ......................  18,000           23,328
Hock Hua Bank ....................  40,000          150,943
HSBC Holding PLC .................  20,000          256,533
International Bank of Asia  ...... 270,000          144,809
Mitsubishi Bank ..................  10,000          215,916
Overseas Chinese Bank ............  10,000          110,912
Overseas Union Bank Ltd. .........  22,000          138,533
Schweiz Bankverein ...............     270           95,667
Sparbanken Sverige AB+ ...........  34,000          287,399
Toho Bank ........................  10,000           81,464
Yamanashi Chuo Bank ..............  10,000          112,088
                                                ------------
                                                 31,434,238
                                                ------------
FINANCIAL SERVICES (0.4%)
American Express Co. .............  60,000      $ 2,107,500
Hong Leong Finance ...............  50,000          135,242
Invesco ..........................  70,000          236,669
JCG Holdings .....................  60,000           39,546
Nichiei Co. Ltd. .................   3,000          185,122
Promise Co. Ltd. .................   7,200          300,726
                                                ------------
                                                  3,004,805
                                                ------------
INSURANCE (2.3%)
AFLAC, Inc. ...................... 200,000        8,750,000

                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------  -----------  ------------
COMMON STOCKS (Continued):
General Re Corp. .................  50,000       6,693,750
Koa Fire & Marine ................  20,000         122,707
                                                ------------
                                                15,566,457
                                                ------------
REAL ESTATE (0.1%)
Cheung Kong Holdings .............  30,000         148,492
Chubu Sekiwa Real Estate .........   4,000          42,475
Hong Kong Land Holding ........... 100,000         181,990
                                                ------------
                                                   372,957
                                                ------------
UTILITY--ELECTRIC (0.1%)
Enersis S.A. (ADR) ...............   9,000         265,500
EVN ..............................   2,000         279,900
Hidroelectrica del Cantabrico  ...   2,000          61,119
Powergen PLC .....................  15,000         115,391
Powergen PLC (ADR) ...............   1,250          39,219
Veba .............................     200          78,533
                                                ------------
                                                   839,662
                                                ------------
UTILITY--GAS (0.9%)
ENRON Corp. ...................... 180,000       6,322,500
                                                ------------
UTILITY--TELEPHONE (0.1%)
Atlantic Tele-Network* ...........   3,000          24,375
Kon PTT Nederland+ ...............   6,000         215,762
Nippon Telegraph & Telephone
 Corp. * .........................      20         167,542
PT Indonesian Satellite (ADR)  ...   5,000         191,250
Stet D Risp Port .................  29,970          66,650
Stet-Societa Finanziaria
 Telefonica (ADR) ................  30,000          83,051
Tele Danmark AS, B Shares ........   4,000         222,660
                                                ------------
                                                   971,290
                                                ------------
 TOTAL CREDIT SENSITIVE (8.5%)  ..              58,511,909
                                                ------------
ENERGY
OIL--DOMESTIC (1.5%)
Amoco Corp. ......................  80,000       5,330,000
Orbit Oil and Gas* ...............  30,000          22,281
Phillips Petroleum Co. ........... 140,000       4,672,500
XCL Corp.* ....................... 200,000         162,500
                                                ------------
                                                10,187,281
                                                ------------
OIL--INTERNATIONAL (0.1%)
Ampolex Ltd. .....................  50,000         113,720
Canadian Occidental ..............   3,000          93,375
Norsk Hydro AS ...................   6,000         251,677
Repsol SA ........................   7,000         220,276
Showa Shell Sekiyu ...............   5,750          55,088
YPF Sociedad Anonima (ADR)  ......   1,000          18,875
Yukong Ltd. (GDS)* ...............     838          14,559

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------  -----------  ------------
COMMON STOCKS (Continued):
Yukong Ltd. (GDR)*+ ..............   7,000      $    73,500
                                                ------------
                                                    841,070
                                                ------------
OIL--SUPPLIES & CONSTRUCTION (0.0%)
Coflexip (ADR) ...................  11,000          279,125
Transamerican Refining--
 Warrants* .......................   8,418           27,359
                                                ------------
                                                    306,484
                                                ------------
 TOTAL ENERGY (1.6%) .............               11,334,835
                                                ------------
TECHNOLOGY
ELECTRONICS (4.7%)
Applied Materials, Inc.* .........  80,000        6,930,000
ASM Lithography Holding N.V.*  ...   9,000          313,765
Austria Mikro Systeme
 International AG+ ...............   2,400          315,890
Disco Co. ........................   5,000          145,124
Fuji Electronics Co. .............   9,000          221,934
Futaba Corp. .....................   4,000          181,228
GP Batteries International  ......  34,000           83,300
Hirose Electric Co. Ltd. .........   1,000           61,943
Kyocera Corp. ....................   6,000          494,130
Linear Technology Corp. ..........  90,000        5,940,000
Molex, Inc. ...................... 140,000        5,425,000
Murata Manufacturing Co. Ltd.  ...   2,000           75,748
Nikon Corp. ......................  18,000          177,122
Rohm Co. Ltd. ....................   5,000          258,392
TDK Corp. ........................   7,000          318,801
3Com Corp.* ......................  80,000        5,360,000
Tokyo Electron ...................  10,000          342,163
Tokyo Ohka Kogyo .................   7,000          190,785
Tyco International, Ltd. ......... 100,000        5,400,000
                                                ------------
                                                 32,235,325
                                                ------------
OFFICE EQUIPMENT (0.8%)
Canon, Inc. ......................  20,000          325,645
Fujitsu Ltd. .....................   2,000           19,940
Ricoh Elemex Corp. ...............   8,000           96,278
Sun Microsystems, Inc.* .......... 100,000        4,850,000
                                                ------------
                                                  5,291,863
                                                ------------
OFFICE EQUIPMENT SERVICES (1.7%)
Accugraph Corp. (Class A)*  ......  30,000          128,336
Getronics N.V. ...................   6,099          298,861
Oracle Corp.* .................... 160,000        6,180,000
Paychex, Inc. .................... 140,000        5,075,000
                                                ------------
                                                 11,682,197
                                                ------------
TELECOMMUNICATIONS (2.0%)
ADC Telecommunications, Inc.*  ... 160,000        5,720,000
Andrew Corp.* .................... 100,000        5,787,500
BCE Mobile Communications, Inc.*     4,500          149,907
Bell Cablemedia PLC (ADR)*  ......   7,000          133,000
Cellular Communications Puerto
 Rico, Inc.* .....................   3,600          110,250
DDI Corporation ..................      38          304,879
Filtronic Comtek PLC* ............ 200,000          887,805
Mannesmann AG ....................     800          244,423
Nihon Dempa Kogyo ................  15,000          433,603
Rogers Cantel Mobile
 Communications, Inc.
 (Class B)* ......................   6,000      $   144,173
Tokyo Broadcasting System ........  17,000          242,700
                                                ------------
                                                 14,158,240
                                                ------------
 TOTAL TECHNOLOGY (9.2%) .........               63,367,625
                                                ------------
DIVERSIFIED
MISCELLANEOUS (0.6%)
Alba .............................   2,000          103,241
Allied Signal, Inc. ..............  60,000        2,670,000

                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------  -----------  ------------
COMMON STOCKS (Continued):
Austral Enterprises BHD ..........     20,000        59,885
Crean (James) PLC--Units .........     30,000       105,678
Hanson PLC .......................    100,000       350,031
Indonesia Fund, Inc.* ............      4,000        44,500
International UNP Holdings*  .....    143,000        54,144
International UNP Holdings--
 Warrants*(c) ....................    125,000        10,922
Taiwan Fund, Inc. ................      8,000       175,000
Taiwan Fund, Inc.--Rights*  ......      2,000             0
Tomkins PLC ......................     50,000       178,993
                                                ------------
 TOTAL DIVERSIFIED (0.6%) ........                3,752,394
                                                ------------
TOTAL COMMON STOCKS (53.8%)
 (Cost $306,830,027) .............              369,466,447
                                                ------------
PREFERRED STOCKS:
CAPITAL GOODS (0.0%)
MACHINERY
Gea AG ...........................        120        38,529
                                                ------------
CONSUMER CYCLICALS (0.0%)
RETAIL-- GENERAL
Hach AG ..........................         50        23,719
                                                ------------
CREDIT SENSITIVE (0.0%)
INSURANCE
Marschollek Lauten Partners  .....        450       292,874
                                                ------------
TECHNOLOGY (0.1%)
TELECOMMUNICATIONS
Nokia Oy .........................     12,000       702,878
                                                ------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $245,564) .................                1,058,000
                                                ------------
                                   PRINCIPAL
                                     AMOUNT
                                   -----------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (0.4%)
Buckeye Cellulos
 10.25%, 05/15/01 ................ $  500,000       497,500
G-I Holdings
 Zero Coupon Sr. Disc. Note,
 10/01/98 ........................  1,000,000       670,000
Pioneer Americas Corp.
 13.375%, 04/01/05+ ..............    500,000       515,000
Sherritt Gordon
 9.75%, 04/01/03 .................  1,000,000       970,000
                                                ------------
                                                  2,652,500
                                                ------------

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1995 (Unaudited)

                                      PRINCIPAL       VALUE
                                        AMOUNT       (NOTE 1)
----------------------------------  ------------  ------------
LONG-TERM DEBT SECURITIES  (CONTINUED):
PAPER (0.7%)
Domtar, Inc.
 12.0%, 04/15/01 .................. $  750,000    $  862,500
Repap New Brunswick:
 9.875%, 07/15/00 .................    500,000       505,000
 10.625%, 04/15/05 ................    500,000       505,000
Repap Wisconsin
 9.25%, 02/01/02 ..................  1,000,000       967,500
Stone Container Corp.
 9.875%, 02/01/01 .................  1,000,000       991,250
Sweetheart Cup
 10.5%, 09/01/03 ..................    500,000       495,000
Williamhouse Regency of Delaware
 Inc.
 11.5%, 06/15/05 ..................    500,000       497,500
                                                  ------------
                                                   4,823,750
                                                  ------------
STEEL (0.1%)
Algoma Steel
 12.375%, 07/15/05 ................    500,000       450,770
                                                  ------------
 TOTAL BASIC MATERIALS (1.2%)  ....                7,927,020
                                                  ------------
BUSINESS SERVICES
PRINTING, PUBLISHING
 & BROADCASTING (0.1%)
American Media Operation
 11.625%, 11/15/04 ................    500,000       535,000
United States Banknote Corp.
 10.375% Sr. Note, 06/01/02  ......    450,000       369,000
                                                  ------------
                                                     904,000
                                                  ------------
TRUCKING, SHIPPING (0.2%)
Gearbulk Holding Ltd.
 11.25%, 12/01/04 .................  1,000,000     1,060,000
                                                  ------------
 TOTAL BUSINESS SERVICES (0.3%)  ..                1,964,000
                                                  ------------
CAPITAL GOODS
AEROSPACE (0.1%)
Rohr, Inc.
 11.625%, 05/15/03 ................    500,000       527,500
                                                  ------------
BUILDING & CONSTRUCTION (0.1%)
Boskalis Westminster
 5.25% Conv., 06/01/00 ............    900,000       554,028
                                                  ------------
MACHINERY (0.3%)
Primeco Corp.
 12.75%, 03/01/05 .................  1,000,000     1,020,000
Specialty Equipment
 11.375%, 12/01/03 ................  1,000,000     1,027,500
                                                  ------------
                                                   2,047,500
                                                  ------------
 TOTAL CAPITAL GOODS (0.5%)  ......                3,129,028
                                                  ------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.4%)
CMI Industries
 9.5%, 10/01/03 ...................  1,000,000       915,000
Ithaca Industries
 11.125%, 12/15/02 ................    500,000       475,000
Tultex Corp.
 10.625%, 03/15/05 ................ $1,000,000    $1,020,000
                                                  ------------
                                                   2,410,000
                                                  ------------
AUTO RELATED (0.1%)
JPS Automotive Products
 11.125%, 06/15/01 ................  1,000,000       985,000
                                                  ------------
RETAIL--GENERAL (0.2%)
Lowes Cos., Inc.
 3.0% Conv., 07/22/03 .............  1,015,000     1,205,313
                                                  ------------

                                      PRINCIPAL       VALUE
                                        AMOUNT       (NOTE 1)
----------------------------------  ------------  ------------
LONG-TERM DEBT SECURITIES  (CONTINUED):
 TOTAL CONSUMER CYCLICALS (0.7%)                    4,600,313
                                                  ------------
CONSUMER NONCYCLICALS
CONTAINERS (0.2%)
Calmar Spray Systems
 14.0%, 02/15/99 ..................  1,000,000      1,020,000
Silgan Corp.
 11.75% Deb., 06/15/02 ............    400,000        418,000
                                                  ------------
                                                    1,438,000
                                                  ------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
National Medical Enterprises, Inc.
 10.125%, 03/01/05 ................  1,000,000      1,056,250
Thermoscan
 13.5% Floating Rate,
 08/15/01 (a)+ ....................    500,000        502,500
Wright Medical Technology, Inc.
 10.75%, 07/01/00 .................    500,000        502,500
                                                  ------------
                                                    2,061,250
                                                  ------------
RETAIL--FOOD (0.1%)
Ralphs Grocery Co.
 10.45%, 06/15/04 .................    500,000        500,000
                                                  ------------
SOAPS & TOILETRIES (0.1%)
Revlon Worldwide
 Zero Coupon, 03/15/98 ............  1,000,000        692,500
                                                  ------------
 TOTAL CONSUMER NONCYCLICALS (0.7%)                 4,691,750
                                                  ------------
CREDIT SENSITIVE
BANKS (0.2%)
First Nationwide Holdings
 12.25%, 05/15/01 .................  1,000,000      1,060,000
                                                  ------------
REAL ESTATE (0.2%)
HMH Properties, Inc.
 9.5%, 05/15/05+ ..................    500,000        483,750
Scotsman Group
 9.5%, 12/15/00 ...................  1,000,000        975,000
                                                  ------------
                                                    1,458,750
                                                  ------------
U.S. GOVERNMENT (27.5%)
U.S. Treasury:
 7.25% Note, 02/15/98 ............. 31,450,000     32,481,937
 7.125% Note, 09/30/99 ............ 16,000,000     16,664,992
 7.75% Note, 12/31/99 ............. 16,780,000     17,912,650
 6.75% Note, 04/30/00 ............. 21,500,000     22,158,437
 7.5% Note, 02/15/05 .............. 26,000,000     28,323,750
 6.5% Note, 05/15/05 .............. 10,695,000     10,915,584
 7.5% Bond, 11/15/24 .............. 29,945,000     33,164,088
 7.625% Bond, 02/15/25 ............ 24,830,000     28,011,344
                                                  ------------
                                                  189,632,782
                                                  ------------
 TOTAL CREDIT SENSITIVE (27.9%)  ..               192,151,532
                                                  ------------

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1995 (Unaudited)

                                      PRINCIPAL       VALUE
                                        AMOUNT       (NOTE 1)
----------------------------------  ------------  ------------
LONG-TERM DEBT SECURITIES  (CONTINUED):
ENERGY
OIL--DOMESTIC (0.1%)
Gulf Canada Resources
 9.625%, 07/01/05 ................. $  500,000    $    497,500
WRT Energy Corp.
 13.875%, 03/01/02 ................    500,000         490,000
                                                  ------------
                                                       987,500
                                                  ------------
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Transamerican Refining
 16.5%, 02/15/02 ..................    500,000         527,500
                                                  ------------
 TOTAL ENERGY (0.2%) ..............                  1,515,000
                                                  ------------
TECHNOLOGY
ELECTRONICS (0.7%)
General Instrument Corp.
 5.0% Conv., 06/15/00 .............  2,000,000       3,305,000
Panamsat L.P.
 9.75% Sr. Secured Notes, 08/01/00   1,600,000       1,632,000
                                                  ------------
                                                     4,937,000
                                                  ------------
TELECOMMUNICATIONS (0.4%)
Bell Cablemedia
 Zero Coupon, 07/15/04 (b) ........  1,000,000         672,500
CF Cable TV, Inc.
 11.625%, 02/15/05 ................    500,000         530,000
Century Communications
 9.5% Sr. Note, 03/01/05 ..........    500,000         496,250
Intermedia Communications
 13.5%, 06/01/05+ .................    500,000         502,500
Mobile Telecommunications
 13.5%, 12/15/02 ..................    500,000         536,250
                                                  ------------
                                                     2,737,500
                                                  ------------
 TOTAL TECHNOLOGY (1.1%) ..........                  7,674,500
                                                  ------------
DIVERSIFIED
MISCELLANEOUS (0.1%)
Brierley Investment Ltd.
 9.0% Sub. Conv. Note, 06/30/98  ..     14,000          10,015
Day International, Inc.
 11.125%, 06/01/05 ................    750,000         753,750
                                                  ------------
 TOTAL DIVERSIFIED (0.1%) .........                    763,765
                                                  ------------
TOTAL LONG-TERM DEBT SECURITIES (32.7%)
 (Amortized Cost $213,694,325)  ...                224,416,908
                                                  ------------

                                      PRINCIPAL       VALUE
                                        AMOUNT       (NOTE 1)
----------------------------------  ------------  ------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES (1.0%)
Mitsubishi Bank Ltd.--N.Y.
 5.98% , due 07/21/95 ............. $ 3,100,000   $  3,089,701
Union Bancorp Los Angeles
 5.93%, due 07/31/95 ..............   3,500,000      3,482,704
                                                  ------------
 TOTAL BANKERS' ACCEPTANCES (1.0%)                   6,572,405
                                                  ------------
BANK NOTES (0.9%)
Banc One Milwaukee
 5.98%, due 09/05/95 ..............   6,000,000      6,002,421
                                                  ------------
COMMERCIAL PAPER
ASI Funding Corp.
 5.98%, due 07/10/95 ..............   2,617,000      2,613,088
Bank of New York
 5.95%, due 07/05/95 ..............  12,000,000     11,992,066
Commerzbank
 6.25%, due 07/03/95 ..............  11,100,000     11,096,145
Dynamic Funding Corp.
 6.03%, due 07/11/95 ..............  15,000,000     14,974,875
General Electric Financial Service
 5.7%, due 09/15/95 ...............   2,000,000      1,975,427
October Corp:
 5.97%, due 07/06/95 ..............   1,000,000        999,171
 5.97%, due 08/15/95 ..............   5,356,000      5,316,031
Province of Quebec
 5.95%, due 07/12/95 ..............   5,000,000      4,990,910
State Street Bank & Trust
 6.0%, due 07/06/95 ...............   9,011,000      9,003,491
                                                  ------------
 TOTAL COMMERCIAL PAPER (9.1%)                      62,961,204
                                                  ------------
TIME DEPOSITS (1.7%)
Mitsubishi Bank Ltd.-- N.Y.
 6.1875%, due 07/05/95 ............  12,000,000     12,000,000
                                                  ------------
TOTAL SHORT-TERM DEBT SECURITIES (12.7%)
 (Amortized Cost $87,534,249)  ....                 87,536,030
                                                  ------------
TOTAL INVESTMENTS (99.3%)
 (Cost/Amortized Cost $608,304,165)                682,477,385
CASH AND RECEIVABLES
 LESS LIABILITIES (0.7%) ..........                  4,520,484
                                                  ------------
NET ASSETS (100.0%) ...............               $686,997,869
                                                  ============

--------------------
   *    Non-income producing.
   + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers.
   (a) Interest rate shown on floating rate securities represents the rate at June 30, 1995.
   (b) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.
   (c)  Fair valued.

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 1995
(Unaudited)

1. Organization and Significant Accounting Policies

   The Hudson River Trust (Trust) (successor to The Hudson River Fund, Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust has thirteen Portfolios (Portfolios) currently in operation: Money Market, Intermediate Government Securities, Quality Bond, High Yield, Growth and Income, Equity Index, Common Stock, Global, International, Aggressive Stock, Conservative Investors, Balanced and Growth Investors. Shares of the Trust are offered to separate accounts of The Equitable Life Assurance Society of the United States (Equitable), a wholly-owned subsidiary of The Equitable Companies Incorporated, Equitable Variable Life Insurance Company (Equitable Variable), a wholly-owned subsidiary of the Equitable, and to separate accounts of other insurance companies unaffiliated with Equitable and Equitable Variable. Effective December 10, 1993 and December 14, 1994, the Trust's Board of Trustees approved the establishment of the Equity Index and International Portfolios, respectively. The Equity Index and International Portfolios commenced operations on March 1, 1994 and April 3, 1995, respectively, at an initial share value of $10.

   On September 15, 1993, the Trustees approved an application for an order of approval and exemption under the Investment Company Act of 1940 for filing with the Securities and Exchange Commission (SEC) for the substitution of shares of the Intermediate Government Securities Portfolio for shares of the Short-Term World Income Portfolio (STWIP) (Substitution). On February 22, 1994, 289,703 shares of STWIP with a value of $2,582,814 (including no unrealized appreciation or depreciation) were substituted for 254,893 shares of Intermediate Government Securities Portfolio with a net asset value at the date of substitution of $10.13 per share.

   The following is a summary of the significant accounting policies of the
Trust:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

   Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

   Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

   Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

   Long-term corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

   U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1995

   Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

   Except for the Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

   Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

   Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

   Interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

   Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

    (i) market value of investment securities, other assets and liabilities--at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

   Net currency gains or losses realized and unrealized as a result of differences between interest or dividends and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

   The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; dividends from net realized short-term and long-term capital gains are declared and distributed annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional Shares of the related Portfolios. All dividends are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

   Options Written:

   All Portfolios (except for the Money Market and Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1995

 below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

   Futures and Forward Contracts:

   Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

   Limitations on Market and Credit Risk:

   Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The contract amounts of these written options, futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

   Statement of Position 93-2:

   During the year ended December 31, 1993, the Trust adopted Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The Financial Highlights for periods prior to 1993 have not been restated to reflect this change in presentation. For the year ended December 31, 1994, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                     INTERMEDIATE
                                          MONEY       GOVERNMENT                                                 EQUITY
                                         MARKET       SECURITIES    QUALITY BOND   HIGH YIELD     BALANCED        INDEX
                                        PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                      -----------  --------------  ------------  ------------  -------------  -----------
Paid-in capital ..................... $ 1,966      $ 1,920,941     $(627,091)    $  16,377     $ 1,880,498    $ --
Undistributed (overdistributed) net
 investment income ..................  (1,966)       1,623,417       279,195        86,602         809,827      24
Accumulated net realized gain (loss)     --         (3,544,358)      347,896      (102,979)     (2,690,325)    (24)

                                                               AGGRESSIVE     CONSERVATIVE     GROWTH
                                 COMMON STOCK      GLOBAL         STOCK        INVESTORS      INVESTORS
                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                               --------------  ------------  -------------  --------------  -----------
Paid-in capital .............. $  6,286,555    $(193,169)    $ 5,068,852    $ 2,293         $  83,015
Undistributed net investment
 income ......................    5,564,130      176,903          32,809      6,360           409,232
Accumulated net realized gain
 (loss) ......................  (11,850,337)      20,126      (5,101,661)    (8,653)         (491,669)
Unrealized depreciation  .....         (348)      (3,860)         --           --                (578)

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1995

 2. Management of the Trust

   Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. (Alliance) acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. The investment advisory fees are as follows:

                                                                           DAILY AVERAGE NET ASSETS
                                                            ----------------------------------------------------
                                                                FIRST $350        NEXT $400         OVER $750
                                                                 MILLION           MILLION           MILLION
                                                            ----------------  ----------------  ----------------
Common Stock, Money Market and Balanced Portfolios  ....... .40%              .375%             .35%
Aggressive Stock and Intermediate Government Securities  ..
 Portfolios ............................................... .50%              .475%             .45%
High Yield, Global, Conservative Investors and Growth
 Investors Portfolios ..................................... .55%              .525%             .50%
                                                            FIRST $500        NEXT $500
                                                            MILLION           MILLION           OVER $1 BILLION
                                                            ----------------  ----------------  ----------------
Quality Bond and Growth and Income Portfolios ............. .55%              .525%             .50%
                                                            FIRST $750        NEXT $750         OVER $1.5
                                                            MILLION           MILLION           BILLION
                                                            ----------------  ----------------  ----------------
Equity Index Portfolio .................................... .35%              .30%              .25%
                                                            FIRST $500                          OVER $1.5
                                                            MILLION           NEXT $1 BILLION   BILLION
                                                            ----------------  ----------------  ----------------
International Portfolio ................................... .90%              .85%              .80%

3. Investment Transactions

   Investment security transactions, excluding short-term debt securities, for the Intermediate Government Securities, Quality Bond, High Yield, Growth and Income, Equity Index, Common Stock, Global, Aggressive Stock, Conservative Investors, Balanced and Growth Investors Portfolios for the six months ended June 30, 1995 and for the International Portfolio for the period from April 3, 1995 (commencement of operations) through June 30, 1995, were as follows:

                                            INTER-
                                           MEDIATE
                                          GOVERNMENT                                   GROWTH AND
                                          SECURITIES   QUALITY BOND     HIGH YIELD       INCOME
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                        ------------  -------------  --------------  -------------
COST OF PURCHASES:
Stocks and long-term corporate debt     $
 securities ...........................          --   $ 91,459,541   $172,658,408    $32,751,006
U.S. Government securities ............  60,427,588    267,059,906             --             --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt
 securities ...........................          --     51,684,452    153,045,658     11,231,549
U.S. Government securities ............  45,697,242    268,910,573             --             --

                                         EQUITY INDEX    COMMON STOCK       GLOBAL       INTERNATIONAL
                                           PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                        -------------  --------------  --------------  ---------------
COST OF PURCHASES:
Stocks and long-term corporate debt
 securities ........................... $31,012,544    $1,058,547,663  $199,242,112    $4,543,994
U.S. Government securities ............          --                --            --            --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt
 securities ...........................   3,045,527       980,325,595   118,898,869       568,139
U.S. Government securities ............          --                --            --            --

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1995

                                           AGGRESSIVE     CONSERVATIVE                       GROWTH
                                             STOCK         INVESTORS        BALANCED       INVESTORS
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                        --------------  --------------  --------------  --------------
COST OF PURCHASES:
Stocks and long-term corporate debt
 securities ........................... $1,260,233,034  $ 42,354,966    $859,171,398    $214,383,730
U.S. Government securities ............             --   203,838,242     610,648,486     237,127,040
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt
 securities ...........................  1,222,713,140    29,797,411     809,636,879     145,382,154
U.S. Government securities ............             --   161,258,940     429,563,912     116,770,987

   No activity is shown for the Money Market Portfolio since it trades exclusively in short-term debt securities.

   Transactions in options written for the six months ended June 30, 1995 are summarized as follows:

                                                             COMMON STOCK
                                                               PORTFOLIO
                                                     ---------------------------
                                                       NUMBER OF      PREMIUMS
                                                       CONTRACTS      RECEIVED
                                                     -----------  --------------
Options outstanding--January 1, 1995 ...............  11,000      $  4,512,479
Options written .................................... 194,600        51,964,460
Options terminated in closing purchase transactions  (51,800)      (13,359,265)
Options expired .................................... (49,200)      (13,204,070)
Options exercised .................................. (37,600)      (10,674,050)
                                                     -----------  --------------
Options outstanding -- June 30, 1995 ...............  67,000      $ 19,239,554
                                                     ===========  ==============

   The Portfolios (except for the Money Market, Intermediate Government Securities and Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on its foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At June 30, 1995, the Global, International and Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:

                                              CONTRACT       COST ON        U.S. $       UNREALIZED
                                               AMOUNT      ORIGINATION     CURRENT      APPRECIATION/
GLOBAL PORTFOLIO:                              (000'S)        DATE          VALUE      (DEPRECIATION)
------------------------------------------  -----------  -------------  ------------  ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, expiring 09/18/95 ...........   833,500    $ 9,840,032    $ 9,837,130   $  (2,902)
Malaysian Ringgit, expiring 07/05/95  .....     1,415        580,870        580,632        (238)
FOREIGN CURRENCY SALE CONTRACTS
Belgian Francs, expiring 07/11/95  ........    22,178        783,706        781,733       1,973
British Pounds, expiring 09/18/95  ........    11,700     17,926,155     18,270,720    (344,565)
Deutsche Marks, expiring 07/07/95-09/18/95     11,150      7,515,311      7,789,185    (273,874)
Finnish Markka, expiring 07/03/95  ........       443        103,525        103,691        (166)
French Francs, expiring 07/03/95 ..........     1,578        325,615        325,464         151
Irish Punt, expiring 07/03/95 .............       436        713,648        714,053        (405)
Japanese Yen, expiring 09/18/95 ........... 1,666,925     20,006,950     19,837,261     169,689
Netherland Guilders, expiring
 07/03/95-09/18/95 ........................    16,103      9,686,367     10,041,376    (355,009)
                                                                                      ---------------
                                                                                      $(805,346)
                                                                                      ===============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1995

                                               CONTRACT      COST ON       U.S. $      UNREALIZED
                                                AMOUNT     ORIGINATION    CURRENT     APPRECIATION/
INTERNATIONAL PORTFOLIO:                       (000'S)        DATE         VALUE     (DEPRECIATION)
-------------------------------------------  ----------  -------------  ----------  ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, expiring 07/03/95-09/18/95  .. 22,373      $264,566       $264,269    $  (297)
Malaysian Ringgit, expiring 07/05/95  ......     98        40,230         40,213        (17)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, expiring 09/18/95 ..........    114       178,022        181,379     (3,357)
Deutsche Marks, expiring 07/07/95-09/18/95      130        91,296         94,180     (2,884)
Japanese Yen, expiring 09/18/95 ............ 24,517       291,765        289,269      2,496
Netherland Guilders, expiring 09/18/95  ....    111        68,899         71,662     (2,763)
                                                                                    ---------------
                                                                                    $(6,822)
                                                                                    ===============

                                               CONTRACT      COST ON        U.S. $       UNREALIZED
                                                AMOUNT     ORIGINATION     CURRENT      APPRECIATION/
GROWTH INVESTORS PORTFOLIO:                    (000'S)        DATE          VALUE      (DEPRECIATION)
-------------------------------------------  ----------  -------------  ------------  ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, expiring 09/18/95 ............ 116,000     $1,369,459     $1,369,055    $    (404)
FOREIGN CURRENCY SALE CONTRACTS
Austrian Schillings, expiring 07/07/95  ....   2,089        214,553        214,677         (124)
Belgian Francs, expiring 07/11/95 ..........   7,755        274,044        273,354          690
British Pounds, expiring 07/03/95-09/18/95     1,248      1,916,485      1,951,295      (34,810)
Deutsche Marks, expiring 07/07/95-09/18/95     1,661      1,136,685      1,168,806      (32,121)
French Francs, expiring 07/03/95 ...........   1,715        353,869        353,705          164
Irish Punt, expiring 07/03/95 ..............     157        256,516        256,661         (145)
Japanese Yen, expiring 09/18/95 ............ 231,506      2,778,607      2,755,040       23,567
Netherland Guilders,
 expiring 07/03/95-09/18/95 ................   3,253      1,974,462      2,037,291      (62,829)
                                                                                      ---------------
                                                                                      $(106,012)
                                                                                      ===============

   As of June 30, 1995, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

                                                              INTER-
                                                              MEDIATE
                                                            GOVERNMENT
                                            MONEY MARKET    SECURITIES     QUALITY BOND    HIGH YIELD
                                             PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          --------------  -------------  --------------  ------------
Aggregate gross unrealized appreciation   $     34,581    $ 1,248,702    $  2,260,091    $ 2,534,279
Aggregate gross unrealized depreciation         (5,531)       (30,168)       (275,550)      (846,129)
                                          --------------  -------------  --------------  ------------
Net unrealized appreciation ............. $     29,050    $ 1,218,534    $  1,984,541    $ 1,688,150
                                          ==============  =============  ==============  ============
Federal income tax cost of investments  . $306,334,770    $61,280,876    $142,968,103    $94,186,942
                                          ==============  =============  ==============  ============

                                            GROWTH AND
                                              INCOME      EQUITY INDEX    COMMON STOCK       GLOBAL
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                          -------------  -------------  --------------  --------------
Aggregate gross unrealized appreciation   $ 4,878,098    $ 8,154,585    $  819,820,068  $ 61,393,363
Aggregate gross unrealized depreciation      (382,724)      (674,662)      (83,108,557)  (24,959,918)
                                          -------------  -------------  --------------  --------------
Net unrealized appreciation ............. $ 4,495,374    $ 7,479,923    $  736,711,511  $ 36,433,445
                                          =============  =============  ==============  ==============
Federal income tax cost of investments  . $56,271,842    $69,583,612    $3,612,136,562  $510,610,217
                                          =============  =============  ==============  ==============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1995

                                                              AGGRESSIVE     CONSERVATIVE                       GROWTH
                                            INTERNATIONAL       STOCK         INVESTORS        BALANCED       INVESTORS
                                              PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          ---------------  --------------  --------------  --------------  --------------
Aggregate gross unrealized appreciation   $  224,437       $  435,557,754  $ 11,398,946    $   82,244,100  $ 78,240,774
Aggregate gross unrealized depreciation     (173,823)         (47,771,129)     (213,659)      (21,508,941)   (4,412,861)
                                          ---------------  --------------  --------------  --------------  --------------
Net unrealized appreciation ............. $   50,614       $  387,786,625  $ 11,185,287    $   60,735,159  $ 73,827,913
                                          ===============  ==============  ==============  ==============  ==============
Federal income tax cost of investments  . $6,782,975       $1,780,825,738  $199,736,167    $1,351,756,727  $608,649,472
                                          ===============  ==============  ==============  ==============  ==============

   The Growth and Income Portfolio had net capital loss carryforwards of $284,490 (of which $2,753 expires in the year 2001 and $281,737 expires in the year 2002), and the Intermediate Government Securities, Quality Bond, High Yield, Aggressive Stock, Conservative Investors, Balanced and Growth Investors Portfolios had net capital loss carryforwards of $9,469,908, $6,513,805, $1,059,564, $41,137,196, $6,422,411, $19,919,410 and $3,699,317,
respectively, which all expire in the year 2002. To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

4. Capital Share Transactions

   At June 30, 1995, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into thirteen classes, one class for each Portfolio.

   Transactions in Shares were as follows:

                                                          INTERMEDIATE
                                                           GOVERNMENT
                        MONEY MARKET                      SECURITIES
                          PORTFOLIO                        PORTFOLIO
                 --------------------------------  --------------------------------
                  SIX MONTHS         YEAR ENDED      SIX MONTHS      YEAR ENDED
                ENDED JUNE 30,      DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                     1995                1994            1995             1994
                 ------------      --------------  --------------  -------------
SHARES SOLD .....  16,407,211      34,864,688      1,612,878         3,505,801
SHARES ISSUED IN
 CONNECTION WITH
 THE
 SUBSTITUTION OF
 THE SHORT-TERM
 WORLD INCOME
 PORTFOLIO ......          --               --            --            254,893
SHARES ISSUED IN
 REINVESTMENT
 OF DIVIDENDS
 AND
 DISTRIBUTIONS  .     880,750        1,126,391       184,745            764,978
                  ---------------  --------------  ---------------  --------------
TOTAL SHARES
 ISSUED .........  17,287,961       35,991,079     1,797,623          4,525,672
SHARES REDEEMED   (18,704,450)     (28,439,024)     (844,448)       (14,777,456)
                  ---------------  --------------  ---------------  --------------
NET INCREASE
 (DECREASE) .....  (1,416,489)       7,552,055       953,175        (10,251,784)
                  ===============  ==============  ===============  ==============






                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

     QUALITY BOND                      HIGH YIELD
       PORTFOLIO                        PORTFOLIO
----------------------------  ---------------------------
 SIX MONTHS       YEAR ENDED      SIX MONTHS    YEAR ENDED
ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,  DECEMBER 31,
  1995              1994            1995           1994
-------------  --------------   -------------  -------------
871,905        3,600,969        2,644,808      3,096,529






      --               --               --           --




  481,774          931,997          468,681          687,436
---------------  --------------  --------------  --------------
1,353,679        4,532,966        3,113,489        3,783,965
 (265,932)        (572,547)      (1,223,254)      (2,156,031)
---------------  --------------  ---------------  --------------

1,087,747        3,960,419        1,890,235         1,627,934
===============  ==============  ===============  ==============



THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
June 30, 1995

                           GROWTH AND
                             INCOME                      EQUITY INDEX
                            PORTFOLIO                     PORTFOLIO
                  ---------------------------  ------------------------------
                                                               FOR THE PERIOD
                                                                FROM MARCH 1,
                    SIX MONTHS     YEAR ENDED    SIX MONTHS       1994* TO
                    ENDED JUNE    DECEMBER 31,   ENDED JUNE     DECEMBER 31,
                     30, 1995         1994        30, 1995          1994
                  -------------  ------------  -------------  ---------------
Shares sold .....    2,484,934     3,211,395      4,529,681       3,972,324
Shares issued in
 reinvestment
 of dividends
 and
 distributions  .       71,318        43,243         51,761          81,699
                  -------------  ------------  -------------  ---------------
Total shares
 issued .........    2,556,252     3,254,638      4,581,442       4,054,023
Shares redeemed       (168,296)     (149,828)    (1,585,758)       (330,143)
                  -------------  ------------  -------------  ---------------
Net increase  ...    2,387,956     3,104,810      2,995,684       3,723,880
                  =============  ============  =============  ===============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                          COMMON STOCK                    GLOBAL               INTERNATIONAL
                            PORTFOLIO                    PORTFOLIO               PORTFOLIO
                  ---------------------------  ---------------------------  -----------------
                                                                              FOR THE PERIOD
                    SIX MONTHS     YEAR ENDED    SIX MONTHS     YEAR ENDED     FROM APRIL 3,
                    ENDED JUNE    DECEMBER 31,   ENDED JUNE    DECEMBER 31,  1995* TO JUNE 30,
                     30, 1995         1994        30, 1995         1994            1995
                  -------------  ------------  -------------  ------------  -----------------
Shares sold .....   13,752,409     35,758,326     9,100,489     21,053,323        671,744
Shares issued in
 reinvestment
 of dividends
 and
 distributions  .    1,884,534     17,645,138       386,159        898,514          3,532
                  -------------  ------------  -------------  ------------  -----------------
Total shares
 issued .........   15,636,943     53,403,464     9,486,648     21,951,837        675,276
Shares redeemed     (4,893,970)    (7,202,598)   (2,324,385)    (1,911,754)          (618)
                  -------------  ------------  -------------  ------------  -----------------
Net increase  ...   10,742,973     46,200,866     7,162,263     20,040,083        674,658
                  =============  ============  =============  ============  =================

                                                                CONSERVATIVE
                             AGGRESSIVE STOCK                     INVESTORS
                                 PORTFOLIO                        PORTFOLIO
                     -------------------------------  -------------------------------
                        SIX MONTHS       YEAR ENDED      SIX MONTHS       YEAR ENDED
                      ENDED JUNE 30,    DECEMBER 31,   ENDED JUNE 30,    DECEMBER 31,
                           1995             1994            1995             1994
                     ---------------  --------------  ---------------  --------------
Shares sold ........    12,999,185       23,071,977       2,401,226       6,795,540
Shares issued in
 reinvestment
 of dividends and
 distributions .....        67,416           69,084         509,020         760,857
                     ---------------  --------------  ---------------  --------------
Total shares issued     13,066,601       23,141,061       2,910,246       7,556,397
Shares redeemed  ...    (9,915,265)     (12,173,721)       (674,142)       (730,909)
                     ---------------  --------------  ---------------  --------------
Net increase
 (decrease) ........     3,151,336       10,967,340       2,236,104       6,825,488
                     ===============  ==============  ===============  ==============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                                   GROWTH
                                 BALANCED                         INVESTORS
                                 PORTFOLIO                        PORTFOLIO
                     -------------------------------  -------------------------------
                        SIX MONTHS       YEAR ENDED      SIX MONTHS       YEAR ENDED
                      ENDED JUNE 30,    DECEMBER 31,   ENDED JUNE 30,    DECEMBER 31,
                           1995             1994            1995             1994
                     ---------------  --------------  ---------------  --------------
Shares sold ........     1,822,328       10,355,446       7,752,077       15,839,742
Shares issued in
 reinvestment
 of dividends and
 distributions .....     1,464,618        2,742,085         663,258          886,613
                     ---------------  --------------  ---------------  --------------
Total shares issued.     3,286,946       13,097,531       8,415,335       16,726,355
Shares redeemed ....    (3,825,458)      (5,497,701)       (236,969)        (960,533)
                     ---------------  --------------  ---------------  --------------
Net increase
 (decrease) ........      (538,512)       7,599,830       8,178,366       15,765,822
                     ===============  ==============  ===============  =============

---------------
 *   Commencement of operations.

5.   Transactions with Affiliated Companies
     An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Investments in companies which are affiliates as of June 30, 1995 are summarized as follows:

                                                                    Market
Portfolio    Affiliates                                Cost         Value
-----------  ------------------------------------    ------------  ------------
Common       CBL & Associates Properties ........    $ 20,591,544  $ 21,001,913
Stock        Chris Craft Industries, Inc. (Class B)    13,002,933    42,830,690
             Essex Property Trust, Inc. .........       7,083,100     6,615,625
             Regency Realty Corp. ...............      14,600,607    13,067,900
                                                     ------------  ------------
                                                     $ 55,278,184  $ 83,516,128
                                                     ============  ============
Global       Nelvana Limited ....................    $  1,348,650  $  1,829,322
                                                     ============  ============
Aggressive   American Superconductor Corp. ......    $  7,438,364  $  7,568,175
Stock        Global Marine, Inc. ................      34,414,043    51,593,025
             Healthwise of America, Inc. ........      17,767,460    21,257,693
             Nine West Group, Inc. ..............      62,360,597    80,369,350
             Playboy Enterprises, Inc. (Class B).       6,184,224     6,149,588
             Rowan Cos., Inc. ...................      46,544,552    44,864,625
             Sun Healthcare Group, Inc. .........      80,007,489    53,932,725
             Xtra Corp. .........................      47,134,901    44,571,125
                                                     ------------  ------------
                                                     $301,851,630  $310,306,306
                                                     ============  ============
Balanced     Taco Cabana (Class A) ..............    $ 11,321,992  $  4,531,725
                                                     ============  ============

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
June 30, 1995

SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(C)

MONEY MARKET PORTFOLIO:

                                               SIX MONTHS
                                                 ENDED                       YEAR ENDED DECEMBER 31,
                                                JUNE 30,          --------------------------------------------------
                                                  1995           1994     1993*        1992        1991      1990
                                             ------------  ----------  ----------  ----------  ----------  ---------
                                              (UNAUDITED)
Net asset value, beginning of period (a)  .. $10.14        $10.12      $10.11      $10.13      $10.17      $10.14
                                             ------------  ----------  ----------  ----------  ----------  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................   0.29          0.41        0.30        0.37        0.61        0.81
 Net realized and unrealized gain (loss) on
  investments ..............................  --               --          --       (0.01)         --        0.01
                                             ------------  ----------  ----------  ----------  ----------  ----------
 Total from investment operations ..........   0.29          0.41        0.30        0.36        0.61        0.82
                                             ------------  ----------  ----------  ----------  ----------  ----------
 LESS DIVIDENDS:
 Dividends from net investment income  .....  (0.30)        (0.39)      (0.29)      (0.38)      (0.65)      (0.79)
                                             ------------  ----------  ----------  ----------  ----------  ----------
 Total dividends ...........................  (0.30)        (0.39)      (0.29)      (0.38)      (0.65)      (0.79)
                                             ------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period ............. $10.13        $10.14      $10.12      $10.11      $10.13      $10.17
                                             ============  ==========  ==========  ==========  ==========  ==========
Total return (d) ...........................   2.90%         4.02%       3.00%       3.57%       6.20%       8.22%
                                             ============  ==========  ==========  ==========  ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..........    $310,906     $325,391    $248,460    $268,584    $302,395    $359,426
Ratio of expenses to average net assets  ...   0.44%(b)      0.42%       0.42%       0.43%       0.43%       0.44%
Ratio of net investment income to average
 net assets ................................   5.77%(b)      4.01%       2.91%       3.63%       5.96%       7.85%

INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(E):


                                                          SIX MONTHS       YEAR ENDED DECEMBER 31,
                                                            ENDED                                        APRIL 1, 1991 TO
                                                           JUNE 30,  ---------------------------------     DECEMBER 31,
                                                            1995        1994         1993*      1992           1991
                                                         ----------- ---------  ----------  ---------   -----------------
                                                         (UNAUDITED)
Net asset value, beginning of period (a) .............. $   8.87      $10.08     $10.53      $10.73      $10.00
                                                        ------------  ---------  ----------  ----------  ----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................................     0.29        0.65       0.59        0.60        0.52
 Net realized and unrealized gain (loss) on
 investments ..........................................     0.43       (1.08)      0.51       (0.02)       0.66
                                                        ------------  ---------  ----------  ----------  ----------------
 Total from investment operations .....................     0.72       (0.43)      1.10        0.58        1.18
                                                        ------------  ---------  ----------  ----------  ----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .................    (0.28)      (0.78)     (0.68)      (0.60)      (0.34)
 Distributions from realized gains ....................    --             --      (0.87)      (0.18)      (0.11)
                                                        ------------  ---------  ----------  ----------  ----------------
 Total dividends and distributions ....................    (0.28)      (0.78)     (1.55)      (0.78)      (0.45)
                                                        ------------  ---------  ----------  ----------  ----------------
Net asset value, end of period ........................ $   9.31      $ 8.87     $10.08      $10.53      $10.73
                                                        ============  =========  ==========  ==========  ================
Total return (d) ......................................     8.18%      (4.37)%    10.58%       5.53%      12.10%
                                                        ============  =========  ==========  ==========  ================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .....................    $59,800      $48,518    $158,511    $293,587       $241,290
Ratio of expenses to average net assets ...............     0.58%(b)    0.56%      0.53%       0.52%       0.43%
Ratio of net investment income to average net assets  .     6.36%(b)    6.75%      5.43%       5.63%       4.88%
Portfolio turnover rate ...............................      115%        133%       254%        316%        174%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS -- (Continued)
June 30, 1995

 QUALITY BOND PORTFOLIO:

                                                                               SIX MONTHS                       OCTOBER 1, 1993
                                                                               ENDED JUNE      YEAR ENDED       TO DECEMBER 31,
                                                                                30, 1995    DECEMBER 31, 1994        1993
                                                                             ------------  -----------------  -----------------
                                                                              (UNAUDITED)
Net asset value, beginning of period (a) ...................................    $8.72      $ 9.82             $ 10.00
                                                                             ------------  -----------------  -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................................................     0.29        0.66                0.11
 Net realized and unrealized gain (loss) on investments and foreign
 currency  transactions ....................................................     0.59       (1.16)              (0.16)
                                                                             ------------  -----------------  -----------------
 Total from investment operations ..........................................     0.88       (0.50)              (0.05)
                                                                             ------------  -----------------  -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......................................   (0.29)       (0.55)              (0.12)
 Distributions in excess of realized gains .................................       --          --               (0.01)
 Tax return of capital distributions .......................................       --       (0.05)              --
                                                                             ------------  -----------------  -----------------
 Total dividends and distributions .........................................   (0.29)       (0.60)              (0.13)
                                                                             ------------  -----------------  -----------------
Net asset value, end of period .............................................    $9.31      $ 8.72             $  9.82
                                                                             ============  =================  =================
Total return (d) ...........................................................   10.27%       (5.10)%             (0.51)%
                                                                             ============  =================  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..........................................    $146,454        $127,575           $104,832
Ratio of expenses to average net assets .................................... 0.60%(b)        0.59%               0.69%(b)
Ratio of net investment income to average net assets ....................... 6.50%(b)        7.17%               4.62%(b)
Portfolio turnover rate ....................................................     291%         222%             77%

HIGH YIELD PORTFOLIO:

                                             SIX MONTHS
                                                ENDED                          YEAR ENDED DECEMBER 31,
                                               JUNE 30,      --------------------------------------------------
                                                 1995          1994       1993*      1992       1991      1990
                                              -----------    --------- ---------  ---------  --------  ---------
                                              (UNAUDITED)
Net asset value, beginning of period (a)  .... $   8.91       $10.08    $ 9.15     $ 8.96     $ 7.97     $ 9.14
                                               ------------  ---------  ---------  ---------  ---------  ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................     0.48         0.89      0.94       0.89       0.89       1.04
 Net realized and unrealized gain (loss) on
  investments ................................     0.47       (1.17)      1.10       0.19       0.99      (1.14)
                                               ------------  ---------  ---------  ---------  ---------  ---------
 Total from investment operations ............     0.95       (0.28)      2.04       1.08       1.88      (0.10)
                                               ------------  ---------  ---------  ---------  ---------  ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  .......    (0.46)      (0.88)     (0.92)     (0.89)     (0.89)     (1.07)
 Dividends in excess of net investment income     --          (0.01)        --         --         --         --
 Distributions from realized gains ...........    --              --     (0.19)        --         --         --
                                               ------------  ---------  ---------  ---------  ---------  ---------
 Total dividends and distributions ...........    (0.46)      (0.89)     (1.11)     (0.89)     (0.89)     (1.07)
                                               ------------  ---------  ---------  ---------  ---------  ---------
Net asset value, end of period ............... $   9.40        $8.91    $10.08     $ 9.15     $ 8.96     $ 7.97
                                               ============  =========  =========  =========  =========  =========
Total return (d) .............................    10.81%     (2.79)%     23.15%     12.31%     24.46%     (1.10)%
                                               ============  =========  =========  =========  =========  =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............    $95,738      $73,895    $67,169    $47,687    $45,066    $36,569
Ratio of expenses to average net assets  .....     0.61%(b)    0.61%      0.63%      0.60%      0.61%      0.62%
Ratio of net investment income to average net
 assets ......................................    10.39%(b)    9.23%      9.52%      9.58%     10.31%     12.04%
Portfolio turnover rate ......................      192%        248%       280%       177%       187%        53%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS -- (Continued)
June 30, 1995

GROWTH AND INCOME PORTFOLIO:

                                                           SIX MONTHS                       OCTOBER 1, 1993
                                                           ENDED JUNE      YEAR ENDED       TO DECEMBER 31,
                                                            30, 1995    DECEMBER 31, 1994        1993
                                                         ------------  -----------------  -----------------
                                                          (UNAUDITED)
Net asset value, beginning of period (a) ............... $  9.70       $ 9.95             $ 10.00
                                                         ------------  -----------------  -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................    0.17         0.31                0.03
 Net realized and unrealized gain (loss) on investments     0.96        (0.36)              (0.06)
                                                         ------------  -----------------  -----------------
 Total from investment operations ......................    1.13        (0.05)              (0.03)
                                                         ------------  -----------------  -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................   (0.15)       (0.20)              (0.02)
 Dividends in excess of net investment income  .........   --              --               (0.00)
 Tax return of capital distributions ...................   --              --               (0.00)
                                                         ------------  -----------------  -----------------
 Total dividends and distributions .....................   (0.15)       (0.20)              (0.02)
                                                         ------------  -----------------  -----------------
Net asset value, end of period ......................... $ 10.68       $ 9.70             $  9.95
                                                         ============  =================  =================
Total return (d) .......................................   11.75%       (0.58)%             (0.25)%
                                                         ============  =================  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................    $60,218          $31,522            $1,456
Ratio of expenses to average net assets ................    0.64%(b)     0.78%               2.70%(b)
Ratio of net investment income to average net asset  ...    3.37%(b)     3.13%               1.12%(b)
Portfolio turnover rate ................................      33%          52%             48%

EQUITY INDEX PORTFOLIO:

                                                            SIX MONTHS
                                                          ENDED JUNE 30,   MARCH 1, 1994 TO
                                                               1995        DECEMBER 31, 1994
                                                         ---------------  -----------------
                                                            (UNAUDITED)
Net asset value, beginning of period (a) ............... $ 9.87           $10.00
                                                         ---------------  -----------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ................................   0.13             0.20
  Net realized and unrealized gain (loss) on investments   1.80            (0.09)
                                                         ---------------  -----------------
  Total from investment operations .....................   1.93             0.11
                                                         ---------------  -----------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .................  (0.10)           (0.20)
  Distributions of realized gains ......................  --               (0.03)
  Distributions in excess of realized gains ............  --               (0.01)
                                                         ---------------  -----------------
  Total dividends and distributions ....................  (0.10)           (0.24)
                                                         ---------------  -----------------
Net asset value, end of period ......................... $11.70           $ 9.87
                                                         ===============  =================
Total return (d) .......................................  19.71%           (1.08)%
                                                         ===============  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...................... $78,648          $36,748
Ratio of expenses to average net assets ................   0.45%(b)         0.49%(b)
Ratio of net investment income to average net assets  ..   2.37%(b)         2.42%(b)
Portfolio turnover rate ................................      6%               7%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1995

COMMON STOCK PORTFOLIO:

                                                 SIX MONTHS
                                                  ENDED                           YEAR ENDED DECEMBER 31,
                                                 JUNE 30,     -----------------------------------------------------
                                                   1995           1994          1993*        1992          1991         1990
                                               ------------   ------------  ------------  ------------  -----------   ---------
                                                (UNAUDITED)
Net asset value, beginning of period (a)  ....      $ 13.36   $ 14.65        $ 13.49       $ 14.18       $ 11.22       $ 12.87
                                                ------------   ------------  ------------  ------------  ------------  --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ......................         0.11      0.20           0.23          0.24          0.32          0.21
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions  .............................         2.37     (0.51)          3.10          0.20          3.91         (1.25)
                                               ------------   -------------  ------------  ------------  ------------  ---------
  Total from investment operations ...........         2.48     (0.31)          3.33          0.44          4.23         (1.04)
                                               ------------   -------------  ------------  ------------  ------------  ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .......        (0.11)    (0.19)         (0.23)        (0.24)        (0.29)        (0.22)
  Dividends in excess of net investment
   income  ...................................           --     (0.01)         (0.00)           --            --            --
  Distribution from realized gains ...........           --     (0.77)         (1.94)        (0.89)        (0.98)        (0.39)
  Tax return of capital distributions ........           --     (0.01)            --            --            --            --
                                               ------------   ------------  ------------  ------------  ------------  ----------
  Total dividends and distributions ..........        (0.11)    (0.98)         (2.17)        (1.13)        (1.27)        (0.61)
                                               ------------   ------------  ------------  ------------  ------------  ----------
Net asset value, end of period ...............      $ 15.73   $ 13.36        $ 14.65       $ 13.49       $ 14.18       $ 11.22
                                               ============   ============  ============  ============  ============  ==========
Total return (d) .............................        18.55%    (2.14)%        24.84%         3.22%        37.90%        (8.11)%
                                               ============  ============  ============  ============  ============  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............   $4,249,836   $3,466,245     $3,125,128    $2,307,292    $2,126,402    $673,476
Ratio of expenses to average net assets  .....        0.39%(b)     0.38%         0.38%         0.38%         0.40%       0.44%
Ratio of net investment income to average net
  assets .....................................        1.53%(b)     1.40%         1.55%         1.73%         2.32%       1.72%
Portfolio turnover rate ......................          27%          52%           82%           71%           90%         82%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS -- (Continued)
June 30, 1995

 GLOBAL PORTFOLIO:


                                              SIX MONTHS
                                                ENDED                       YEAR ENDED DECEMBER 31,
                                               JUNE 30,    --------------------------------------------------------
                                                1995          1994        1993*      1992      1991       1990
                                            ------------   ----------  ----------  ---------  ---------  ----------
                                             (UNAUDITED)
Net asset value, beginning of period (a)  . $     13.87    $  13.62    $  11.41    $ 11.64    $   9.76   $ 10.74
                                            ------------   ----------  ----------  ---------  ---------  ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................        0.16        0.20        0.08       0.14       0.22       0.38
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ............................        0.83        0.52        3.58      (0.20)      2.74      (1.03)
                                            ------------   ----------  ----------  ---------  ---------  ---------
 Total from investment operations  ........        0.99        0.72        3.66      (0.06)      2.96      (0.65)
                                            ------------   ----------  ----------  ---------  ---------  ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  ....       (0.15)      (0.17)      (0.15)     (0.11)     (0.23)     (0.33)
 Distributions from realized gains  .......       --          (0.28)      (1.30)     (0.06)     (0.85)        --
 Distributions in excess of realized gains        --          (0.00)      (0.00)        --         --         --
 Tax return of capital distributions  .....       --          (0.02)         --         --         --         --
                                            ------------   ----------  ----------  ---------  ---------  ---------
 Total dividends and distributions  .......       (0.15)      (0.47)      (1.45)     (0.17)     (1.08)     (0.33)
                                            ------------   ----------  ----------  ---------  ---------  ---------
Net asset value, end of period ............ $     14.71    $  13.87    $  13.62    $ 11.41    $ 11.64    $  9.76
                                            ============   ==========  ==========  =========  =========  =========
Total return (d) ..........................        7.22%       5.23%      32.09%     (0.50)%    30.54%     (6.06)%
                                            ============   ==========  ==========  =========  =========  =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ........     $552,732    $421,698    $141,257    $49,171    $39,487     $24,097
Ratio of expenses to average net assets  ..        0.64%(b)    0.69%       0.84%      0.70%      0.75%       0.75%
Ratio of net investment income to average
 net assets ...............................        2.30%(b)    1.41%       0.62%      1.20%      1.94%      3.67%
Portfolio turnover rate ...................          31%         71%        150%       216%       267%       502%

INTERNATIONAL PORTFOLIO:

                                                         APRIL 3, 1995
                                                          TO JUNE 30,
                                                             1995
                                                       ---------------
                                                          (UNAUDITED)
Net asset value, beginning of period (a) ............. $   10.00
                                                       ---------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..............................      0.06
  Net realized and unrealized gain on investments ....      0.08
                                                       ---------------
  Total from investment operations ...................      0.14
                                                       ---------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ...............     (0.05)
  Distributions of realized gains ....................     --
                                                       ---------------
  Total dividends and distributions ..................     (0.05)
                                                       ---------------
Net asset value, end of period ....................... $   10.09
                                                       ===============
Total return (d) .....................................      1.47%
                                                       ===============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................... $6,809
Ratio of expenses to average net assets ..............      1.19%(b)
Ratio of net investment income to average net assets        2.40%(b)
Portfolio turnover rate ..............................        17%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS -- (Continued)
June 30, 1995

AGGRESSIVE STOCK PORTFOLIO:


                                              SIX MONTHS
                                                ENDED                          YEAR ENDED DECEMBER 31,
                                               JUNE 30,      ------------------------------------------------------------
                                                1995         1994        1993*          1992        1991         1990
                                            ------------     ----------  ------------    ---------    ----------  -------

                                                             (UNAUDITED)
Net asset value, beginning of period
 (a) ...................................      $ 30.63        $ 31.89       $ 29.81        $ 33.82     $ 19.37      $ 19.90
                                         ------------       ---------    ----------    -----------    ----------   --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................         0.04           0.04          0.09           0.17        0.12         0.16
 Net realized and unrealized gain
  (loss) on investments ................         4.30          (1.26)         4.91          (1.25)      16.68         1.46
                                         ------------       ---------  ------------  ------------  ----------     -------
 Total from investment operations  .....         4.34          (1.22)         5.00          (1.08)      16.80         1.62
                                         ------------       ---------  ------------  ------------  ----------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment  income          (0.04)         (0.04)        (0.09)         (0.18)      (0.10)       (0.16)
 Distributions from realized gains  ....           --             --         (2.75)         (2.75)      (2.25)       (1.99)
 Distributions in excess of realized
  gains ................................           --             --         (0.07)            --          --           --
 Tax return of capital distributions  ..           --          (0.00)        (0.01)            --          --           --
                                         ------------       ---------  ------------  ------------  ----------    --------
 Total dividends and distributions.  ...        (0.04)         (0.04)        (2.92)         (2.93)      (2.35)       (2.15)
                                         ------------       ---------  ------------  ------------  ----------    --------
Net asset value, end of period .........      $ 34.93        $ 30.63       $ 31.89        $ 29.81      $33.82       $19.37
                                         ============       =========  ============  ============  ==========    ========
Total return (d) .......................        14.16%         (3.81)%       16.77%        (3.16)%     86.87%        8.16%
                                         ============       =========  ============  ============  ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  .....    $2,199,391     $1,832,164    $1,557,332    $1,210,576    $959,257    $120,960
Ratio of expenses to average net assets          0.50%(b)       0.49%        0.49%          0.50%       0.51%       0.55%
Ratio of net investment income to
 average net assets ....................         0.23%(b)       0.12%        0.28%          0.57%       0.40%       0.78%
Portfolio turnover rate ................           64%            92%          89%            68%        117%         54%

CONSERVATIVE INVESTORS PORTFOLIO:


                                              SIX MONTHS
                                                ENDED                        YEAR ENDED DECEMBER 31,
                                               JUNE 30,    --------------------------------------------------------
                                                1995          1994        1993*      1992      1991       1990
                                            ------------   ----------  ----------  ---------  ---------  ----------
                                           (UNAUDITED)
Net asset value, beginning of period (a)      $ 10.15     $ 11.12    $  10.94    $ 11.29    $ 10.23    $ 10.26
                                          ------------   ----------  ----------  ---------  ---------  ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................        0.31        0.55        0.52       0.64       0.69       0.72
 Net realized and unrealized gain
  (loss) on investments .................        0.90       (1.00)       0.65      (0.01)      1.28      (0.09)
                                          ------------   ----------  ----------  ---------  ---------  ---------
 Total from investment operations  ......        1.21       (0.45)       1.17       0.63       1.97       0.63
                                          ------------   ----------  ----------  ---------  ---------  ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment  income  .       (0.30)      (0.52)      (0.50)     (0.62)     (0.66)     (0.66)
 Dividends in excess of net  investment
 income .................................       --             --       (0.00)        --         --         --
 Distributions from realized gains  .....       --             --       (0.49)     (0.36)     (0.25)        --
                                          ------------   ----------  ----------  ---------  ---------  ---------
 Total dividends and distributions  .....       (0.30)      (0.52)      (0.99)     (0.98)     (0.91)     (0.66)
                                          ------------   ----------  ----------  ---------  ---------  ---------
Net asset value, end of period ..........     $ 11.06     $ 10.15    $  11.12    $ 10.94    $ 11.29    $ 10.23
                                          ============   ==========  ==========  =========  =========  =========
Total return (d) ........................       12.01%      (4.10)%     10.76%      5.64 %    19.80%      6.30 %
                                          ============   ==========  ==========  =========  =========  =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ......     $214,046    $173,691    $114,418    $70,675    $50,279    $29,971
Ratio of expenses to average net assets          0.61%(b)    0.59%       0.60%      0.61%      0.64%      0.73%
Ratio of net investment income to
 average net assets .....................        5.77%(b)    5.22%       4.49%      5.77%      6.45%      7.06%
Portfolio turnover rate .................         126%        228%        178%       136%       171%        88%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS -- (Continued)
June 30, 1995

 BALANCED PORTFOLIO:


                                              SIX MONTHS
                                                ENDED                           YEAR ENDED DECEMBER 31,
                                               JUNE 30,       -------------------------------------------------------------
                                                1995             1994         1993*         1992          1991        1990
                                            ------------      -----------  -----------  -------------  ----------  ---------
                                             (UNAUDITED)
Net asset value, beginning of period (a)  ....     $14.87        $16.67        $16.19        $18.48      $14.40      $15.16
                                               ------------  ------------  ------------  ------------  ----------  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................       0.26          0.45          0.50          0.56        0.60        0.78
 Net realized and unrealized gain (loss) on
  investments ................................       1.21        (1.78)          1.46        (1.11)        5.23      (0.76)
                                               ------------  ------------  ------------  ------------  ----------  ----------
 Total from investment operations ............       1.47        (1.33)          1.96        (0.55)        5.83        0.02
                                               ------------  ------------  ------------  ------------  ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  .......     (0.26)        (0.44)        (0.50)        (0.55)      (0.55)      (0.78)
 Dividends in excess of net investment
  income .....................................         --        (0.03)            --            --          --          --
 Distributions from realized gains ...........         --            --        (0.95)        (1.19)      (1.20)          --
 Distributions in excess of realized gains  ..         --            --        (0.03)            --          --          --
 Tax return of capital distributions  ........         --        (0.00)            --            --          --          --
                                               ------------  ------------  ------------  ------------  ----------  ----------
 Total dividends and distributions ...........     (0.26)        (0.47)        (1.48)        (1.74)      (1.75)      (0.78)
                                               ------------  ------------  ------------  ------------  ----------  ----------
Net asset value, end of period ...............     $16.08        $14.87        $16.67        $16.19      $18.48      $14.40
                                               ============  ============  ============  ============  ==========  ==========
Total return (d) .............................      9.98%       (8.02)%        12.28%       (2.85)%      41.25%       0.25%
                                               ============  ============  ============  ============  ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............ $1,429,852    $1,329,820    $1,364,640    $1,076,670    $964,262    $286,432
Ratio of expenses to average net assets  .....       0.40%(b)      0.39%        0.39%         0.40%       0.41%       0.45%
Ratio of net investment income to average net
 assets ......................................       3.41%(b)      2.87%        2.99%         3.30%       3.60%       5.35%
Portfolio turnover rate ......................       113%          115%           99%           91%        159%        119%

GROWTH INVESTORS PORTFOLIO:

                                             SIX MONTHS
                                               ENDED                       YEAR ENDED DECEMBER 31,
                                              JUNE 30,   --------------------------------------------------------
                                               1995         1994        1993*       1992       1991       1990
                                           ------------  ----------  ----------  ---------  ---------  ----------
                                            (UNAUDITED)
Net asset value, beginning of period (a)      $ 14.66     $ 15.61      $ 14.69     $ 15.17    $ 11.03    $ 10.33
                                          ------------  ----------  ----------  ----------  ---------  ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .................        0.29        0.50         0.43        0.44       0.41       0.44
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions  ........................        1.76      (0.98)         1.79        0.28       4.93       0.64
                                          ------------  ----------  ----------  ----------  ---------  ---------
  Total from investment operations ......        2.05      (0.48)         2.22        0.72       5.34       1.08
                                          ------------  ----------  ----------  ----------  ---------  ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..       (0.27)     (0.46)        (0.42)      (0.41)     (0.37)     (0.38)
  Dividends in excess of net investment
   income  ..............................       --         (0.01)           --          --         --         --
  Distributions from realized gains .....       --            --         (0.88)      (0.79)     (0.83)        --
                                          ------------  ----------  ----------  ----------  ---------  ---------
  Total dividends and distributions .....       (0.27)     (0.47)        (1.30)      (1.20)     (1.20)     (0.38)
                                          ------------  ----------  ----------  ----------  ---------  ---------
Net asset value, end of period ..........     $  16.44   $ 14.66       $ 15.61     $ 14.69    $ 15.17    $ 11.03
                                          ============  ==========  ==========  ==========  =========  =========
Total return (d) ........................        14.09%    (3.15)%       15.26%       4.85%     48.83%     10.70%
                                          ============  ==========  ==========  ==========  =========  =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ......     $686,998    $492,478     $278,467    $148,650    $84,338    $24,539
Ratio of expenses to average net assets          0.59%(b)    0.59%        0.62%       0.60%      0.66%      0.78%
Ratio of net investment income to
  average net assets ....................        3.71%(b)    3.32%        2.71%       3.00%      3.03%      4.11%
Portfolio turnover rate .................          56%        131%         118%        129%       139%        92%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
June 30, 1995

* Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantialy all of the assets of Equitable Capital and became the investment adviser to the Trust.

(a) Date as of which funds were first allocated to the Portfolios are as follows:
    Common Stock Portfolio--June 16, 1975
    Money Market Portfolio--July 13, 1981
    Balanced Portfolio--January 27, 1986
    Aggressive Stock Portfolio--January 27, 1986
    High Yield Portfolio--January 2, 1987
    Global Portfolio--August 27, 1987
    Conservative Investors Portfolio--October 2, 1989
    Growth Investors Portfolio--October 2, 1989
    Intermediate Government Securities Portfolio--April 1, 1991
    Quality Bond Portfolio--October 1, 1993
    Growth and Income Portfolio--October 1, 1993
    Equity Index Portfolio--March 1, 1994
    International Portfolio--April 3, 1995

(b) Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e) On February 22, 1994, shares of the Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Short-Term World Income Portfolio.